UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

All-Cap Energy & Resources Portfolio
Asset Allocation Portfolio
Aurora Portfolio
Capital Appreciation Portfolio
Energy & Resources Portfolio
Global Opportunities Portfolio
Health Sciences Opportunities Portfolio
International Opportunities Portfolio
Mid-Cap Growth Equity Portfolio
Mid-Cap Value Equity Portfolio
Science & Technology Opportunities Portfolio
Small Cap Core Equity Portfolio
Small Cap Growth Equity Portfolio
Small Cap Value Equity Portfolio
Small/Mid-Cap Growth Portfolio
U.S. Opportunities Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Funds, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2009

Date of reporting period: 06/30/2009

Item 1	–	Schedule of Investments

Schedule of Investments June 30, 2009 (Unaudited)	All-Cap Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Chemicals — 2.3%
Potash Corp. of Saskatchewan, Inc.	134,900	$12,552,445

Energy Equipment & Services — 21.0%
Cameron International Corp.(a)	212,930	6,025,919
Core Laboratories NV	148,850	12,972,278
ENSCO International, Inc.	104,338	3,638,266
FMC Technologies, Inc.(a)	391,390	14,708,436
Halliburton Co.	259,000	5,361,300
Helmerich & Payne, Inc.	334,330	10,320,767
Noble Corp.	212,310	6,422,377
Oceaneering International, Inc.(a)	137,310	6,206,412
Pride International, Inc.(a)	230,580	5,778,335
Schlumberger Ltd.	198,480	10,739,753
Smith International, Inc.	164,340	4,231,755
Transocean Ltd.(a)	187,240	13,910,060
Unit Corp.(a)	147,340	4,062,164
Weatherford International Ltd.(a)	694,870	13,591,657

		117,969,479

Gas Utilities — 3.7%
EQT Corp.	351,410	12,267,723
Questar Corp.	272,030	8,462,853

		20,730,576

Metals & Mining — 9.4%
Agnico-Eagle Mines Ltd.	147,590	7,745,523
BHP Billiton Ltd. - ADR	239,510	13,108,382
Eldorado Gold Corp.(a)	570,620	5,141,295
Goldcorp, Inc.	242,852	8,439,107
Silver Wheaton Corp.(a)	1,370,824	11,295,590
Teck Resources Ltd. - Class B(a)	438,290	6,989,881

		52,719,778

Oil, Gas & Consumable Fuels — 56.5%
Apache Corp.	173,630	12,527,404
Arch Coal, Inc.	333,500	5,125,895
BG Group Plc - ADR	155,110	13,083,528
Bill Barrett Corp.(a)	367,821	10,100,365
Cameco Corp.	76,770	1,965,312
Canadian Natural Resources Ltd.	173,340	9,098,617
CONSOL Energy, Inc.	543,530	18,458,279
Crescent Point Energy Trust	275,870	8,139,843
Denbury Resources, Inc.(a)	671,190	9,886,629
EnCana Corp.	234,260	11,588,842
EOG Resources, Inc.	167,970	11,408,522
Forest Oil Corp.(a)	319,590	4,768,283
Galleon Energy, Inc. - Class A(a)	720,094	2,631,131
Gasco Energy, Inc.(a)(b)	1,525,000	427,000
Hess Corp.	207,470	11,151,512
Hugoton Royalty Trust	1	14
Massey Energy Co.	624,639	12,205,446
Murphy Oil Corp.	137,890	7,490,185
Newfield Exploration Co.(a)	358,000	11,695,860
Nexen, Inc.	445,254	9,673,360
Noble Energy, Inc.	173,800	10,248,986
Occidental Petroleum Corp.	222,350	14,632,854
OGX Petroleo e Gas Participacoes SA(a)	11,200	5,744,265
Patriot Coal Corp.(a)(b)	64,116	409,060
Peabody Energy Corp.	409,390	12,347,202
PetroChina Co. Ltd. - ADR	33,390	3,688,927
Petroleo Brasileiro SA - ADR	365,240	14,967,535
Plains Exploration & Production Co.(a)	283,710	7,762,306
Range Resources Corp.	374,800	15,520,468
Rex Energy Corp.(a)	310,500	1,769,850
Southwestern Energy Co.(a)	431,500	16,763,775
StatoilHydro ASA	373,222	7,372,318
StatoilHydro ASA - ADR	157,440	3,112,589
Suncor Energy, Inc.(b)	245,980	7,463,033
TriStar Oil & Gas Ltd.(a)	257,714	2,392,532
TriStar Oil & Gas Ltd. (acquired 8/18/05 through 8/22/05, cost $111,840)(a)(c)	6,000	55,702
Whiting Petroleum Corp.(a)(b)	277,130	9,743,891
XTO Energy, Inc.	310,671	11,848,992

		317,270,312

Total Long-Term Investments (Cost — $559,948,935) — 92.9%		521,242,590

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund,
0.45%(d)(e)	40,650,302	40,650,302
BlackRock Liquidity Series, LLC Money Market Series,
0.55%(d)(e)(f)	9,860,950	9,860,950

Total Short-Term Securities (Cost — $50,511,252) — 9.0%		50,511,252

Total Investments (Cost — $610,460,187*) — 101.9%		571,753,842
Liabilities in Excess of Other Assets — (1.9)%		(10,471,645)

Net Assets — 100.0%		$561,282,197

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$604,979,376

Gross unrealized appreciation	$83,545,084
Gross unrealized depreciation	(116,770,618)

Net unrealized depreciation	$(33,225,534)

(a)	Non-income producing security.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names of certain securities have been abbreviated according to the following list.	ADR	American Depository Receipts	HKD	Hong Kong Dollar
	AUD	Australian Dollar	JPY	Japanese Yen
	CAD	Canadian Dollar	NOK	Norwegian Krone
	CHF	Swiss Francs	NZD	New Zealand Dollar
	CZK	Czechoslovakian Krone	SEK	Swedish Krona
	DKK	Danish Krone	SGD	Singapore Dollar
	EUR	Euro	USD	United States Dollar
	GBP	British Pound

JUNE 30, 2009	1

Schedule of Investments (concluded)	All-Cap Energy & Resources Portfolio

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale. As of report date the Portfolio held less than 0.0% of its net assets, with a current market value of $55,702 and an original cost of $111,840 in these securities.

(d)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	40,650,302	$46,248
BlackRock Liquidity Series, LLC Money Market Series	(31,937,050)	$79,978

(e)	Represents the current yield as of report date.

(f)	Security purchased with the cash proceeds from securities loans.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Common Stocks:
Chemicals	$12,552,445	—	—	$12,552,445
Energy Equipment & Services	117,969,479	—	—	117,969,479
Gas Utilities	20,730,576	—	—	20,730,576
Metals & Mining	52,719,778	—	—	52,719,778
Oil, Gas & Consumable Fuels	309,897,994	$7,372,318	—	317,270,312
Short-Term Securities	50,511,252	—	—	50,511,252

Total	$564,381,524	$7,372,318	—	$571,753,842

2	JUNE 30, 2009

Schedule of Investments June 30, 2009 (Unaudited)	Aurora Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 1.2%
BE Aerospace, Inc.(a)	102,500	$1,471,900
Orbital Sciences Corp.(a)	252,677	3,833,110

		5,305,010

Air Freight & Logistics — 0.3%
Hub Group, Inc. - Class A(a)	76,600	1,581,024

Auto Components — 0.4%
Autoliv, Inc.	63,000	1,812,510

Capital Markets — 1.3%
Invesco Ltd.	326,500	5,818,230

Chemicals — 2.4%
Airgas, Inc.	79,200	3,209,976
Albemarle Corp.	162,200	4,147,454
FMC Corp.	71,900	3,400,870

		10,758,300

Commercial Banks — 6.5%
Associated Banc-Corp.	145,500	1,818,750
City National Corp.(b)	52,600	1,937,258
CVB Financial Corp.(b)	694,400	4,145,568
KeyCorp	1,850,500	9,696,620
Sterling Bancshares, Inc.	962,600	6,093,258
TCF Financial Corp.(b)	438,400	5,861,408

		29,552,862

Commercial Services & Supplies — 3.0%
The Brink’s Co.	301,251	8,745,316
The GEO Group, Inc.(a)	270,400	5,024,032

		13,769,348

Communications Equipment — 2.3%
Arris Group, Inc.(a)	545,600	6,634,496
Polycom, Inc.(a)	188,600	3,822,922

		10,457,418

Computers & Peripherals — 1.4%
NCR Corp.(a)	327,300	3,871,959
Teradata Corp.(a)	100,000	2,343,000

		6,214,959

Containers & Packaging — 2.1%
Owens-Illinois, Inc.(a)	111,000	3,109,110
Pactiv Corp.(a)	195,900	4,256,907
Silgan Holdings, Inc.	41,500	2,034,745

		9,400,762

Diversified Consumer Services — 1.0%
Brink’s Home Security Holdings, Inc.(a)	154,651	4,378,170

Diversified Financial Services — 3.6%
PHH Corp.(a)	882,741	16,048,231

Electric Utilities — 5.0%
American Electric Power Co., Inc.	128,800	3,721,032
DPL, Inc.	160,100	3,709,517
Northeast Utilities	312,600	6,974,106
Unisource Energy Corp.	100,600	2,669,924
Westar Energy, Inc.	291,000	5,462,070

		22,536,649

Electrical Equipment — 1.3%
AMETEK, Inc.	174,800	6,044,584

Electronic Equipment, Instruments & Components — 4.3%
Amphenol Corp. - Class A	221,100	6,995,604
Anixter International, Inc.(a)	141,000	5,300,190
Tech Data Corp.(a)	214,800	7,026,108

		19,321,902

Energy Equipment & Services — 1.6%
Core Laboratories NV	81,200	7,076,580

Food & Staples Retailing — 2.3%
BJ’s Wholesale Club, Inc.(a)	317,300	10,226,579

Food Products — 4.2%
Del Monte Foods Co.	568,400	5,331,592
The J.M. Smucker Co.	144,300	7,021,638
Ralcorp Holdings, Inc.(a)	78,270	4,768,208
Sanderson Farms, Inc.	37,500	1,687,500

		18,808,938

Health Care Equipment & Supplies — 0.8%
The Cooper Cos., Inc.	146,100	3,613,053

Health Care Providers & Services — 5.8%
CIGNA Corp.	156,400	3,767,676
Coventry Health Care, Inc.(a)	197,800	3,700,838
DaVita, Inc.(a)	128,900	6,375,394
MEDNAX, Inc. (a)	108,600	4,575,318
Psychiatric Solutions, Inc.(a)	199,400	4,534,356
VCA Antech, Inc.(a)	129,000	3,444,300

		26,397,882

Hotels, Restaurants & Leisure — 2.1%
Bally Technologies, Inc.(a)	246,200	7,366,304
Darden Restaurants, Inc.	67,565	2,228,294

		9,594,598

Household Durables — 1.2%
Jarden Corp.(a)	287,000	5,381,250

Insurance — 4.7%
Aspen Insurance Holdings Ltd.	193,500	4,322,790
The Hanover Insurance Group, Inc.	223,030	8,499,673
Platinum Underwriters Holdings Ltd.	157,977	4,516,563
W.R. Berkley Corp.	171,900	3,690,693

		21,029,719

Internet & Catalog Retail — 0.5%
Expedia, Inc.(a)	139,800	2,112,378

Internet Software & Services — 2.0%
SkillSoft Plc - ADR(a)	1,176,316	9,175,265

IT Services — 1.3%
Lender Processing Services, Inc.	207,900	5,773,383

Leisure Equipment & Products — 1.0%
Hasbro, Inc.	180,600	4,377,744

Life Sciences Tools & Services — 2.4%
Charles River Laboratories International, Inc.(a)	174,000	5,872,500
Life Technologies Corp.(a)	115,600	4,822,832

		10,695,332

Machinery — 2.5%
IDEX Corp.	95,600	2,348,892
Kennametal, Inc.	231,494	4,440,055

JUNE 30, 2009	3

Schedule of Investments (continued)	Aurora Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Machinery (concluded)
Pentair, Inc.	177,800	$4,555,236

		11,344,183

Marine — 1.0%
Kirby Corp.(a)	135,400	4,304,366

Media — 4.3%
Arbitron, Inc.	350,900	5,575,801
Cablevision Systems Corp. - Class A	239,100	4,640,931
Regal Entertainment Group - Class A	358,600	4,765,794
Viacom, Inc. - Class B(a)	201,500	4,574,050

		19,556,576

Metals & Mining — 0.5%
Reliance Steel & Aluminum Co.	57,000	2,188,230

Multi-Utilities — 2.3%
CMS Energy Corp.	374,100	4,519,128
Wisconsin Energy Corp.	148,400	6,041,364

		10,560,492

Oil, Gas & Consumable Fuels — 1.2%
CONSOL Energy, Inc.	96,000	3,260,160
Whiting Petroleum Corp.(a)	62,500	2,197,500

		5,457,660

Personal Products — 0.8%
Alberto-Culver Co.	146,700	3,730,581

Professional Services — 0.8%
FTI Consulting, Inc.(a)	73,600	3,732,992

Real Estate Investment Trusts — 6.9%
Alexandria Real Estate Equities, Inc.(b)	113,200	4,051,428
Chimera Investment Corp.	2,265,100	7,905,199
Digital Realty Trust, Inc.(b)	151,300	5,424,105
MFA Financial, Inc.	914,600	6,329,032
Redwood Trust, Inc.(b)	253,400	3,740,184
Ventas, Inc.	117,100	3,496,606

		30,946,554

Road & Rail — 0.9%
Genesee & Wyoming, Inc. - Class A(a)	147,000	3,896,970

Semiconductors & Semiconductor Equipment — 4.3%
Analog Devices, Inc.	200,500	4,968,390
Fairchild Semiconductor International, Inc.(a)	584,100	4,082,859
ON Semiconductor Corp.(a)	672,400	4,612,664
Verigy Ltd.(a)	464,500	5,652,965

		19,316,878

Software — 1.6%
Lawson Software, Inc.(a)	1,004,100	5,602,878
Novell, Inc.(a)	403,792	1,829,178

		7,432,056

Specialty Retail — 3.5%
Advance Auto Parts, Inc.	81,500	3,381,435
O’Reilly Automotive, Inc.(a)	156,900	5,974,752
PetSmart, Inc.	167,500	3,594,550
RadioShack Corp.	196,800	2,747,328

		15,698,065

Textiles, Apparel & Luxury Goods — 1.7%
Iconix Brand Group, Inc.(a)	392,400	6,035,112
Phillips-Van Heusen Corp.	61,800	1,773,042

		7,808,154

Thrifts & Mortgage Finance — 0.4%
First Niagara Financial Group, Inc.	155,900	1,780,378

Water Utilities — 1.0%
American Water Works Co., Inc.	244,800	4,678,128

Total Long-Term Investments (Cost — $427,599,690) — 99.7%		449,694,923

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund,
0.45%(c)(d)	1,258,002	1,258,002
BlackRock Liquidity Series, LLC Money Market Series,
0.55%(c)(d)(e)	21,112,500	21,112,500

Total Short-Term Securities (Cost — $22,370,502) — 4.9%		22,370,502

Total Investments (Cost — $449,970,192*) — 104.6%		472,065,425
Liabilities in Excess of Other Assets — (4.6)%		(20,959,665)

Net Assets — 100.0%		$451,105,760

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$467,528,610

Gross unrealized appreciation	$19,819,720
Gross unrealized depreciation	(15,282,905)

Net unrealized appreciation	$4,536,815

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	1,258,002	$42,792
BlackRock Liquidity Series, LLC Money Market Series	(35,242,900)	$184,131

(d)	Represents the current yield as of report date.

(e)	Security purchased with the cash proceeds from securities loans.

4	JUNE 30, 2009

Schedule of Investments (concluded)	Aurora Portfolio

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1:
Long-Term Investments[1]	$449,694,923
Short-Term Securities	22,370,502

Total Level 1	472,065,425

Level 2	—
Level 3	—

Total	$472,065,425

[1]	See above Schedule of Investments for values in each industry.

JUNE 30, 2009	5

Schedule of Investments June 30, 2009 (Unaudited)	Capital Appreciation Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
General Dynamics Corp.	38,500	$2,132,515
Honeywell International, Inc.	73,218	2,299,045

		4,431,560

Air Freight & Logistics — 1.4%
C.H. Robinson Worldwide, Inc.	38,700	2,018,205
United Parcel Service, Inc. - Class B	32,600	1,629,674

		3,647,879

Airlines — 1.0%
Delta Air Lines, Inc.(a)(b)	425,100	2,461,329

Beverages — 3.5%
The Coca-Cola Co.	134,354	6,447,649
PepsiCo, Inc.	44,724	2,458,031

		8,905,680

Biotechnology — 4.7%
Amgen, Inc.(a)	103,000	5,452,820
Celgene Corp.(a)	53,200	2,545,088
Gilead Sciences, Inc.(a)	85,200	3,990,768

		11,988,676

Capital Markets — 1.3%
The Goldman Sachs Group, Inc.	22,300	3,287,912

Chemicals — 0.8%
Ecolab, Inc.	52,400	2,043,076

Communications Equipment — 5.8%
Cisco Systems, Inc.(a)	296,321	5,523,423
QUALCOMM, Inc.	200,523	9,063,640

		14,587,063

Computers & Peripherals — 8.2%
Apple, Inc.(a)	81,318	11,582,123
Dell, Inc.(a)	140,000	1,922,200
Hewlett-Packard Co.	70,800	2,736,420
International Business Machines Corp.	44,100	4,604,922

		20,845,665

Diversified Financial Services — 2.3%
CME Group, Inc.	11,420	3,552,876
JPMorgan Chase & Co.	68,000	2,319,480

		5,872,356

Energy Equipment & Services — 2.0%
Schlumberger Ltd.	41,617	2,251,896
Transocean Ltd.(a)	39,005	2,897,681

		5,149,577

Food & Staples Retailing — 2.3%
Wal-Mart Stores, Inc.	122,086	5,913,846

Health Care Equipment & Supplies — 2.4%
Boston Scientific Corp.(a)	476,000	4,826,640
Zimmer Holdings, Inc.(a)	29,600	1,260,960

		6,087,600

Health Care Providers & Services — 4.5%
Medco Health Solutions, Inc.(a)	81,322	3,709,096
UnitedHealth Group, Inc.	160,700	4,014,286
WellPoint, Inc.(a)	69,900	3,557,211

		11,280,593

Health Care Technology — 0.5%
Cerner Corp.(a)	22,200	1,382,838

Hotels, Restaurants & Leisure — 1.9%
McDonald’s Corp.	84,400	4,852,156

Household Products — 2.9%
Clorox Co.	48,300	2,696,589
The Procter & Gamble Co.	91,286	4,664,715

		7,361,304

Industrial Conglomerates — 2.0%
3M Co.	82,100	4,934,210

Insurance — 1.0%
MetLife, Inc.	81,300	2,439,813

Internet & Catalog Retail — 1.7%
Amazon.com, Inc.(a)	50,340	4,211,444

Internet Software & Services — 4.0%
Baidu, Inc. - ADR(a)	5,200	1,565,668
Google, Inc. - Class A(a)	20,154	8,496,725

		10,062,393

Machinery — 4.0%
Cummins, Inc.	104,300	3,672,403
Danaher Corp.	103,022	6,360,578

		10,032,981

Media — 0.5%
CBS Corp. - Class B	172,200	1,191,624

Metals & Mining — 2.6%
Agnico-Eagle Mines Ltd.	43,300	2,272,384
Freeport-McMoRan Copper & Gold, Inc.	42,837	2,146,562
United States Steel Corp.	57,800	2,065,772

		6,484,718

Multiline Retail — 2.9%
JC Penney Co., Inc.	75,100	2,156,121
Kohl’s Corp.(a)	122,268	5,226,957

		7,383,078

Oil, Gas & Consumable Fuels — 4.3%
Exxon Mobil Corp.	42,300	2,957,193
PetroHawk Energy Corp.(a)	161,000	3,590,300
Petroleo Brasileiro SA - ADR	67,700	2,774,346
Range Resources Corp.	38,700	1,602,567

		10,924,406

Personal Products — 1.3%
Avon Products, Inc.	130,400	3,361,712

Pharmaceuticals — 4.7%
Abbott Laboratories	111,300	5,235,552
Pfizer, Inc.	199,800	2,997,000
Teva Pharmaceutical Industries Ltd. - ADR	73,900	3,646,226

		11,878,778

Professional Services — 0.4%
Manpower, Inc.	23,200	982,288

Semiconductors & Semiconductor Equipment — 5.0%
Broadcom Corp. - Class A(a)	149,727	3,711,732
Lam Research Corp.(a)	101,317	2,634,242
Micron Technology, Inc.(a)	290,200	1,468,412
NVIDIA Corp.(a)	176,300	1,990,427
PMC-Sierra, Inc.(a)	369,457	2,940,878

		12,745,691

6	JUNE 30, 2009

Schedule of Investments (concluded)	Capital Appreciation Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Software — 9.5%
Activision Blizzard, Inc.(a)	319,100	$4,030,233
Check Point Software Technologies(a)	110,600	2,595,782
Microsoft Corp.	418,542	9,948,743
Oracle Corp.	214,610	4,596,946
Salesforce.com, Inc.(a)	75,079	2,865,766

		24,037,470

Specialty Retail — 2.8%
CarMax, Inc.(a)(b)	161,200	2,369,640
The Home Depot, Inc.	102,900	2,431,527
Ross Stores, Inc.	60,470	2,334,142

		7,135,309

Tobacco — 1.5%
Philip Morris International, Inc.	85,440	3,726,893

Wireless Telecommunication Services — 2.3%
American Tower Corp. — Class A(a)	147,238	4,642,414
MetroPCS Communications, Inc.(a)	95,800	1,275,098

		5,917,512

Total Long-Term Investments (Cost — $228,565,436) — 97.8%		247,549,430

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund,
0.45%(c)(d)	2,699,449	2,699,449
BlackRock Liquidity Series, LLC Money Market Series,
0.55%(c)(d)(e)	3,672,600	3,672,600

Total Short-Term Securities (Cost — $6,372,049) — 2.5%		6,372,049

Total Investments (Cost — $234,937,485*) — 100.3%		253,921,479
Liabilities in Excess of Other Assets — (0.3)%		(733,308)

Net Assets — 100.0%		$253,188,171

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$236,479,572

Gross unrealized appreciation	$26,532,096
Gross unrealized depreciation	(9,090,189)

Net unrealized appreciation	$17,441,907

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	2,699,449	$8,715
BlackRock Liquidity Series, LLC Money Market Series	(6,087,750)	$5,204

(d)	Represents the current yield as of report date.

(e)	Security purchased with the cash proceeds from securities loans.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1:
Long-Term Investments[1]	$247,549,430
Short-Term Securities	6,372,049

Total Level 1	253,921,479

Level 2	—
Level 3	—

Total	$253,921,479

[1]	See above Schedule of Investments for values in each industry.

JUNE 30, 2009	7

Schedule of Investments June 30, 2009 (Unaudited)	Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Auto Components — 0.3%
Westport Innovations, Inc.(a)	221,086	$1,784,805
Westport Innovations, Inc. (acquired 9/15/04, cost $258,513)(a)(b)	53,057	428,324

		2,213,129

Capital Markets — 0.0%
Treasure Island Royalty Trust(a)	366,922	143,100

Commercial Services & Supplies — 0.2%
Alexco Resource Corp.(a)	967,683	1,854,930
Republic Resources, Inc.(a)	28,750	431

		1,855,361

Diversified Financial Services — 0.0%
Quest Capital Corp.	61,000	52,444

Electrical Equipment — 0.1%
ITM Power Plc(a)	525,200	107,745
Ocean Power Technologies, Inc.(a)	63,900	373,176

		480,921

Electronic Equipment, Instruments & Components — 0.1%
Opsens Inc.(a)	1,000,000	644,801

Energy Equipment & Services — 8.4%
Baker Hughes, Inc.	300,000	10,932,000
Complete Production Services, Inc.(a)	34,400	218,784
ENSCO International, Inc.	94,100	3,281,267
Halliburton Co.	490,726	10,158,028
Hercules Offshore, Inc.(a)	68,900	273,533
HSE Integrated Ltd.(a)	28,238	8,011
Key Energy Services, Inc.(a)	676,000	3,893,760
Leader Energy Services Ltd.(a)	454,104	27,329
National Oilwell Varco, Inc.(a)	43,270	1,413,198
Smith International, Inc.	200,000	5,150,000
Technicoil Corp.(a)	547,800	178,966
Technicoil Corp. (acquired 6/15/04, cost $548,934) (a)(b)	753,100	246,037
Transocean Ltd.(a)	166,500	12,369,285
Weatherford International Ltd.(a)	754,396	14,755,986

		62,906,184

Gas Utilities — 1.2%
EQT Corp.	256,500	8,954,415

Independent Power Producers & Energy Traders — 1.1%
Calpine Corp.(a)(c)	724,300	8,075,945
Dynegy, Inc. - Class A(a)	1,560	3,541

		8,079,486

Machinery — 0.0%
Railpower Technologies Corp.(a)	360,600	6,200

Metals & Mining — 10.0%
Archipelago Resources Plc(a)	2,247,400	573,099
Baja Mining Corp.(a)	3,654,800	1,508,235
BHP Billiton Ltd. - ADR	300,000	16,419,000
Corriente Resources, Inc. - Class A(a)	982,800	6,193,461
Crosshair Exploration & Mining Corp.(a)	355,800	67,297
Crosshair Exploration & Mining Corp. (acquired 4/01/08, cost $248,613, unrestricted issue on 4/01/08 was valued at $0.86 per share)(a)(b)	203,800	38,547
Eldorado Gold Corp.(a)	368,965	3,324,381
Epsilon Energy, Inc.(d)	311,900	343,233
Erdene Gold, Inc. (acquired 4/10/07, cost $959,233)(a)(b)	1,100,000	264,798
European Goldfields Ltd.(a)	561,400	1,631,373
Freeport-McMoRan Copper & Gold, Inc.	300,000	15,033,000
Fronteer Development Group, Inc.(a)	500,000	1,715,170
Gold Reserve, Inc.(a)	123,948	64,453
Goldcorp, Inc.	4,600	159,892
Golden Star Resources Ltd.(a)(c)	789,408	1,628,835
Helio Resource Corp.(a)	1,000,000	601,814
Kinross Gold Corp.	111,175	2,017,826
Linear Gold Corp.(a)	1,000,000	1,134,849
MAG Silver Corp.(a)	964,000	4,392,555
Minefinders Corp. Ltd.(a)(c)	250,000	1,722,500
Nevsun Resources Ltd.(a)	1,104,8000	1,844,667
Northern Star Mining Corp.(a)	1,133,500	487,254
Oromin Explorations Ltd.(a)	1,850,000	1,288,312
Polymet Mining Corp.(a)	2,250,000	2,862,915
Q2 Gold Resources, Inc.	327,600	—
Romarco Minerals, Inc.(a)	223,000	153,377
Selkirk Metals Corp.(a)	2,000,000	171,947
Sunridge Gold Corp.(a)	3,325,559	1,057,866
Vale SA - ADR	300,000	5,289,000
Virginia Mines, Inc.(a)	216,350	744,014
West Timmins Mining, Inc.(a)	1,773,428	2,439,483
X-Cal Resources Ltd.(a)	1,755,500	135,834

		75,308,987

Oil, Gas & Consumable Fuels — 71.5%
Advantage Oil & Gas Ltd.	1,000,000	3,791,428
American Oil & Gas, Inc.(a)	224,088	224,088
Approach Resources, Inc.(a)	93,700	646,530
Arch Coal, Inc.	1,324,400	20,356,028
Argosy Energy, Inc.(a)	3,422	4,089
Atlas America, Inc.	250,000	4,467,500
ATP Oil & Gas Corp.(a)(c)	168,800	1,174,848
Baytex Energy Trust	421,948	7,106,531
Canadian Superior Energy, Inc.	6,230,300	4,111,998
Canext Energy Ltd.(a)	207,829	57,177
Chesapeake Energy Corp.	600,000	11,898,000
Cinch Energy Corp. (acquired 6/07/04 through 7/07/05, cost $1,418,282)(a)(b)	901,980	542,824
Clayton Williams Energy, Inc.(a)	319,421	6,027,474
Compton Petroleum Corp. (acquired 2/14/05, cost $727,951)(a)(b)	104,300	119,261
Comstock Resources, Inc.(a)	203,300	6,719,065
CONSOL Energy, Inc.	997,600	33,878,496
Continental Resources, Inc.(a)(c)	135,000	3,746,250
Corridor Resources, Inc.(a)	646,600	1,478,705
Crescent Point Energy Trust	102,000	3,009,620
Crew Energy, Inc.(a)	930,537	4,160,076
Crew Energy, Inc. (acquired 5/12/04, cost $737,366)(a)(b)	191,300	855,229
Daylight Resources Trust	746,361	4,729,124
Delphi Energy Corp.(a)	831,300	764,726
Delta Petroleum Corp.(a)	6,139,346	11,848,938
Denbury Resources, Inc.(a)	595,200	8,767,296
Ember Resources, Inc.(a)	109,690	66,013
Energy XXI Bermuda Ltd.	553,900	286,089
EXCO Resources, Inc.(a)	1,268,800	16,392,896
Fairborne Energy Ltd.(a)	712,958	2,267,932
Forest Oil Corp.(a)	100,000	1,492,000
Foundation Coal Holdings, Inc.	368,200	10,350,102
Galleon Energy, Inc. - Class A(a)	2,160,382	7,893,757

8	JUNE 30, 2009

Schedule of Investments (continued)	Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels (continued)
Galleon Energy, Inc. - Class A (acquired 2/04/05, cost $841,377)(a)(b)	173,600	$634,312
Gasco Energy, Inc.(a)	927,600	259,728
Gastar Exploration Ltd.(a)	1,055,300	411,567
GMX Resources, Inc.(a)(c)	530,789	5,647,595
Goodrich Petroleum Corp.(a)(c)	809,700	19,910,523
Heritage Oil Ltd.(a)	2,523,000	22,178,477
Highpine Oil & Gas Ltd.(a)	323,650	1,221,531
Iteration Energy Ltd.(a)	226,744	228,079
James River Coal Co.(a)	131,100	1,983,543
Longview Energy Co. (acquired 8/13/04, cost $1,281,000)(a)(b)	85,400	1,514,996
Lynden Energy Corp.(a)	200,400	40,488
Marathon Oil Corp.	6,447	194,248
Massey Energy Co.	1,694,840	33,117,174
Matador Resources Co. (acquired 10/14/03 through 4/13/06, cost $2,957,155)(a)(b)	513,393	5,349,555
MGM Energy Corp.(a)	15,084	2,075
Midnight Oil Exploration Ltd.(a)	550,300	473,112
Midnight Oil Exploration Ltd. (acquired 9/29/05, cost $1,971,489)(a)(b)	577,400	496,411
NAL Oil & Gas Trust	7,526	60,626
Newfield Exploration Co.(a)	959,310	31,340,658
Niko Resources Ltd. (acquired 4/02/04, cost $689,948)(a)(b)	39,000	2,682,371
Open Range Energy Corp.(a)	48,061	59,914
Pacific Rodera Energy, Inc.(a)	990,200	212,827
Pacific Rubiales Energy Corp.(a)	678,950	5,597,843
Pan Orient Energy Corp.(a)	662,700	3,190,577
Parallel Petroleum Corp.(a)	107,032	207,642
Paramount Resources Ltd. - Class A(a)	377,100	1,945,235
Patriot Coal Corp.(a)(c)	377,346	2,407,467
Peabody Energy Corp.	895,436	27,006,350
Pengrowth Energy Trust	25,486	201,145
Penn Virginia Corp.	1,408,300	23,053,871
Penn West Energy Trust	153,333	1,952,338
PetroHawk Energy Corp.(a)	1,756,500	39,169,950
Petrolifera Petroleum Ltd.(a)	892,415	2,186,634
Pioneer Natural Resources Co.(c)	209,200	5,334,600
Plains Exploration & Production Co.(a)	1,255,525	34,351,164
ProspEx Resources Ltd.(a)	1,504,120	672,435
Quest Resource Corp.(a)	112,000	36,960
Quicksilver Resources, Inc.(a)(c)	364,400	3,385,276
Range Resources Corp.	200,000	8,282,000
Ship Finance International Ltd.	27	298
Southwestern Energy Co.(a)	1,248,600	48,508,110
Stone Energy Corp.(a)	27,274	202,373
Tag Oil Ltd.(a)	39,600	13,618
Trafalgar Energy Ltd.(a)	21,717	13,816
TransCanada Corp.	40,700	1,095,924
Triex Minerals Corp.(a)(b)	468,150	102,633
Trilogy Energy Trust	152,791	880,110
TriStar Oil & Gas Ltd.(a)	772,437	7,298,356
TriStar Oil & Gas Ltd. (acquired 8/19/05, cost $107,665)(a)(b)	34,400	325,028
True Energy Trust	188,332	124,675
Tullow Oil Plc	544,198	8,428,521
Uranium One, Inc.(a)	1,005,765	2,308,724
Vero Energy, Inc.(a)	55,374	154,246
Vero Energy, Inc. (acquired 11/28/05, cost $68,975)(a)(b)	36,268	101,026
Warren Resources, Inc.(a)	222,282	544,591
West Energy Ltd.(a)	1,199,235	2,165,149
WesternZagros Resources Ltd.(a)	76,800	106,304

		538,608,889

Total Common Stocks — 92.9%		699,253,917

Warrants
Metals & Mining — 0.0%
Crosshair Exploration & Mining Corp. (issued/exercisable 4/04/08, 1 share for 1 warrant, expiring 10/04/09, strike price 1.80 CAD) (acquired 4/04/08, cost $2,004)(a)(b)	206,800	36

Total Long-Term Investments (Cost — $750,293,376) — 92.9%		699,253,953

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund,
0.45%(e)(f)	58,365,927	58,365,927
BlackRock Liquidity Series, LLC Money Market Series,
0.55%(e)(f)(g)	29,510,850	29,510,850

Total Short-Term Securities (Cost — $87,876,777) — 11.7%		87,876,777

Total Investments (Cost — $838,170,153*) — 104.6%		787,130,730
Liabilities in Excess of Other Assets — (4.6)%		(34,264,783)

Net Assets — 100.0%		$752,865,947

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$848,504,296

Gross unrealized appreciation	$166,261,985
Gross unrealized depreciation	(227,635,551)

Net unrealized depreciation	$(61,373,566)

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date the Portfolio held 1.8% of its net assets, with a current market value of $13,701,388 and an original cost of $12,818,505 in these securities.

(c)	Security, or a portion of security, is on loan.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	58,365,927	$113,472
BlackRock Liquidity Series, LLC Money Market Series	(34,955,350)	$214,150

(f)	Represents the current yield as of report date.

(g)	Security purchased with the cash proceeds from securities loans.

JUNE 30, 2009	9

Schedule of Investments (concluded)	Energy & Resources Portfolio

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Common Stocks:
Auto Components	$2,213,129	—	—	$2,213,129
Capital Markets	143,100	—	—	143,100
Commercial Services & Supplies	1,855,361	—	—	1,855,361
Deversified Financial Services	52,444	—	—	52,444
Electrical Equipment	373,176	$107,744	—	480,920
Electrical Equipment, Instruments & Components	644,801	—	—	644,801
Energy Equipment & Services	62,906,184	—	—	62,906,184
Gas Utilities	8,954,415	—	—	8,954,415
Independent Power Producers & Energy Traders	8,079,486	—	—	8,079,486
Machinery	—	—	$6,200	6,200
Metals & Mining	74,392,655	916,332	—	75,308,987
Oil, Gas & Consumable Fuels	493,151,875	30,689,038	14,767,977	538,608,890
Warrants	—	—	36	36
Short-Term Securities	87,876,777	—	—	87,876,777

Total	$740,643,403	$31,713,114	$14,774,213	$787,130,730

The following table is a reconciliation of Level 3 investments for the period ended June 30, 2009:

	Common Stocks
	Machinery	Oil, Gas & Consumable Fuels	Warrants
Balance, as of September 30, 2008	—	$9,731,750	$1,282
Accrued discounts/premiums	—	—	—
Realized gain/loss	—	—	—
Change in unrealized appreciation/depreciation[1]	—	(4,289,988)	(1,246)
Net purchases/sales	—	5,214,217	—
Transfers in/out of Level 3	$6,200	4,111,998	—

Balance, as of June 30, 2009	$6,200	$14,767,977	$36

[1]	Represents the change in unrealized appreciation/depreciation on securities still held at June 30, 2009.

10	JUNE 30, 2009

Schedule of Investments June 30, 2009 (Unaudited)	Small Cap Core Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 1.4%
BE Aerospace, Inc.(a)	63,500	$911,860

Air Freight & Logistics — 1.1%
Forward Air Corp.	35,900	765,388

Biotechnology — 1.6%
Dyax Corp.	192,421	411,781
Martek Biosciences Corp.	31,600	668,340

		1,080,121

Building Products — 0.9%
Simpson Manufacturing Co., Inc.	29,200	631,304

Capital Markets — 3.2%
KBW, Inc.(a)(b)	39,300	1,130,268
TradeStation Group, Inc.	116,200	983,052

		2,113,320

Chemicals — 2.9%
Albemarle Corp.	28,800	736,416
Cytec Industries, Inc.	22,700	422,674
Solutia, Inc.(a)	138,200	796,032

		1,955,122

Commercial Banks — 6.5%
CoBiz Financial, Inc.(b)	115,761	742,028
Columbia Banking System, Inc.	52,447	536,533
CVB Financial Corp.(b)	51,600	308,052
Glacier Bancorp, Inc.(b)	22,000	324,940
PacWest Bancorp	22,900	301,364
Prosperity Bancshares, Inc.	16,700	498,161
Sterling Bancshares, Inc.	107,100	677,943
Westamerica Bancorp(b)	14,300	709,423
Wintrust Financial Corp.	16,500	265,320

		4,363,764

Commercial Services & Supplies — 5.0%
Clean Harbors, Inc.(a)	17,000	917,830
The GEO Group, Inc.(a)	86,380	1,604,940
Tetra Tech, Inc.(a)	29,300	839,445

		3,362,215

Communications Equipment — 6.4%
Arris Group, Inc.(a)	66,800	812,288
EMS Technologies, Inc.(a)	49,861	1,042,095
Polycom, Inc.(a)	49,700	1,007,419
Starent Networks Corp.(a)(b)	59,500	1,452,395

		4,314,197

Containers & Packaging — 2.5%
AptarGroup, Inc.	18,100	611,237
Silgan Holdings, Inc.	21,450	1,051,694

		1,662,931

Electronic Equipment, Instruments & Components — 1.5%
TTM Technologies, Inc.(a)	123,800	985,448

Energy Equipment & Services — 0.5%
Oil States International, Inc.(a)	13,300	321,993

Food & Staples Retailing — 0.4%
Ruddick Corp.	12,400	290,532

Food Products — 2.0%
Fresh Del Monte Produce, Inc.(a)	32,300	525,198
TreeHouse Foods, Inc.(a)	28,000	805,560

		1,330,758

Health Care Equipment & Supplies — 2.2%
Clarient, Inc.(b)	90,587	336,984
NuVasive, Inc.(a)	16,600	740,360
Symmetry Medical, Inc.(a)	44,600	415,672

		1,493,016

Health Care Providers & Services — 7.0%
Almost Family, Inc.	12,100	315,931
Health Net, Inc.(a)	49,100	763,505
HealthSouth Corp.(a)	65,400	944,376
Magellan Health Services, Inc.(a)	22,500	738,450
MEDNAX, Inc.(a)	29,250	1,232,302
Psychiatric Solutions, Inc.(a)	30,200	686,748

		4,681,312

Health Care Technology — 2.5%
Phase Forward, Inc.	63,100	953,441
Quality Systems, Inc.(b)	12,200	694,912

		1,648,353

Hotels, Restaurants & Leisure — 2.0%
Bally Technologies, Inc.(a)	36,400	1,089,088
Sonic Corp.(a)	21,900	219,657

		1,308,745

Household Durables — 1.1%
Snap-On, Inc.	24,700	709,878

Insurance — 2.7%
Aspen Insurance Holdings Ltd.	14,600	326,164
First American Corp.	19,200	497,472
First Mercury Financial Corp.(a)	27,900	384,183
Platinum Underwriters Holdings Ltd.	20,079	574,059

		1,781,878

Internet Software & Services — 1.3%
LogMeIn, Inc.(a)	1,800	28,800
SkillSoft Plc - ADR(a)	107,908	841,682

		870,482

IT Services — 1.3%
Forrester Research, Inc.(a)	9,450	231,998
NCI, Inc. - Class A(a)	21,486	653,604

		885,602

Leisure Equipment & Products — 0.7%
RC2 Corp.	33,700	445,851

Life Sciences Tools & Services — 1.3%
ICON Plc - ADR(a)	40,000	863,200

Machinery — 0.8%
Actuant Corp. - Class A	46,600	568,520

Manufacturing — 1.1%
Blount International, Inc.	84,000	723,240

Media — 4.4%
Arbitron, Inc.	53,700	853,293
Ascent Media Corp. - Class A	34,200	909,036
Martha Stewart Living Omnimedia, Inc. - Class A	99,500	304,470

JUNE 30, 2009	11

Schedule of Investments (continued)	Small Cap Core Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Media (concluded)
Regal Entertainment Group - Class A	64,600	$858,534

		2,925,333

Metals & Mining — 0.9%
Olympic Steel, Inc.	25,900	633,773

Oil, Gas & Consumable Fuels — 4.1%
Arena Resources, Inc.(a)	24,100	767,585
James River Coal Co.(a)	43,500	658,155
Penn Virginia Corp.	28,000	458,360
Whiting Petroleum Corp.(a)	24,900	875,484

		2,759,584

Personal Products — 1.4%
Chattem, Inc.(a)(b)	13,982	952,174

Professional Services — 1.0%
Huron Consulting Group, Inc.(a)	13,800	637,974

Real Estate Investment Trusts — 6.3%
Chimera Investment Corp.	311,200	1,086,088
MFA Financial, Inc.	261,000	1,806,120
Redwood Trust, Inc.	56,600	835,416
U-Store-It Trust	101,000	494,900

		4,222,524

Road & Rail — 0.7%
Landstar System, Inc.	10,800	387,828
Vitran Corp., Inc.	9,397	93,030

		480,858

Semiconductors & Semiconductor Equipment — 5.4%
Advanced Energy Industries, Inc.(a)	89,100	801,009
Cymer, Inc.(a)	34,900	1,037,577
Fairchild Semiconductor International, Inc.(a)	110,500	772,395
ON Semiconductor Corp.(a)	51,300	351,918
Varian Semiconductor Equipment Associates, Inc.(a)	28,200	676,518

		3,639,417

Software — 4.4%
Blackboard, Inc.(a)	26,970	778,354
Concur Technologies, Inc.	28,100	873,348
DemandTec, Inc.(a)	52,967	466,110
Lawson Software, Inc.(a)	89,050	496,899
Progress Software Corp.(a)	14,300	302,731

		2,917,442

Specialty Retail — 1.7%
Lumber Liquidators, Inc.	43,900	691,864
Sally Beauty Holdings, Inc.(a)(b)	65,250	414,990

		1,106,854

Textiles, Apparel & Luxury Goods — 3.5%
Iconix Brand Group, Inc.(a)	83,100	1,278,078
Movado Group, Inc.	100,100	1,055,054

		2,333,132

Thrifts & Mortgage Finance — 0.9%
First Niagara Financial Group, Inc.	54,700	624,674

Trading Companies & Distributors — 2.1%
Applied Industrial Technologies, Inc.	42,800	843,160
Beacon Roofing Supply, Inc.	38,000	549,480

		1,392,640

Total Long-Term Investments (Cost — $62,313,446) — 96.7%		64,695,409

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund,
0.45%(c)(d)	2,385,072	2,385,072
BlackRock Liquidity Series, LLC Money Market Series,
0.55%(c)(d)(e)	4,529,500	4,529,500

Total Short-Term Securities (Cost — $6,914,572) — 10.3%		6,914,572

Total Investments (Cost — $69,228,018*) — 107.0%		71,609,981
Liabilities in Excess of Other Assets — (7.0)%		(4,697,984)

Net Assets — 100.0%		$66,911,997

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$69,466,233

Gross unrealized appreciation	$6,083,047
Gross unrealized depreciation	(3,939,299)

Net unrealized appreciation	$2,143,748

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	2,385,072	$3,914
BlackRock Liquidity Series, LLC Money Market Series	(3,997,300)	$39,344

(d)	Represents the current yield as of report date.

(e)	Security purchased with the cash proceeds from securities loans.

12	JUNE 30, 2009

Schedule of Investments (concluded)	Small Cap Core Equity Portfolio

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1:
Long-Term Investments[1]	$64,695,409
Short-Term Securities	6,914,572

Total Level 1	71,609,981

Level 2	—
Level 3	—

Total	$71,609,981

[1]	See above Schedule of Investments for values in each industry.

JUNE 30, 2009	13

Schedule of Investments June 30, 2009 (Unaudited)	Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 3.0%
Argon ST, Inc.(a)	489,238	$10,063,626
BE Aerospace, Inc.(a)	998,360	14,336,449
Hexcel Corp.(a)	112,010	1,067,455
TransDigm Group, Inc.(a)	130,500	4,724,100

		30,191,630

Air Freight & Logistics — 0.5%
Forward Air Corp.	254,500	5,425,940

Beverages — 1.0%
Heckmann Corp.(a)(b)	2,546,300	9,548,625

Biotechnology — 2.7%
Acorda Therapeutics, Inc.(a)	233,500	6,582,365
Alkermes, Inc.(a)	501,500	5,426,230
BioMarin Pharmaceutical, Inc.(a)	136,800	2,135,448
Celera Corp.(a)	529,600	4,040,848
Martek Biosciences Corp.	393,100	8,314,065

		26,498,956

Building Products — 0.8%
Griffon Corp.(a)	928,971	7,729,039

Capital Markets — 1.4%
Knight Capital Group, Inc. - Class A(a)	335,700	5,723,685
RiskMetrics Group, Inc.(a)	450,782	7,960,810

		13,684,495

Chemicals — 1.8%
Celanese Corp. - Series A	207,000	4,916,250
Intrepid Potash, Inc.(a)(b)	460,600	12,933,648

		17,849,898

Commercial Banks — 1.5%
PrivateBancorp, Inc.	251,000	5,582,240
Signature Bank(a)	360,000	9,763,200

		15,345,440

Commercial Services & Supplies — 2.5%
Clean Harbors, Inc.(a)	251,800	13,594,682
SYKES Enterprises, Inc.(a)	609,097	11,018,565

		24,613,247

Communications Equipment — 1.5%
DG FastChannel, Inc.(a)	200,900	3,676,470
EMS Technologies, Inc.(a)	515,878	10,781,850

		14,458,320

Construction & Engineering — 0.9%
Chicago Bridge & Iron Co. NV	713,600	8,848,640

Containers & Packaging — 0.7%
Rock-Tenn Co. - Class A	176,832	6,747,909

Diversified Consumer Services — 1.6%
DeVry, Inc.	204,381	10,227,225
Weight Watchers International, Inc.	214,300	5,522,511

		15,749,736

Diversified Financial Services — 1.9%
MSCI, Inc. - Class A(a)	753,000	18,403,320

Diversified Telecommunication Services — 2.0%
Cbeyond, Inc.(a)	723,900	10,387,965
Neutral Tandem, Inc.(a)	304,008	8,974,316

		19,362,281

Electrical Equipment — 0.6%
Energy Conversion Devices, Inc.(a)(b)	445,000	6,296,750

Electronic Equipment, Instruments & Components — 1.6%
Cogent, Inc.(a)	1,437,525	15,424,643

Energy Equipment & Services — 0.8%
Superior Energy Services, Inc.(a)	486,177	8,396,277

Food Products — 0.6%
American Italian Pasta Co. - Class A(a)(b)	116,200	3,386,068
Smart Balance, Inc.(a)	449,048	3,058,017

		6,444,085

Health Care Equipment & Supplies — 7.5%
Hologic, Inc.(a)	710,980	10,117,246
Merit Medical Systems, Inc.(a)	767,430	12,509,109
NuVasive, Inc.(a)	138,000	6,154,800
SonoSite, Inc.(a)(b)	544,954	10,931,777
Symmetry Medical, Inc.(a)	555,465	5,176,934
Thoratec Corp.(a)	159,100	4,260,698
Wright Medical Group, Inc.(a)	756,581	12,302,007
Zoll Medical Corp.(a)	647,177	12,516,403

		73,968,974

Health Care Providers & Services — 6.9%
Amedisys, Inc.(a)(b)	306,000	10,104,120
Lincare Holdings, Inc.(a)	674,983	15,875,600
Magellan Health Services, Inc.(a)	400,500	13,144,410
MEDNAX, Inc.(a)	435,500	18,347,615
VCA Antech, Inc.(a)	396,200	10,578,540

		68,050,285

Health Care Technology — 2.9%
MedAssets, Inc.(a)	974,255	18,949,260
Omnicell, Inc.(a)	940,018	10,105,193

		29,054,453

Hotels, Restaurants & Leisure — 4.7%
Bally Technologies, Inc.(a)	349,600	10,460,032
The Cheesecake Factory, Inc.(a)	216,000	3,736,800
P.F. Chang’s China Bistro, Inc.(a)(b)	175,900	5,639,354
Red Robin Gourmet Burgers, Inc.(a)	412,600	7,736,250
Scientific Games Corp. - Class A(a)	1,182,200	18,643,294

		46,215,730

Household Durables — 1.0%
iRobot Corp.(a)(b)	766,121	9,944,251

Insurance — 0.7%
Aspen Insurance Holdings Ltd.	312,900	6,990,186

Internet & Catalog Retail — 0.8%
Shutterfly, Inc.(a)	538,600	7,513,470

Internet Software & Services — 6.5%
comScore, Inc.(a)	765,353	10,194,502
LogMeIn, Inc.(a)	23,900	382,400
Omniture, Inc.(a)(b)	611,512	7,680,591
SkillSoft Plc - ADR(a)	3,625,033	28,275,257
SonicWALL, Inc.(a)	3,284,533	17,999,241

		64,531,991

IT Services — 7.3%
ExlService Holdings, Inc.(a)	1,839,512	20,620,930
Forrester Research, Inc.(a)	664,117	16,304,072
Global Cash Access Holdings, Inc.(a)	1,598,200	12,721,672

14	JUNE 30, 2009

Schedule of Investments (continued)	Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
IT Services (concluded)
SRA International, Inc. - Class A(a)	856,554	$15,041,088
Wright Express Corp.(a)	288,000	7,335,360

		72,023,122

Machinery — 2.9%
Bucyrus International, Inc.	292,274	8,347,346
IDEX Corp.	340,455	8,364,979
Kaydon Corp.	355,300	11,568,568

		28,280,893

Media — 4.9%
CKX, Inc.(a)	3,390,576	24,039,184
Dolan Media Co.(a)	528,912	6,764,784
DreamWorks Animation SKG, Inc. - Class A(a)	467,200	12,890,048
RHI Entertainment, Inc.(a)	1,403,457	4,477,028

		48,171,044

Oil, Gas & Consumable Fuels — 3.3%
Comstock Resources, Inc.(a)	197,010	6,511,181
EXCO Resources, Inc.(a)	629,100	8,127,972
Massey Energy Co.	241,852	4,725,788
Plains Exploration & Production Co.(a)	485,100	13,272,336

		32,637,277

Personal Products — 0.9%
Chattem, Inc.(a)(b)	125,491	8,545,937

Pharmaceuticals — 1.9%
Impax Laboratories, Inc.(a)	550,100	4,048,736
Medicis Pharmaceutical Corp. - Class A	664,100	10,838,112
Santarus, Inc.(a)	1,531,843	4,319,797

		19,206,645

Professional Services — 2.2%
Diamond Management & Technology Consultants, Inc.	1,730,095	7,266,399
IHS, Inc. - Class A(a)	200,171	9,982,528
TrueBlue, Inc.(a)	509,300	4,278,120

		21,527,047

Real Estate Investment Trusts — 0.8%
Chimera Investment Corp.	2,406,500	8,398,685

Semiconductors & Semiconductor Equipment — 5.9%
FEI Co.(a)	546,500	12,514,850
Microsemi Corp.(a)	669,500	9,239,100
Monolithic Power Systems, Inc.(a)	481,807	10,797,295
ON Semiconductor Corp.(a)	1,789,600	12,276,656
Silicon Laboratories, Inc.(a)	265,600	10,076,864
Standard Microsystems Corp.(a)	183,464	3,751,839

		58,656,604

Software — 8.0%
Blackboard, Inc.(a)	406,252	11,724,433
DemandTec, Inc.(a)	1,527,745	13,444,156
i2 Technologies, Inc.(a)(b)	1,409,805	17,693,053
SolarWinds, Inc.(a)	84,100	1,386,809
TiVo, Inc.(a)	3,275,880	34,331,222

		78,579,673

Specialty Retail — 0.5%
Dick’s Sporting Goods, Inc.(a)	266,400	4,582,080

Textiles, Apparel & Luxury Goods — 1.0%
lululemon athletica, inc.(a)(b)	748,700	9,755,561

Total Long-Term Investments (Cost — $942,687,225) — 98.0%		967,653,139

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund,
0.45%(c)(d)	20,915,345	20,915,345
BlackRock Liquidity Series, LLC Money Market Series,
0.55%(c)(d)(e)	59,967,473	59,967,473

Total Short-Term Securities (Cost — $80,882,818) — 8.2%		80,882,818

Total Investments (Cost — $1,023,570,043*) — 106.2%		1,048,535,957
Liabilities in Excess of Other Assets — (6.2)%		(61,166,362)

Net Assets — 100.0%		$987,369,595

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,030,103,455

Gross unrealized appreciation	$102,509,839
Gross unrealized depreciation	(84,077,337)

Net unrealized appreciation	$18,432,502

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	20,915,345	$53,985
BlackRock Liquidity Series, LLC Money Market Series	(79,449,877)	$1,192,077

(d)	Represents the current yield as of report date.

(e)	Security purchased with the cash proceeds from securities loans.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

JUNE 30, 2009	15

Schedule of Investments (concluded)	Small Cap Growth Equity Portfolio

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1:
Long-Term Investments[1]	$967,653,139
Short-Term Securities	80,882,818

Total Level 1	1,048,535,957

Level 2	—
Level 3	—

Total	$1,048,535,957

[1]	See above Schedule of Investments for values in each industry.

16	JUNE 30, 2009

Schedule of Investments June 30, 2009 (Unaudited)	Small Cap Value Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 1.6%
BE Aerospace, Inc.(a)	13,300	$190,988
Orbital Sciences Corp.(a)	15,100	229,067

		420,055

Air Freight & Logistics — 0.7%
Hub Group, Inc. - Class A(a)	8,200	169,248

Auto Components — 0.3%
Gentex Corp.	7,700	89,320

Capital Markets — 2.2%
KBW, Inc.(a)(b)	19,200	552,192

Chemicals — 3.1%
Sensient Technologies Corp.	27,519	621,104
Solutia, Inc.(a)	27,900	160,704

		781,808

Commercial Banks — 9.8%
Associated Banc-Corp.	8,200	102,500
CVB Financial Corp.(b)	34,300	204,771
Fulton Financial Corp.	45,700	238,097
Glacier Bancorp, Inc.	15,900	234,843
PacWest Bancorp	12,400	163,184
Prosperity Bancshares, Inc.	13,300	396,739
Sterling Bancshares, Inc.	55,400	350,682
TCF Financial Corp.	22,500	300,825
United Bankshares, Inc.(b)	11,119	217,265
Westamerica Bancorp	6,100	302,621

		2,511,527

Commercial Services & Supplies — 5.8%
The Brink’s Co.	17,100	496,413
Corrections Corp. of America(a)	23,000	390,770
The GEO Group, Inc.(a)	27,200	505,376
Waste Connections, Inc.(a)	4,000	103,640

		1,496,199

Communications Equipment — 2.5%
Arris Group, Inc.(a)	31,100	378,176
Polycom, Inc.(a)	12,900	261,483

		639,659

Computers & Peripherals — 0.8%
NCR Corp.(a)	17,800	210,574

Construction & Engineering — 0.8%
Pike Electric Corp.(a)	17,200	207,260

Containers & Packaging — 1.8%
Silgan Holdings, Inc.	9,400	460,882

Diversified Consumer Services — 1.5%
Brink’s Home Security Holdings, Inc.(a)	8,800	249,128
K12, Inc.(a)(b)	6,300	135,765

		384,893

Diversified Financial Services — 3.6%
PHH Corp.(a)	50,882	925,035

Electric Utilities — 2.5%
Unisource Energy Corp.	8,800	233,552
Westar Energy, Inc.	21,300	399,801

		633,353

Electrical Equipment — 0.6%
Regal-Beloit Corp.	3,600	142,992

Electronic Equipment, Instruments & Components — 2.0%
Anixter International, Inc.(a)	8,000	300,720
Tech Data Corp.(a)	6,800	222,428

		523,148

Energy Equipment & Services — 0.9%
Oil States International, Inc.(a)	10,000	242,100

Food & Staples Retailing — 3.0%
BJ’s Wholesale Club, Inc.(a)	18,100	583,363
Winn-Dixie Stores, Inc.(a)	15,500	194,370

		777,733

Food Products — 2.8%
Del Monte Foods Co.	43,900	411,782
Sanderson Farms, Inc.	2,000	90,000
TreeHouse Foods, Inc.(a)	7,800	224,406

		726,188

Gas Utilities — 0.9%
New Jersey Resources Corp.	5,900	218,536

Health Care Equipment & Supplies — 1.4%
The Cooper Cos., Inc.	8,300	205,259
Teleflex, Inc.	3,300	147,939

		353,198

Health Care Providers & Services — 4.9%
Health Net, Inc.(a)	9,000	139,950
HealthSouth Corp.(a)	11,100	160,284
Magellan Health Services, Inc.(a)	8,105	266,006
MEDNAX, Inc.(a)	6,900	290,697
Psychiatric Solutions, Inc.(a)	11,800	268,332
Sun Healthcare Group, Inc.(a)	14,566	122,937

		1,248,206

Hotels, Restaurants & Leisure — 3.8%
Bally Technologies, Inc.(a)	12,600	376,992
Cracker Barrel Old Country Store, Inc.	8,600	239,940
Jack-in-the-Box, Inc.(a)	5,400	121,230
Scientific Games Corp. - Class A(a)	7,701	121,445
WMS Industries, Inc.(a)	3,700	116,587

		976,194

Household Durables — 2.3%
Jarden Corp.(a)	18,900	354,375
Snap-On, Inc.	7,700	221,298

		575,673

Insurance — 8.0%
Aspen Insurance Holdings Ltd.	23,000	513,820
Endurance Specialty Holdings Ltd.	20,100	588,930
The Hanover Insurance Group, Inc.	12,209	465,285
Navigators Group, Inc.(a)	4,562	202,690
Platinum Underwriters Holdings Ltd.	9,489	271,290

		2,042,015

Internet Software & Services — 2.1%
SkillSoft Plc - ADR(a)	67,789	528,754

Life Sciences Tools & Services — 2.7%
Charles River Laboratories International, Inc.(a)	10,200	344,250
PerkinElmer, Inc.	19,700	342,780

		687,030

JUNE 30, 2009	17

Schedule of Investments (continued)	Small Cap Value Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Machinery — 2.3%
Actuant Corp. - Class A	26,600	$324,520
Kennametal, Inc.	13,900	266,602

		591,122

Marine — 0.9%
Kirby Corp.(a)	7,100	225,709

Media — 1.1%
Arbitron, Inc.	17,500	278,075

Multi-Utilities — 1.4%
Avista Corp.	8,700	154,947
Northwestern Corp.	9,400	213,944

		368,891

Oil, Gas & Consumable Fuels — 1.1%
Goodrich Petroleum Corp.(a)	6,200	152,458
Whiting Petroleum Corp.(a)	3,600	126,576

		279,034

Personal Products — 1.5%
Alberto-Culver Co.	4,500	114,435
Chattem, Inc.(a)	3,900	265,590

		380,025

Professional Services — 0.3%
Huron Consulting Group, Inc.(a)	1,400	64,722

Real Estate Investment Trusts — 4.9%
Chimera Investment Corp.	130,400	455,096
Mack-Cali Realty Corp.	2,300	52,440
MFA Financial, Inc.	52,800	365,376
Redwood Trust, Inc.	14,000	206,640
U-Store-It Trust	36,000	176,400

		1,255,952

Road & Rail — 1.0%
Genesee & Wyoming, Inc. - Class A(a)	10,100	267,751

Semiconductors & Semiconductor Equipment — 2.1%
Fairchild Semiconductor International, Inc.(a)	40,100	280,299
Varian Semiconductor Equipment Associates, Inc.(a)	10,900	261,491

		541,790

Software — 1.6%
Novell, Inc.(a)	23,100	104,643
Progress Software Corp.(a)	6,800	143,956
TIBCO Software, Inc.(a)	23,200	166,344

		414,943

Specialty Retail — 1.4%
Collective Brands, Inc.(a)	13,000	189,410
RadioShack Corp.	11,300	157,748

		347,158

Textiles, Apparel & Luxury Goods — 3.8%
Fossil, Inc.(a)	9,200	221,536
Hanesbrands, Inc.(a)	19,000	285,190
Iconix Brand Group, Inc.(a)	22,800	350,664
Maidenform Brands, Inc.(a)	10,500	120,435

		977,825

Thrifts & Mortgage Finance — 2.3%
Astoria Financial Corp.	17,600	151,008
First Niagara Financial Group, Inc.	38,100	435,102

		586,110

Total Long-Term Investments (Cost — $23,582,692) — 98.1%		25,102,879

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund,
0.45%(c)(d)	411,322	411,322
BlackRock Liquidity Series, LLC Money Market Series,
0.55%(c)(d)(e)	466,300	466,300

Total Short-Term Securities (Cost — $877,622) — 3.5%		877,622

Total Investments (Cost — $24,460,314*) — 101.6%		25,980,501
Liabilities in Excess of Other Assets — (1.6)%		(397,233)

Net Assets — 100.0%		$25,583,268

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$25,070,929

Gross unrealized appreciation	$1,824,286
Gross unrealized depreciation	(914,714)

Net unrealized appreciation	$909,572

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	411,322	$1,709
BlackRock Liquidity Series, LLC Money Market Series	(1,411,200)	$14,422

(d)	Represents the current yield as of report date.

(e)	Security purchased with the cash proceeds from securities loans.

18	JUNE 30, 2009

Schedule of Investments (concluded)	Small Cap Value Equity Portfolio

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1:
Long-Term Investments[1]	$25,102,879
Short-Term Securities	877,622

Total Level 1	25,980,501

Level 2	—
Level 3	—

Total	$25,980,501

[1]	See above Schedule of Investments for values in each industry.

JUNE 30, 2009	19

Schedule of Investments June 30, 2009 (Unaudited)	Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 4.8%
BE Aerospace, Inc.(a)	301,400	$4,328,104
Goodrich Corp.	74,900	3,742,753
Precision Castparts Corp.	22,100	1,613,963

		9,684,820

Biotechnology — 0.9%
Martek Biosciences Corp.(b)	82,000	1,734,300

Capital Markets — 2.0%
Invesco Ltd.	170,407	3,036,653
Northern Trust Corp.	18,500	993,080

		4,029,733

Chemicals — 4.3%
Agrium, Inc.	58,400	2,329,576
Airgas, Inc.	39,600	1,604,988
Celanese Corp. - Series A	203,700	4,837,875

		8,772,439

Commercial Banks — 0.4%
KeyCorp	148,200	776,568

Commercial Services & Supplies — 1.3%
Iron Mountain, Inc.(a)	88,400	2,541,500

Communications Equipment — 1.3%
Harris Corp.	49,781	1,411,789
Harris Stratex Networks, Inc. - Class A(a)	12,366	80,132
Juniper Networks, Inc.(a)	47,600	1,123,360

		2,615,281

Construction & Engineering — 1.9%
Quanta Services, Inc.(a)	167,900	3,883,527

Diversified Financial Services — 3.3%
CME Group, Inc.	8,500	2,644,435
MSCI, Inc. - Class A(a)	167,400	4,091,256

		6,735,691

Electrical Equipment — 2.0%
AMETEK, Inc.	119,600	4,135,768

Electronic Equipment, Instruments & Components — 2.2%
Amphenol Corp. - Class A	98,100	3,103,884
Cogent, Inc.(a)	128,100	1,374,513

		4,478,397

Energy Equipment & Services — 3.0%
Noble Corp.	101,000	3,055,250
Superior Energy Services, Inc.(a)	123,700	2,136,299
Weatherford International Ltd.(a)	49,100	960,396

		6,151,945

Food Products — 1.1%
Dean Foods Co.(a)	111,000	2,130,090

Health Care Equipment & Supplies — 2.5%
Hologic, Inc.(a)	126,100	1,794,403
ResMed, Inc.(a)	79,500	3,238,035

		5,032,438

Health Care Providers & Services — 7.6%
AmerisourceBergen Corp.	54,000	957,960
Lincare Holdings, Inc.(a)	151,100	3,553,872
Magellan Health Services, Inc.(a)	74,000	2,428,680
Medco Health Solutions, Inc.(a)	79,600	3,630,556
MEDNAX, Inc.(a)	116,700	4,916,571

		15,487,639

Hotels, Restaurants & Leisure — 4.6%
Burger King Holdings, Inc.	124,300	2,146,661
Darden Restaurants, Inc.	76,400	2,519,672
Scientific Games Corp. - Class A(a)	293,000	4,620,610

		9,286,943

Household Durables — 1.0%
NVR, Inc.(a)	3,900	1,959,321

Household Products — 1.4%
Church & Dwight Co., Inc.	51,800	2,813,258

Insurance — 0.9%
RenaissanceRe Holdings Ltd.	41,300	1,922,102

IT Services — 7.9%
Amdocs Ltd.(a)	219,300	4,703,985
Fidelity National Information Services, Inc.	46,000	918,160
Genpact Ltd.(a)	374,300	4,398,025
Lender Processing Services, Inc.	125,900	3,496,243
TeleTech Holdings, Inc.(a)	157,600	2,387,640

		15,904,053

Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.(a)	61,900	2,523,663

Machinery — 5.1%
IDEX Corp.	126,700	3,113,019
Joy Global, Inc.(b)	91,700	3,275,524
Oshkosh Corp.	145,000	2,108,300
Pentair, Inc.	74,000	1,895,880

		10,392,723

Media — 3.1%
CKX, Inc.(a)	353,000	2,502,770
DreamWorks Animation SKG, Inc. - Class A(a)	139,800	3,857,082

		6,359,852

Metals & Mining — 0.5%
Century Aluminum Co.(a)	147,757	920,526

Oil, Gas & Consumable Fuels — 4.4%
CONSOL Energy, Inc.	81,500	2,767,740
Plains Exploration & Production Co.(a)	90,700	2,481,552
Ultra Petroleum Corp.(a)	44,000	1,716,000
The Williams Cos., Inc.	122,000	1,904,420

		8,869,712

Personal Products — 1.6%
Avon Products, Inc.	129,300	3,333,354

Pharmaceuticals — 3.8%
Allergan, Inc.	34,400	1,636,752
Medicis Pharmaceutical Corp. - Class A	126,400	2,062,848
Shire Plc - ADR	95,356	3,955,367

		7,654,967

Professional Services — 1.7%
IHS, Inc. - Class A(a)	70,100	3,495,887

Real Estate Investment Trusts — 0.8%
Chimera Investment Corp.	439,000	1,532,110

20	JUNE 30, 2009

Schedule of Investments (concluded)	Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment — 6.1%
Broadcom Corp. - Class A(a)	199,500	$4,945,605
Lam Research Corp.(a)	127,000	3,302,000
PMC-Sierra, Inc.(a)	528,800	4,209,248

		12,456,853

Software — 6.2%
Adobe Systems, Inc.(a)	141,300	3,998,790
CA, Inc.	98,200	1,711,626
Intuit, Inc.(a)	102,900	2,897,664
Salesforce.com, Inc.(a)	36,200	1,381,754
TiVo, Inc.(a)	235,700	2,470,136

		12,459,970

Specialty Retail — 4.8%
Bed Bath & Beyond, Inc.(a)	92,200	2,835,150
GameStop Corp. - Class A(a)	149,300	3,286,093
Staples, Inc.	77,500	1,563,175
TJX Cos., Inc.	66,700	2,098,382

		9,782,800

Textiles, Apparel & Luxury Goods — 1.1%
lululemon athletica, inc.(a)(b)	167,100	2,177,313

Wireless Telecommunication Services — 1.1%
American Tower Corp. - Class A(a)	73,900	2,330,067

Total Common Stocks — 95.9%		194,365,610

Exchange-Traded Funds — 1.1%
iShares Russell Midcap Growth Index Fund(b)	58,600	2,135,970

Total Long-Term Investments (Cost — $212,015,274) — 97.0%		196,501,580

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund,
0.45%(c)(d)	5,194,763	5,194,763
BlackRock Liquidity Series, LLC Money Market Series,
0.55%(c)(d)(e)	7,582,000	7,582,000

Total Short-Term Securities (Cost — $12,776,763) — 6.3%		12,776,763

Total Investments (Cost — $224,792,037*) — 103.3%		209,278,343
Liabilities in Excess of Other Assets — (3.3)%		(6,708,468)

Net Assets — 100.0%		$202,569,875

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$232,075,761

Gross unrealized appreciation	$19,759,557
Gross unrealized depreciation	(42,556,975)

Net unrealized depreciation	$(22,797,418)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	5,194,763	$10,605
BlackRock Liquidity Series, LLC Money Market Series	(12,889,900)	$89,643

(d)	Represents the current yield as of report date.

(e)	Security purchased with the cash proceeds from securities loans.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1:
Long-Term Investments[1]	$196,501,580
Short-Term Securities	12,776,763

Total Level 1	209,278,343

Level 2	—
Level 3	—

Total	$209,278,343

[1]	See above Schedule of Investments for values in each industry.

JUNE 30, 2009	21

Schedule of Investments June 30, 2009 (Unaudited)	Mid-Cap Value Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 2.5%
Honeywell International, Inc.	158,420	$4,974,388
L-3 Communications Holdings, Inc.	69,600	4,828,848
Orbital Sciences Corp.(a)	333,300	5,056,161

		14,859,397

Auto Components — 1.1%
Autoliv, Inc.	225,600	6,490,512

Beverages — 1.8%
Constellation Brands, Inc. - Class A(a)	306,300	3,883,884
Molson Coors Brewing Co. - Class B	165,500	7,005,615

		10,889,499

Capital Markets — 3.9%
The Bank of New York Mellon Corp.	211,700	6,204,927
Freedom Pay, Inc.	43,051	430
Invesco Ltd.	381,430	6,797,083
Morgan Stanley	170,900	4,872,359
TD Ameritrade Holding Corp.(a)	324,300	5,688,222

		23,563,021

Chemicals — 2.6%
Albemarle Corp.	261,600	6,689,112
FMC Corp.	73,850	3,493,105
The Lubrizol Corp.	120,800	5,715,048

		15,897,265

Commercial Banks — 3.5%
City National Corp.(b)	105,100	3,870,833
Cullen/Frost Bankers, Inc.	119,000	5,488,280
KeyCorp	1,273,850	6,674,974
Zions Bancorporation(b)	406,290	4,696,712

		20,730,799

Commercial Services & Supplies — 2.5%
Corrections Corp. of America(a)	554,800	9,426,052
Republic Services, Inc.	227,160	5,544,976

		14,971,028

Communications Equipment — 0.5%
Polycom, Inc.(a)	150,900	3,058,743

Containers & Packaging — 2.4%
Owens-Illinois, Inc.(a)	214,240	6,000,862
Pactiv Corp.(a)	382,700	8,316,071

		14,316,933

Diversified Consumer Services — 1.4%
H&R Block, Inc.	478,000	8,235,940

Diversified Financial Services — 2.0%
NYSE Euronext	155,100	4,226,475
PHH Corp.(a)	430,850	7,832,853

		12,059,328

Electric Utilities — 3.7%
American Electric Power Co., Inc.	252,770	7,302,525
Entergy Corp.	98,800	7,658,976
Northeast Utilities	338,950	7,561,975

		22,523,476

Electronic Equipment, Instruments & Components — 2.5%
Anixter International, Inc.(a)	139,175	5,231,588
Tech Data Corp.(a)	157,340	5,146,592
Tyco Electronics Ltd.	247,400	4,599,166

		14,977,346

Energy Equipment & Services — 1.7%
Noble Corp.	184,500	5,581,125
Weatherford International Ltd.(a)	243,400	4,760,904

		10,342,029

Food & Staples Retailing — 1.9%
The Kroger Co.	145,100	3,199,455
Safeway, Inc.	390,380	7,952,041

		11,151,496

Food Products — 3.4%
Dean Foods Co.(a)	315,180	6,048,304
Del Monte Foods Co.	802,317	7,525,734
The J.M. Smucker Co.	137,300	6,681,018

		20,255,056

Gas Utilities — 2.3%
EQT Corp.	168,800	5,892,808
Questar Corp.	249,800	7,771,278

		13,664,086

Health Care Equipment & Supplies — 1.9%
The Cooper Cos., Inc.	221,976	5,489,466
Hologic, Inc.(a)	211,190	3,005,234
Teleflex, Inc.	64,900	2,909,467

		11,404,167

Health Care Providers & Services — 4.0%
DaVita, Inc.(a)	104,900	5,188,354
Laboratory Corp. of America Holdings(a)	89,200	6,046,868
MEDNAX, Inc.(a)	140,950	5,938,223
WellPoint, Inc.(a)	131,100	6,671,679

		23,845,124

Hotels, Restaurants & Leisure — 2.4%
Bally Technologies, Inc.(a)	92,500	2,767,600
Burger King Holdings, Inc.	300,300	5,186,181
Darden Restaurants, Inc.	106,200	3,502,476
Starwood Hotels & Resorts Worldwide, Inc.	141,700	3,145,740

		14,601,997

Household Durables — 0.7%
The Stanley Works	124,500	4,213,080

Independent Power Producers & Energy Traders — 1.3%
NRG Energy, Inc.(a)(b)	307,390	7,979,844

Industrial Conglomerates — 0.4%
Textron, Inc.	267,100	2,580,186

Insurance — 9.1%
AXIS Capital Holdings Ltd.	313,230	8,200,361
The Hanover Insurance Group, Inc.	256,599	9,778,988
HCC Insurance Holdings, Inc.	298,500	7,166,985
Lincoln National Corp.	163,500	2,813,835
RenaissanceRe Holdings Ltd.	176,100	8,195,694
The Travelers Cos., Inc.	194,150	7,967,916
W.R. Berkley Corp.	310,200	6,659,994
XL Capital Ltd. - Class A	359,150	4,115,859

		54,899,632

22	JUNE 30, 2009

Schedule of Investments (continued)	Mid-Cap Value Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Internet Software & Services — 1.0%
eBay, Inc.(a)	336,320	$5,761,162

IT Services — 2.3%
Amdocs Ltd.(a)	260,314	5,583,735
Fidelity National Information Services, Inc.	409,150	8,166,634

		13,750,369

Leisure Equipment & Products — 1.1%
Mattel, Inc.	405,200	6,503,460

Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.(a)	131,800	5,373,486

Machinery — 2.5%
AGCO Corp.(a)	142,100	4,130,847
Danaher Corp.	48,500	2,994,390
Eaton Corp.	81,800	3,649,098
Parker Hannifin Corp.	100,900	4,334,664

		15,108,999

Media — 3.0%
Cablevision Systems Corp. - Class A	490,600	9,522,546
Viacom, Inc. - Class B(a)	364,050	8,263,935

		17,786,481

Metals & Mining — 1.8%
Freeport-McMoRan Copper & Gold, Inc.	71,100	3,562,821
Reliance Steel & Aluminum Co.	111,250	4,270,887
United States Steel Corp.	81,900	2,927,106

		10,760,814

Multiline Retail — 1.0%
Macy’s, Inc.	485,950	5,714,772

Multi-Utilities — 3.9%
CMS Energy Corp.	507,200	6,126,976
PG&E Corp.	215,900	8,299,196
Wisconsin Energy Corp.	216,400	8,809,644

		23,235,816

Office Electronics — 0.9%
Xerox Corp.	855,700	5,544,936

Oil, Gas & Consumable Fuels — 6.2%
Cimarex Energy Co.	189,500	5,370,430
CONSOL Energy, Inc.	219,081	7,439,991
Hess Corp.	100,200	5,385,750
Newfield Exploration Co.(a)	252,700	8,255,709
Plains Exploration & Production Co.(a)	251,300	6,875,568
Southwestern Energy Co.(a)	102,080	3,965,808

		37,293,256

Paper & Forest Products — 0.7%
Weyerhaeuser Co.	138,100	4,202,383

Personal Products — 0.4%
The Estee Lauder Cos., Inc. - Class A	71,300	2,329,371

Real Estate Investment Trusts — 3.0%
Boston Properties, Inc.	87,630	4,179,951
Chimera Investment Corp.	3,014,420	10,520,326
Simon Property Group, Inc.	70,507	3,626,199

		18,326,476

Road & Rail — 1.0%
Union Pacific Corp.	111,400	5,799,484

Semiconductors & Semiconductor Equipment — 1.9%
Micron Technology, Inc.(a)	848,760	4,294,726
ON Semiconductor Corp.(a)	499,700	3,427,942
Varian Semiconductor Equipment Associates, Inc.(a)	154,050	3,695,659

		11,418,327

Software — 1.0%
Novell, Inc.(a)	663,000	3,003,390
Phase Metrics, Inc.(a)	108,409	2,168
TIBCO Software, Inc.(a)	441,300	3,164,121

		6,169,679

Specialty Retail — 4.7%
AnnTaylor Stores Corp.(a)	355,300	2,835,294
The Gap, Inc.	479,500	7,863,800
Limited Brands, Inc.	477,309	5,713,389
PetSmart, Inc.	253,900	5,448,694
The Sherwin-Williams Co.	117,300	6,304,875

		28,166,052

Thrifts & Mortgage Finance — 1.7%
Astoria Financial Corp.	614,920	5,276,014
People’s United Financial, Inc.	346,200	5,206,848

		10,482,862

Tobacco — 0.5%
Lorillard, Inc.	47,000	3,185,190

Total Long-Term Investments (Cost — $527,050,918) — 99.0%		594,423,359

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund,
0.45%(c)(d)	9,073,840	9,073,840
BlackRock Liquidity Series, LLC Money Market Series,
0.55%(c)(d)(e)	15,312,700	15,312,700

Total Short-Term Securities (Cost — $24,386,540) — 4.0%		24,386,540

Total Investments (Cost — $551,437,458*) — 103.0%		618,809,899
Liabilities in Excess of Other Assets — (3.0)%		(18,179,859)

Net Assets — 100.0%		$600,630,040

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$594,431,418

Gross unrealized appreciation	$38,633,919
Gross unrealized depreciation	(14,255,438)

Net unrealized appreciation	$24,378,481

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

JUNE 30, 2009	23

Schedule of Investments (concluded)	Mid-Cap Value Equity Portfolio

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	9,073,840	$74,478
BlackRock Liquidity Series, LLC Money Market Series	(25,075,850)	$116,965

(d)	Represents the current yield as of report date.

(e)	Security purchased with the cash proceeds from securities loans.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1:
Long-Term Investments[1]	$594,420,761
Short-Term Securities	24,386,540

Total Level 1	618,807,301

Level 2	—
Level 3:	—
Long-Term Investments:	—
Capital Markets	430
Software	2,168

Total Level 3	2,598

Total	$618,809,899

[1]	See above Schedule of Investments for values in each industry excluding the industry in Level 3 within the table.

The following table is reconciliation of Level 3 investments for the period ended June 30, 2009:

Common Stocks

	Capital Markets	Software
Balance, as of September 30, 2008	$430	$2,168
Accrued discounts/premiums	—	—
Realized gain/loss	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases/sales	—	—
Transfers in/out of Level 3	—	—

Balance, as of June 30, 2009	$430	$2,168

24	JUNE 30, 2009

Schedule of Investments June 30, 2009 (Unaudited)	Small/Mid-Cap Growth Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 3.1%
Argon ST, Inc.(a)	67,711	$1,392,815
BE Aerospace, Inc.(a)	134,400	1,929,984
Hexcel Corp.(a)	15,500	147,715
TransDigm Group, Inc.(a)	17,400	629,880

		4,100,394

Air Freight & Logistics — 0.5%
Forward Air Corp.	33,800	720,616

Beverages — 1.0%
Heckmann Corp.(a)	338,800	1,270,500

Biotechnology — 1.4%
Alkermes, Inc.(a)	65,300	706,546
Martek Biosciences Corp.(b)	53,200	1,125,180

		1,831,726

Building Products — 0.8%
Griffon Corp.(a)	127,000	1,056,640

Capital Markets — 1.3%
Invesco Ltd.	95,900	1,708,938

Chemicals — 3.0%
Celanese Corp. - Series A	94,700	2,249,125
Intrepid Potash, Inc.(a)	60,700	1,704,456

		3,953,581

Commercial Banks — 1.6%
PrivateBancorp, Inc.	33,700	749,488
Signature Bank(a)	50,100	1,358,712

		2,108,200

Commercial Services & Supplies — 2.6%
Clean Harbors, Inc.(a)	35,900	1,938,241
SYKES Enterprises, Inc.(a)	81,584	1,475,855

		3,414,096

Communications Equipment — 1.4%
DG FastChannel, Inc.(a)	26,800	490,440
Harris Corp.	47,200	1,338,592
Harris Stratex Networks, Inc. - Class A(a)	11,749	76,134

		1,905,166

Construction & Engineering — 1.6%
Chicago Bridge & Iron Co. NV	101,800	1,262,320
Quanta Services, Inc.(a)	38,000	878,940

		2,141,260

Containers & Packaging — 0.7%
Rock-Tenn Co. - Class A	23,302	889,204

Diversified Consumer Services — 0.6%
Weight Watchers International, Inc.	28,400	731,868

Diversified Financial Services — 1.8%
MSCI, Inc. - Class A(a)	97,800	2,390,232

Diversified Telecommunication Services — 2.0%
Cbeyond, Inc.(a)	97,900	1,404,865
Neutral Tandem, Inc.(a)	41,100	1,213,272

		2,618,137

Electrical Equipment — 2.2%
AMETEK, Inc.	68,900	2,382,562
Energy Conversion Devices, Inc.(a)(b)	35,900	507,985

		2,890,547

Electronic Equipment, Instruments & Components — 1.6%
Cogent, Inc.(a)	194,000	2,081,620

Energy Equipment & Services — 0.8%
Superior Energy Services, Inc.(a)	65,300	1,127,731

Food Products — 1.1%
Dean Foods Co.(a)	58,100	1,114,939
Smart Balance, Inc.(a)	58,500	398,385

		1,513,324

Health Care Equipment & Supplies — 8.8%
Hologic, Inc.(a)	92,900	1,321,967
Merit Medical Systems, Inc.(a)	63,200	1,030,160
NuVasive, Inc.(a)	18,700	834,020
ResMed, Inc.(a)	47,900	1,950,967
SonoSite, Inc.(a)	95,978	1,925,319
Symmetry Medical, Inc.(a)	113,300	1,055,956
Wright Medical Group, Inc.(a)	113,948	1,852,794
Zoll Medical Corp.(a)	87,642	1,694,996

		11,666,179

Health Care Providers & Services — 7.9%
Amedisys, Inc.(a)	41,600	1,373,632
Lincare Holdings, Inc.(a)	91,400	2,149,728
Magellan Health Services, Inc.(a)	51,500	1,690,230
Medco Health Solutions, Inc.(a)	35,300	1,610,033
MEDNAX, Inc.(a)	51,800	2,182,334
VCA Antech, Inc.(a)	53,400	1,425,780

		10,431,737

Health Care Technology — 1.9%
MedAssets, Inc.(a)	130,400	2,536,280

Hotels, Restaurants & Leisure — 4.7%
Bally Technologies, Inc.(a)	47,200	1,412,224
The Cheesecake Factory, Inc.(a)	29,100	503,430
P.F. Chang’s China Bistro, Inc.(a)(b)	23,500	753,410
Red Robin Gourmet Burgers, Inc.(a)	54,900	1,029,375
Scientific Games Corp. - Class A(a)	159,800	2,520,046

		6,218,485

Insurance — 0.7%
Aspen Insurance Holdings Ltd.	42,200	942,748

Internet & Catalog Retail — 0.8%
Shutterfly, Inc.(a)	72,300	1,008,585

Internet Software & Services — 6.2%
comScore, Inc.(a)	103,100	1,373,292
LogMeIn, Inc.(a)	3,200	51,200
SkillSoft Plc - ADR(a)	549,998	4,289,984
SonicWALL, Inc.(a)	463,200	2,538,336

		8,252,812

IT Services — 9.7%
Amdocs Ltd.(a)	75,875	1,627,519
ExlService Holdings, Inc.(a)	231,201	2,591,763
Forrester Research, Inc.(a)	83,651	2,053,632
Genpact Ltd.(a)	155,200	1,823,600
Global Cash Access Holdings, Inc.(a)	216,500	1,723,340
SRA International, Inc. - Class A(a)	116,700	2,049,252
Wright Express Corp.(a)	38,318	975,959

		12,845,065

Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.(a)	33,600	1,369,872

JUNE 30, 2009	25

Schedule of Investments (continued)	Small/Mid-Cap Growth Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Machinery — 3.1%
IDEX Corp.	49,592	$1,218,476
Joy Global, Inc.	26,800	957,296
Kaydon Corp.	37,231	1,212,241
Pentair, Inc.	29,200	748,104

		4,136,117

Media — 4.4%
CKX, Inc.(a)	473,900	3,359,951
DreamWorks Animation SKG, Inc. - Class A(a)	63,132	1,741,812
RHI Entertainment, Inc.(a)	226,415	722,264

		5,824,027

Oil, Gas & Consumable Fuels — 3.7%
CONSOL Energy, Inc.	27,700	940,692
Delta Petroleum Corp.(a)	22,218	42,881
EXCO Resources, Inc.(a)	85,900	1,109,828
Plains Exploration & Production Co.(a)	61,200	1,674,432
Ultra Petroleum Corp.(a)	27,800	1,084,200

		4,852,033

Personal Products — 0.9%
Chattem, Inc.(a)(b)	17,900	1,218,990

Pharmaceuticals — 2.4%
Medicis Pharmaceutical Corp. - Class A	97,200	1,586,304
Shire Plc - ADR	38,476	1,595,984

		3,182,288

Professional Services — 1.0%
IHS, Inc. - Class A(a)	26,908	1,341,902

Real Estate Investment Trusts — 0.8%
Chimera Investment Corp.	320,500	1,118,545

Semiconductors & Semiconductor Equipment — 5.4%
FEI Co.(a)	73,600	1,685,440
Microsemi Corp.(a)	98,500	1,359,300
ON Semiconductor Corp.(a)	355,700	2,440,102
Silicon Laboratories, Inc.(a)	31,300	1,187,522
Standard Microsystems Corp.(a)	24,800	507,160

		7,179,524

Software — 6.0%
Blackboard, Inc.(a)	55,000	1,587,300
DemandTec, Inc.(a)	203,600	1,791,680
SolarWinds, Inc.(a)	11,100	183,039
TiVo, Inc.(a)	413,300	4,331,384

		7,893,403

Specialty Retail — 1.3%
Dick’s Sporting Goods, Inc.(a)	35,400	608,880
GameStop Corp. - Class A(a)	50,566	1,112,958

		1,721,838

Total Long-Term Investments (Cost — $135,009,558) — 99.8%		132,194,210

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund,
0.45%(c)(d)	100,003	100,003
BlackRock Liquidity Series, LLC Money Market Series,
0.55%(c)(d)(e)	3,305,600	3,305,600

Total Short-Term Securities (Cost — $3,405,603) — 2.6%		3,405,603

Total Investments (Cost — $138,415,161*) — 102.4%		135,599,813
Liabilities in Excess of Other Assets — (2.4)%		(3,196,843)

Net Assets — 100.0%		$132,402,970

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$141,087,433

Gross unrealized appreciation	$14,012,887
Gross unrealized depreciation	(19,500,507)

Net unrealized depreciation	$(5,487,620)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	100,003	$4,533
BlackRock Liquidity Series, LLC Money Market Series	(8,273,450)	$113,295

(d)	Represents the current yield as of report date.

(e)	Security purchased with the cash proceeds from securities loans.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

26	JUNE 30, 2009

Schedule of Investments (concluded)	Small/Mid-Cap Growth Portfolio

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1:
Long-Term Investments[1]	$132,194,210
Short-Term Securities	3,405,603

Total Level 1	135,599,813

Level 2	—
Level 3	—

Total	$135,599,813

[1]	See above Schedule of Investments for values in each industry.

JUNE 30, 2009	27

Schedule of Investments June 30, 2009 (Unaudited)	Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Australia — 1.0%
BHP Billiton Ltd.	14,000	$383,543
Santos Ltd.	20,600	241,362

		624,905

Austria — 0.3%
OMV AG	4,600	172,936

Belgium — 0.7%
Anheuser-Busch InBev NV	11,600	420,611

Bermuda — 0.7%
Everest Re Group Ltd.	1,800	128,826
IPC Holdings Ltd.	5,800	158,572
Nabors Industries Ltd.(a)	11,500	179,170

		466,568

Brazil — 0.9%
Banco Bradesco SA - ADR	5,300	78,281
BM&FBOVESPA SA	22,042	131,611
Companhia Energetica de Minas Gerais - CEMIG - ADR	61	820
Itau UniBanco Holding SA - ADR	8,150	129,015
Usinas Siderurgicas de Minas Gerais SA - Class A, Preference Shares	10,600	226,930

		566,657

Canada — 4.1%
Canadian Natural Resources Ltd.	4,700	247,254
EnCana Corp.	4,800	237,988
Imperial Oil Ltd.	8,500	329,725
Kinross Gold Corp.	29,100	530,387
Research In Motion Ltd.(a)	3,600	255,780
Royal Bank of Canada	5,000	204,488
Shoppers Drug Mart Corp.	8,600	369,612
Suncor Energy, Inc.	8,400	255,434
The Toronto-Dominion Bank	4,800	247,975

		2,678,643

Cayman Islands — 0.6%
Herbalife Ltd.	11,600	365,864

China — 3.0%
AirMedia Group, Inc. - ADR(a)	14,700	94,669
China Construction Bank Corp. - Class H	482,300	371,633
China Railway Construction Corp. Ltd. - Class H	185,500	284,666
Focus Media Holding Ltd. - ADR(a)	17,500	141,050
Guangzhou R&F Properties Co. Ltd. - H Shares	57,100	127,035
Industrial & Commercial Bank of China - Class H	511,300	354,171
Noah Education Holdings Ltd. - ADR	9,900	38,412
PetroChina Co. Ltd. - ADR	1,700	187,816
Sina Corp.(a)	10,800	318,384

		1,917,836

Denmark — 0.7%
Novo Nordisk A/S - Class B	3,200	174,289
Vestas Wind Systems A/S(a)	4,300	308,588

		482,877

Finland — 0.4%
Nokia Oyj	15,900	232,890

France — 2.7%
AXA SA	8,600	162,772
BNP Paribas	4,700	306,500
France Telecom SA	9,800	222,986
France Telecom SA-Coupons	17,500	—
PPR	3,500	286,921
Société Generale	3,400	186,629
Total SA	5,900	319,784
Unibail-Rodamco SE	500	74,757
Vivendi	8,900	213,635

		1,773,984

Germany — 1.5%
Allianz SE	1,400	129,140
Bayerische Motoren Werke AG	8,100	305,979
Deutsche Boerse AG	3,300	256,822
Salzgitter AG	3,400	299,679

		991,620

Hong Kong — 1.8%
Cheung Kong (Holdings) Ltd.	12,000	137,210
China Mobile Ltd.	22,000	220,273
China Unicom Hong Kong Ltd.	162,800	216,463
CNOOC Ltd. - ADR	1,500	184,545
New World Development Ltd.	108,400	195,123
Wing Hang Bank Ltd.	22,600	197,275

		1,150,889

India — 1.1%
Bharti Airtel Ltd.(a)	29,100	486,447
Punjab National Bank Ltd.	15,600	220,348

		706,795

Indonesia — 0.3%
Bank Negara Indonesia Persero Tbk PT	1,235,400	206,657

Ireland — 0.3%
Covidien Plc	4,500	168,480

Israel — 0.4%
Teva Pharmaceutical Industries Ltd. - ADR	5,900	291,106

Italy — 0.6%
A2A SpA	130,100	237,766
Assicurazioni Generali SpA	3,952	82,309
Intesa Sanpaolo SpA(a)	30,900	99,854

		419,929

Japan — 7.5%
Amada Co. Ltd.	44,100	273,297
Canon, Inc.	6,900	225,382
Hino Motors Ltd.	85,000	264,635
Honda Motor Co. Ltd	9,800	269,606
ITOCHU Corp.	73,400	509,338
Mitsubishi Electric Corp.	91,300	577,028
Mitsubishi Estate Co. Ltd.	6,000	99,610
Mitsubishi UFJ Financial Group, Inc.	28,900	178,452
Mitsui & Co. Ltd.	30,100	356,675
Mitsui Fudosan Co. Ltd.	6,000	104,065
Mizuho Financial Group, Inc.	36,107	83,889
Nintendo Co. Ltd.	800	221,404
Sumitomo Mitsui Financial Group, Inc.	4,900	198,280
Tokio Marine Holdings, Inc.	4,100	112,572
The Tokyo Electric Power Co., Inc.	13,200	339,389
Toyo Suisan Kaisha Ltd.	13,800	284,325
Toyota Motor Corp.	9,800	370,610
Yamato Holdings Co. Ltd.	30,700	408,183

		4,876,740

28	JUNE 30, 2009

Schedule of Investments (continued)	Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Luxembourg — 1.6%
ArcelorMittal	21,300	$704,885
Millicom International Cellular SA(a)	5,400	303,804

		1,008,689

Malaysia — 0.3%
Bumiputra-Commerce Holdings Berhad	70,500	181,002

Mexico — 0.6%
Fomento Economico Mexicano SAB de CV - ADR	12,400	399,776

Netherlands — 0.6%
Corio NV	2,000	97,540
Royal Dutch Shell Plc - B Shares	12,300	309,657

		407,197

New Zealand — 0.3%
Telecom Corp. of New Zealand Ltd.	105,700	185,541

Norway — 1.3%
Norsk Hydro ASA(a)	45,300	233,412
StatoilHydro ASA	12,300	242,964
Yara International ASA	13,900	391,329

		867,705

Russia — 0.3%
Vimpel-Communications - ADR(a)	16,700	196,559

Singapore — 2.2%
CapitaLand Ltd.	77,400	196,793
DBS Group Holdings Ltd.	23,000	186,465
Singapore Telecommunications Ltd.	156,900	323,707
United Overseas Bank Ltd.	24,300	245,206
Wilmar International Ltd.	145,300	501,162

		1,453,333

South Africa — 0.7%
Naspers Ltd.—N Shares	16,300	429,282

South Korea — 1.2%
GS Engineering & Construction Corp.	5,800	334,577
Samsung Electronics Co. Ltd.	900	416,128

		750,705

Spain — 1.8%
Banco Santander SA	16,600	200,664
Iberdrola Renovables SA(a)	49,400	226,477
Inditex SA	8,500	409,081
Telefonica SA	15,000	340,645

		1,176,867

Sweden — 0.9%
Nordea Bank AB	39,300	312,332
Volvo AB - B Shares	43,500	269,419

		581,751

Switzerland — 4.5%
Alcon, Inc.	3,100	359,972
Nestle SA	17,000	641,893
Novartis AG	11,900	484,416
Roche Holding AG	4,900	667,636
Weatherford International Ltd.(a)	12,100	236,676
Xstrata Plc	27,000	293,443
Zurich Financial Services AG	1,100	194,429

		2,878,465

Taiwan — 2.3%
ASUSTeK Computer, Inc.	292,965	378,725
Chang Hwa Commercial Bank	297,600	129,541
HTC Corp.	22,810	320,526
Mega Financial Holding Co. Ltd.	429,900	196,559
Siliconware Precision Industries Co. - ADR	35,900	222,580
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	25,000	235,250

		1,483,181

Thailand — 1.2%
Bangkok Bank Public Co. Ltd.	136,300	446,050
Siam Commercial Bank Public Co. Ltd.	145,900	313,683

		759,733

United Kingdom — 6.3%
Aviva Plc	28,700	161,592
Barclays Plc	47,800	222,129
Bellway Plc	800	8,041
BG Group Plc	20,700	348,581
GlaxoSmithKline Plc	27,400	483,974
HSBC Holdings Plc	41,300	344,077
Imperial Tobacco Group Plc	18,200	473,701
Legal & General Group Plc	95,100	88,952
Persimmon Plc	25,700	148,321
Prudential Plc	35,900	245,393
Standard Chartered Plc	9,900	186,150
Tesco Plc	82,600	482,371
Unilever Plc	14,700	345,481
Vodafone Group Plc - ADR	11,500	224,135
WPP Plc	47,400	315,210

		4,078,108

United States — 41.3%
Abbott Laboratories	7,200	338,688
AK Steel Holding Corp.	17,500	335,825
Alcoa, Inc.	24,000	247,920
The Allstate Corp.	4,500	109,800
American Electric Power Co., Inc.	11,700	338,013
Ameriprise Financial, Inc.	8,600	208,722
Amgen, Inc.(a)	7,000	370,580
Anadarko Petroleum Corp.	4,000	181,560
Analog Devices, Inc.	13,500	334,530
Apple, Inc.(a)	2,700	384,561
Applied Materials, Inc.	13,200	144,804
AvalonBay Communities, Inc.	5,973	334,130
Becton, Dickinson & Co.	5,900	420,729
Boston Properties, Inc.	2,400	114,480
Bristol-Myers Squibb Co.	20,500	416,355
CBS Corp. - Class B	33,500	231,820
The Charles Schwab Corp.	16,000	280,640
Chevron Corp.	9,200	609,500
Cisco Systems, Inc.(a)	23,300	434,312
CONSOL Energy, Inc.	4,700	159,612
Continental Resources, Inc.(a)	6,600	183,150
CSX Corp.	10,500	363,615
Cummins, Inc.	7,700	271,117
The Dow Chemical Co.	16,200	261,468
eBay, Inc.(a)	33,100	567,003
Energizer Holdings, Inc.(a)	3,500	182,840
Entergy Corp.	3,800	294,576
EOG Resources, Inc.	3,500	237,720
Exxon Mobil Corp.	8,900	622,199
FPL Group, Inc.	3,200	181,952
Gardner Denver, Inc.(a)	9,000	226,530

JUNE 30, 2009	29

Schedule of Investments (continued)	Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United States (continued)
The Goldman Sachs Group, Inc.	1,300	$191,672
Google, Inc. - Class A(a)	700	295,113
Halliburton Co.	16,600	343,620
Helmerich & Payne, Inc.	8,600	265,482
Henry Schein, Inc.(a)	2,200	105,490
Hewlett-Packard Co.	8,700	336,255
Hudson City Bancorp, Inc.	15,700	208,653
Intel Corp.	12,000	198,600
IntercontinentalExchange, Inc.(a)	2,100	239,904
International Business Machines Corp.	3,800	396,796
Invesco Ltd.	7,700	137,214
The J.M. Smucker Co.	7,528	366,312
Jacobs Engineering Group, Inc.(a)	4,800	202,032
JetBlue Airways Corp.(a)	45,600	194,712
JPMorgan Chase & Co.	5,500	187,605
KeyCorp	11,500	60,260
KLA-Tencor Corp.	14,400	363,600
Kohl’s Corp.(a)	10,700	457,425
Las Vegas Sands Corp.(a)	13,700	107,682
Lincoln National Corp.	5,100	87,771
Macy’s, Inc.	16,900	198,744
Manpower, Inc.	5,600	237,104
McDonald’s Corp.	3,600	206,964
Medco Health Solutions, Inc.(a)	5,600	255,416
Medtronic, Inc.	7,400	258,186
MetLife, Inc.	4,200	126,042
Microsoft Corp.	22,200	527,694
Morgan Stanley	6,200	176,762
NIKE, Inc. - Class B	3,700	191,586
Nucor Corp.	8,300	368,769
Occidental Petroleum Corp.	5,300	348,793
Oracle Corp.	16,400	351,288
Peabody Energy Corp.	5,900	177,944
People’s United Financial, Inc.	11,800	177,472
PepsiCo, Inc.	10,200	560,592
PetroHawk Energy Corp.(a)	7,700	171,710
Pfizer, Inc.	43,100	646,500
PPG Industries, Inc.	6,700	294,130
Public Service Enterprise Group, Inc.	10,300	336,089
QUALCOMM, Inc.	7,600	343,520
Ralcorp Holdings, Inc.(a)	5,700	347,244
Robert Half International, Inc.	10,700	252,734
SPX Corp.	5,000	244,850
State Street Corp.	4,600	217,120
Steel Dynamics, Inc.	29,700	437,481
SunTrust Banks, Inc.	13,100	215,495
T. Rowe Price Group, Inc.	5,800	241,686
Texas Instruments, Inc.	19,600	417,480
Timken Co.	15,000	256,200
The Travelers Cos., Inc.	8,700	357,048
TreeHouse Foods, Inc.(a)	5,100	146,727
U.S. Bancorp	7,200	129,024
UnitedHealth Group, Inc.	3,600	89,928
Unum Group	4,000	63,440
Urban Outfitters, Inc.(a)	20,000	417,400
Wabtec Corp.	9,700	312,049
The Walt Disney Co.	19,100	445,603
WellPoint, Inc.(a)	4,700	239,183
Wells Fargo & Co.	12,800	310,528
Werner Enterprises, Inc.	13,400	242,808
Wyeth	12,300	558,297
XTO Energy, Inc.	6,200	236,468
Yum! Brands, Inc.	12,500	416,750

		26,685,797

Total Long-Term Investments (Cost — $61,010,375) — 96.0%		62,039,678

Short-Term Securities
BlackRock Liquidity Funds, TempFund, 0.45% (b)(c) (Cost — $3,360,596) — 5.2%	3,360,596	3,360,596

Total Investments (Cost — $64,370,971*) — 101.2%		65,400,274
Liabilities in Excess of Other Assets — (1.2)%		(763,417)

Net Assets — 100.0%		$64,636,857

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$65,143,492

Gross unrealized appreciation	$5,953,909
Gross unrealized depreciation	(5,697,127)

Net unrealized appreciation	$256,782

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	3,360,596	$4,471

(c)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of June 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	471,000	USD	433,861	Deutsche Bank AG	7/01/09	$(379)
GBP	103,000	USD	170,609	Citibank, N.A.	7/01/09	(1,154)
NZD	75,000	USD	48,660	Citibank, N.A.	7/01/09	(270)
SGD	206,000	USD	141,707	Deutsche Bank AG	7/01/09	519
CHF	89,000	USD	82,264	Citibank, N.A.	7/02/09	(353)
DKK	920,000	USD	174,090	Citibank, N.A.	7/02/09	(782)
NZD	123,000	USD	80,135	Citibank, N.A.	7/02/09	(775)
USD	198,505	JPY	19,126,000	Barclays Bank, Plc	7/02/09	(31)
AUD	715,000	USD	564,578	Citibank, N.A.	8/26/09	9,080
AUD	1,000,000	USD	790,768	Citibank, N.A.	8/26/09	11,551
CAD	635,000	USD	573,405	UBS Securities, Inc.	8/26/09	(27,280)
CAD	189,000	USD	170,609	Citibank, N.A.	8/26/09	(8,061)
CAD	117,000	USD	101,345	Deutsche Bank AG	8/26/09	(720)

30	JUNE 30, 2009

Schedule of Investments (continued)	Global Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	18,000	USD	15,908	Deutsche Bank AG	8/26/09	$(427)
CHF	1,349,000	USD	1,260,018	Barclays Bank, Plc	8/26/09	(17,597)
CHF	174,000	USD	160,104	Citibank, N.A.	8/26/09	148
DKK	701,000	USD	130,202	Citibank, N.A.	8/26/09	1,729
EUR	1,911,000	USD	2,700,266	Citibank, N.A.	8/26/09	(19,538)
EUR	119,000	USD	167,335	Citibank, N.A.	8/26/09	(403)
EUR	2,000	USD	2,811	Citibank, N.A.	8/26/09	(6)
EUR	94,000	USD	131,103	Citibank, N.A.	8/26/09	759
GBP	55,000	USD	90,781	Barclays Bank, Plc	8/26/09	(300)
GBP	774,000	USD	1,243,020	Citibank, N.A.	8/26/09	30,293
HKD	349,000	USD	45,052	Deutsche Bank AG	8/26/09	2
HKD	3,256,000	USD	420,294	Citibank, N.A.	8/26/09	41
JPY	19,126,000	USD	198,635	Citibank, N.A.	8/26/09	33
JPY	35,486,000	USD	368,147	Citibank, N.A.	8/26/09	458
JPY	73,961,000	USD	751,593	Citibank, N.A.	8/26/09	16,663
NOK	2,827,000	USD	440,872	Citibank, N.A.	8/26/09	(1,881)
NOK	301,000	USD	46,501	Citibank, N.A.	8/26/09	240
SEK	2,369,000	USD	300,365	Deutsche Bank AG	8/26/09	6,674
SGD	165,000	USD	113,164	Citibank, N.A.	8/26/09	705
USD	614,045	CAD	680,000	Citibank, N.A.	8/26/09	29,218
USD	626,247	CHF	681,000	Citibank, N.A.	8/26/09	(949)
USD	82,319	CHF	89,000	Barclays Bank, Plc	8/26/09	350
USD	434,169	CHF	471,000	Citibank, N.A.	8/26/09	381
USD	312,004	CHF	338,000	Barclays Bank, Plc	8/26/09	708
USD	173,914	DKK	920,000	Citibank, N.A.	8/26/09	768
USD	112,717	EUR	81,000	Citibank, N.A.	8/26/09	(908)
USD	191,071	GBP	117,000	Citibank, N.A.	8/26/09	(1,406)
USD	280,933	GBP	171,000	Citibank, N.A.	8/26/09	(380)
USD	170,593	GBP	103,000	Barclays Bank, Plc	8/26/09	1,147
USD	651,995	HKD	5,050,000	Citibank, N.A.	8/26/09	63
USD	734,738	NOK	4,712,000	Royal Bank of Scotland	8/26/09	3,033
USD	602,616	SGD	880,000	Deutsche Bank AG	8/26/09	(4,685)
USD	180,842	SGD	263,000	Citibank, N.A.	8/26/09	(658)
USD	141,648	SGD	206,000	Citibank, N.A.	8/26/09	(516)

Total						$25,104

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Common Stocks:
Australia	—	$624,905	—	$624,905
Austria	—	172,936	—	172,936
Belgium	—	420,611	—	420,611
Bermuda	$466,568	—	—	466,568
Brazil	566,657	—	—	566,657
Canada	2,678,643	—	—	2,678,643
Cayman Islands	365,864	—	—	365,864
China	780,331	1,137,505	—	1,917,836
Denmark	—	482,877	—	482,877
Finland	—	232,890	—	232,890
France	—	1,773,984	—	1,773,984

JUNE 30, 2009	31

Schedule of Investments (concluded)	Global Opportunities Portfolio

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Germany	—	$991,620	—	$991,620
Hong Kong	$184,545	966,344	—	1,150,889
India	—	706,795	—	706,795
Indonesia	—	206,657	—	206,657
Ireland	168,480	—	—	168,480
Israel	291,106	—	—	291,106
Italy	—	419,929	—	419,929
Japan	—	4,876,740	—	4,876,740
Luxembourg	303,804	704,885	—	1,008,689
Malaysia	—	181,002	—	181,002
Mexico	399,776	—	—	399,776
Netherlands	—	407,197	—	407,197
New Zealand	—	185,541	—	185,541
Norway	—	867,705	—	867,705
Russia	196,559	—	—	196,559
Singapore	—	1,453,333	—	1,453,333
South Africa	—	429,282	—	429,282
South Korea	—	750,705	—	750,705
Spain	—	1,176,867	—	1,176,867
Sweden	—	581,751	—	581,751
Switzerland	596,648	2,281,817	—	2,878,465
Taiwan	457,830	1,025,351	—	1,483,181
Thailand	313,683	446,050	—	759,733
United Kingdom	224,135	3,853,973	—	4,078,108
United States	26,685,797	—	—	26,685,797
Short-Term Securities	3,360,596	—	—	3,360,596
Other Financial Instruments[1] :
Assets:	—	114,563	—	114,563
Liabilities:	—	(89,459)	—	(89,459)

Total	$38,041,022	$27,384,356	—	$65,425,378

[1]	Other financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument.

32	JUNE 30, 2009

Schedule of Investments June 30, 2009 (Unaudited)	Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Biotechnology — 12.8%
3SBio, Inc. - ADR(a)	158,900	$1,309,336
Alexion Pharmaceuticals, Inc.(a)	329,700	13,557,264
Amgen, Inc.(a)	475,610	25,178,793
Amylin Pharmaceuticals, Inc.(a)	164,700	2,223,450
BioMarin Pharmaceutical, Inc.(a)(b)	487,409	7,608,455
Celera Corp.(a)	1,005,980	7,675,627
Celgene Corp.(a)	151,900	7,266,896
Dendreon Corp.(a)(b)	622,400	15,466,640
Genzyme Corp.(a)	80,460	4,479,208
Immunogen, Inc.(a)	79,300	682,773
Incyte Corp.(a)	190,400	626,416
Medivation, Inc.(a)	166,600	3,733,506
Nanosphere, Inc.(a)	87,100	427,661
Pharmasset, Inc.(a)	78,300	880,875
Poniard Pharmaceuticals, Inc.(a)	92,000	549,240
Rigel Pharmaceuticals, Inc.(a)	145,400	1,762,248
Vertex Pharmaceuticals, Inc.(a)	502,620	17,913,377

		111,341,765

Food & Staples Retailing — 4.1%
CVS Caremark Corp.	1,126,780	35,910,479

Health Care Equipment & Supplies — 26.3%
Alcon, Inc.	263,950	30,649,874
Beckman Coulter, Inc.	161,730	9,241,252
Becton, Dickinson & Co.	317,990	22,675,867
Boston Scientific Corp.(a)	1,575,800	15,978,612
C.R. Bard, Inc.	89,500	6,663,275
Cie Generale d’Optique Essilor International SA	259,800	12,384,445
The Cooper Cos., Inc.	319,500	7,901,235
Covidien Plc	482,170	18,052,445
DENTSPLY International, Inc.	298,700	9,116,324
DiaSorin SpA	229,700	5,706,812
Gen-Probe, Inc.(a)	97,600	4,194,848
Hill-Rom Holdings, Inc.	424,000	6,877,280
Intuitive Surgical, Inc.(a)(b)	48,500	7,937,510
Medtronic, Inc.	389,560	13,591,748
Mindray Medical International Ltd. - ADR(b)	221,200	6,175,904
Smith & Nephew Plc	873,000	6,455,975
Sonova Holding AG	130,700	10,621,518
St. Jude Medical, Inc.(a)	118,100	4,853,910
Stryker Corp.	128,300	5,098,642
William Demant Holding(a)	134,203	6,939,639
Wright Medical Group, Inc.(a)	277,800	4,517,028
Zimmer Holdings, Inc.(a)	328,400	13,989,840

		229,623,983

Health Care Providers & Services — 18.4%
Coventry Health Care, Inc.(a)	488,900	9,147,319
DaVita, Inc.(a)	388,180	19,199,383
Express Scripts, Inc.(a)	190,110	13,070,062
Fresenius Medical Care AG & Co. KGaA	121,900	5,453,462
Henry Schein, Inc.(a)	264,000	12,658,800
McKesson Corp.	255,430	11,238,920
Medco Health Solutions, Inc.(a)	540,550	24,654,485
Patterson Cos., Inc.(a)	65,200	1,414,840
PSS World Medical, Inc.	3,900	72,189
UnitedHealth Group, Inc.	690,800	17,256,184
VCA Antech, Inc.(a)	375,100	10,015,170
WellPoint, Inc.(a)	702,000	35,724,780

		159,905,594

Health Care Technology — 2.0%
Allscripts-Misys Healthcare Solutions, Inc.(b)	366,900	5,819,034
Cerner Corp.(a)(b)	189,500	11,803,955

		17,622,989

Life Sciences Tools & Services — 7.7%
ICON Plc - ADR(a)	88,700	1,914,146
Life Technologies Corp.(a)	120,700	5,035,604
Mettler-Toledo International, Inc.(a)	142,600	11,001,590
Millipore Corp.(a)	177,500	12,462,275
PerkinElmer, Inc.	940,300	16,361,220
QIAGEN NV(a)(b)	760,510	14,137,881
Tecan Group AG	151,100	5,889,361

		66,802,077

Pharmaceuticals — 25.7%
Abbott Laboratories	403,590	18,984,874
Allergan, Inc.	190,400	9,059,232
ARYx Therapeutics, Inc.(a)	122,000	503,860
Auxilium Pharmaceuticals, Inc.(a)(b)	126,600	3,972,708
BioForm Medical, Inc.(a)	79,600	171,936
Bristol-Myers Squibb Co.	650,000	13,201,500
Cypress Bioscience, Inc.(a)	20,300	191,226
GlaxoSmithKline Plc	362,900	6,379,394
Johnson & Johnson	317,940	18,058,992
MAP Pharmaceuticals, Inc.(a)	76,500	934,830
Merck & Co., Inc.	584,200	16,334,232
Novartis AG	108,800	4,409,877
Novartis AG - ADR	108,440	4,423,268
Novo Nordisk A/S - Class B	88,200	4,768,511
Pfizer, Inc.	1,900,840	28,512,600
Roche Holding AG	169,500	23,040,955
Shire Plc - ADR	161,200	6,686,576
Teva Pharmaceutical Industries Ltd. - ADR	193,260	9,535,448
Wyeth	1,215,132	55,154,841

		224,324,860

Total Long-Term Investments (Cost — $779,070,577) — 97.0%		845,531,747

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund,
0.45%(c)(d)	64,931,019	64,931,019
BlackRock Liquidity Series, LLC Money Market Series,
0.55%(c)(d)(e)	62,199,600	62,199,600

Total Short-Term Securities (Cost — $127,130,619) — 14.6%		127,130,619

Total Investments Before Outstanding Options Written (Cost — $906,201,196*) — 111.6%		972,662,366

	Contracts
Options Written
Exchange-Traded Call Options Written
Celgene Corp., Strike Price $44, Expires 7/18/09
(Premiums Received — $204,596) — (0.1)%	(1,471)	(625,175)

JUNE 30, 2009	33

Schedule of Investments (continued)	Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

Value
Total Investments Net of Outstanding Options Written — 111.5%	$972,037,191
Liabilities in Excess of Other Assets — (11.5)%	(99,956,269)

Net Assets — 100.0%	$872,080,922

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$904,423,008

Gross unrealized appreciation	$89,451,807
Gross unrealized depreciation	(21,212,449)

Net unrealized appreciation	$68,239,358

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	64,931,019	$329,783
BlackRock Liquidity Series, LLC Money Market Series	(15,962,500)	$171,208

(e)	Security purchased with the cash proceeds from securities loans.

•	Foreign currency exchange contracts as of June 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	16,992,000	USD	15,652,174	Citibank, N.A.	7/01/09	$(13,685)
CHF	2,578,000	USD	2,382,871	Barclays Bank, Plc	7/02/09	(10,224)
CHF	3,717,000	USD	3,424,544	Citibank, N.A.	7/02/09	(3,625)
DKK	22,312,000	USD	4,222,067	Citibank, N.A.	7/02/09	(18,956)
GBP	249,000	USD	409,705	Citibank, N.A.	7/02/09	(51)
DKK	15,895,000	USD	3,004,248	Citibank, N.A.	8/26/09	(12,760)
EUR	7,380,000	USD	10,377,587	Citibank, N.A.	8/26/09	(25,008)
GBP	1,000	USD	1,606	Citibank, N.A.	8/26/09	39
USD	3,426,931	CHF	3,717,000	Citibank, N.A.	8/26/09	3,598
USD	2,081,562	CHF	2,255,000	Barclays Bank, Plc	8/26/09	4,722
USD	2,384,469	CHF	2,578,000	Barclays Bank, Plc	8/26/09	10,148
USD	15,663,284	CHF	16,992,000	Citibank, N.A.	8/26/09	13,762
USD	15,798,753	CHF	16,928,000	Citibank, N.A.	8/26/09	208,175
USD	4,217,801	DKK	22,312,000	Citibank, N.A.	8/26/09	18,614
USD	8,819,061	DKK	46,582,000	Barclays Bank, Plc	8/26/09	52,185
USD	32,252,250	EUR	22,850,000	Barclays Bank, Plc	8/26/09	198,536
USD	4,852,770	GBP	3,000,000	Citibank, N.A.	8/26/09	(82,553)
USD	3,713,640	GBP	2,274,000	Citibank, N.A.	8/26/09	(27,335)
USD	2,747,312	GBP	1,675,000	Citibank, N.A.	8/26/09	(8,244)

Total						$307,338

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Common Stocks:
Biotechnology	$111,341,765	—	—	$111,341,765
Food & Staples Retailing	35,910,479	—	—	35,910,479
Health Care Equipment & Supplies	187,515,594	$42,108,389	—	229,623,983
Health Care Providers & Services	154,452,132	5,453,462	—	159,905,594
Health Care Technology	17,622,989	—	—	17,622,989
Life Sciences Tools & Services	60,912,716	5,889,361	—	66,802,077
Pharmaceuticals	185,726,123	38,598,737	—	224,324,860
Short-Term Securities	127,130,619	—	—	127,130,619
Other Financial Instruments[1] :
Assets:	—	509,779	—	509,779
Liabilities:	—	(827,616)	—	(827,616)

Total	$880,612,417	$91,732,112	—	$972,344,529

34	JUNE 30, 2009

Schedule of Investments (concluded)	Health Sciences Opportunities Portfolio

[1]

Other financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at market value.

JUNE 30, 2009	35

Schedule of Investments June 30, 2009 (Unaudited)	International Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Australia — 1.4%
BHP Billiton Ltd.	214,900	$5,887,380
Santos Ltd.	354,300	4,151,195
Woodside Petroleum Ltd.	107,000	3,696,431
WorleyParsons Ltd.	183,000	3,487,685

		17,222,691

Austria — 0.3%
OMV AG	83,000	3,120,372

Belgium — 1.0%
Anheuser-Busch InBev NV	167,100	6,058,975
Umicore	248,600	5,666,890

		11,725,865

Bermuda — 0.9%
Catlin Group Ltd.	420,300	2,225,920
Hiscox Ltd.	820,300	3,907,976
Seadrill Ltd.	311,200	4,481,775

		10,615,671

Brazil — 1.4%
Banco Bradesco SA - Preference Shares	230,400	3,386,333
BM&FBOVESPA SA	422,700	2,523,904
Companhia Energetica de Minas Gerais - CEMIG - ADR	310,705	4,175,875
Itau Unibanco Holding SA	156,100	2,460,796
Usinas Siderurgicas de Minas Gerais SA - Class A, Preference Shares	175,500	3,757,196

		16,304,104

Canada — 6.2%
Bank of Nova Scotia	127,000	4,740,867
Canadian Natural Resources Ltd.	106,900	5,623,704
Canadian Oil Sands Trust	228,400	5,456,937
Eldorado Gold Corp.(a)	553,200	4,984,341
EnCana Corp.	120,900	5,994,328
Ensign Energy Services, Inc.	235,000	3,434,639
Imperial Oil Ltd.	119,000	4,616,154
Kinross Gold Corp.	259,200	4,724,275
Potash Corp. of Saskatchewan, Inc.	42,300	3,936,015
Research In Motion Ltd.(a)	66,400	4,717,720
Royal Bank of Canada	111,900	4,576,437
Shoppers Drug Mart Corp.	116,200	4,994,058
Suncor Energy, Inc.	150,800	4,585,648
Thompson Creek Metals Co., Inc.(a)	317,300	3,246,245
The Toronto-Dominion Bank	96,400	4,980,162
Trican Well Service Ltd.	378,100	3,257,157

		73,868,687

China — 3.4%
AirMedia Group, Inc. - ADR(a)	260,900	1,680,196
China Construction Bank Corp. - Class H	13,689,800	10,548,580
China Life Insurance Co. Ltd. - Class H	1,187,100	4,362,832
China Railway Construction Corp. Ltd. - Class H	2,523,800	3,872,998
Focus Media Holding Ltd. - ADR(a)(b)	310,600	2,503,436
Guangzhou R&F Properties Co. Ltd. - H Shares	1,530,000	3,403,918
Industrial & Commercial Bank of China - Class H	13,990,200	9,690,830
Noah Education Holdings Ltd. - ADR	175,630	681,444
PetroChina Co. Ltd. - ADR	31,000	3,424,880

		40,169,114

Czech Republic — 0.4%
CEZ AS	96,500	4,313,205

Denmark — 1.3%
Novo Nordisk A/S - Class B	58,100	3,164,431
TrygVesta A/S	52,700	3,108,588
Vestas Wind Systems A/S(a)	131,600	9,444,229

		15,717,248

Finland — 1.0%
Nokia Oyj	269,600	3,948,877
Nokia Oyj - ADR	243,800	3,554,604
Outokumpu Oyj	244,900	4,232,022

		11,735,503

France — 4.2%
AXA SA	306,900	5,808,693
BNP Paribas	77,200	5,034,417
Compagnie Generale des Etablissements Michelin - Class B	81,300	4,656,198
Credit Agricole SA	111,800	1,401,779
France Telecom SA	162,900	3,706,574
PPR	47,100	3,861,132
Société Generale	68,000	3,732,575
Sodexo	83,400	4,294,100
Technip SA	69,700	3,436,929
Total SA	211,100	11,441,777
Unibail-Rodamco SE	16,600	2,481,937

		49,856,111

Germany — 3.2%
Allianz SE	33,100	3,053,233
Bayerische Motoren Werke AG	198,600	7,502,140
Deutsche Bank AG	52,600	3,197,604
Deutsche Boerse AG	37,700	2,934,002
Fresenius Medical Care AG & Co. KGaA	78,000	3,505,045
Gerry Weber International AG	182,282	4,595,687
MAN SE	83,500	5,137,722
RWE AG	40,200	3,170,159
Salzgitter AG	50,100	4,415,854

		37,511,446

Hong Kong — 5.2%
Beijing Enterprises Holdings Ltd.	1,036,300	5,158,067
Cheung Kong (Holdings) Ltd.	310,000	3,544,577
China Mobile Ltd.	594,700	5,954,376
China Unicom Hong Kong Ltd.	2,147,500	2,855,375
CNOOC Ltd. - ADR	27,500	3,383,325
Hang Seng Bank Ltd.	252,800	3,538,230
Hong Kong Electric Holdings Ltd.	1,052,500	5,846,770
Hong Kong Exchanges & Clearing Ltd.	328,700	5,080,550
Huabao International Holdings Ltd.	5,617,700	5,424,743
New World Development Ltd.	3,367,600	6,061,773
REXLot Holdings Ltd.(a)	34,140,900	2,630,493
Sun Hung Kai Properties Ltd.	488,300	6,063,614
Wheelock & Co. Ltd.	910,000	2,338,691
Wing Hang Bank Ltd.	439,500	3,836,391

		61,716,975

India — 1.4%
Bharti Airtel Ltd.(a)	492,457	8,232,098
HDFC Bank Ltd.	154,100	4,803,140
State Bank of India Ltd.	88,500	3,216,396

		16,251,634

36	JUNE 30, 2009

Schedule of Investments (continued)	International Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Indonesia — 0.5%
Bank Negara Indonesia Persero Tbk PT	36,469,300	$6,100,575

Ireland — 0.2%
Covidien Plc	80,200	3,002,688

Israel — 0.6%
Teva Pharmaceutical Industries Ltd. - ADR	138,700	6,843,458

Italy — 2.0%
Assicurazioni Generali SpA	102,336	2,131,361
Benetton Group SpA	405,400	3,563,194
Intesa Sanpaolo SpA(a)	1,204,100	3,891,083
Parmalat SpA	1,312,600	3,170,328
Terna Rete Elettrica Nazionale SpA	1,005,000	3,351,790
UniCredit SpA(a)	1,569,859	3,970,647
Unione di Banche Italiane ScpA	261,800	3,411,590

		23,489,993

Japan — 16.1%
Air Water, Inc.	455,400	4,967,703
Amada Co. Ltd.	790,300	4,897,646
The Bank of Kyoto Ltd.	274,300	2,542,422
Canon, Inc.	179,900	5,876,254
Da Office Investment Corp.	438	1,200,056
Geo Corp.	4,000	3,301,172
Honda Motor Co. Ltd	161,000	4,429,247
Hosiden Corp.	165,800	2,120,701
INPEX Corp.	900	7,175,869
ITOCHU Corp.	1,225,300	8,502,620
Japan Prime Realty Investment Corp.	700	1,510,058
Kamigumi Co. Ltd.	612,400	5,175,707
Kawasaki Kisen Kaisha Ltd.	1,222,000	5,012,715
Kenedix Realty Investment Corp.	458	1,579,367
Kintetsu World Express, Inc.	339,200	8,110,632
Kurita Water Industries Ltd.	196,200	6,336,411
Marubeni Corp.	1,522,000	6,731,481
Matsui Securities Co. Ltd.	370,700	3,361,536
Mitsubishi Estate Co. Ltd.	82,200	1,364,658
Mitsubishi Materials Corp.	1,325,600	4,127,090
Mitsubishi UFJ Financial Group, Inc.	1,026,100	6,335,959
Mitsui Chemicals, Inc.	1,474,800	4,701,272
Mitsui Fudosan Co. Ltd.	82,300	1,427,425
Mizuho Financial Group, Inc.	779,847	1,811,847
Mizuho Securities Co. Ltd.	1,358,600	4,251,718
Nihon Nohyaku Co. Ltd.	628,500	5,818,831
Nintendo Co. Ltd.	12,300	3,404,086
Nippon Express Co. Ltd.	941,500	4,274,152
NSK Ltd.	1,445,000	7,314,823
Seino Holdings Corp.	799,800	6,634,482
Shimano, Inc.	135,800	5,217,544
Sumitomo Mitsui Financial Group, Inc.	94,800	3,836,111
The Sumitomo Trust & Banking Co. Ltd.	320,700	1,720,839
The Tokyo Electric Power Co., Inc.	236,500	6,080,724
Tokyo Steel Manufacturing Co. Ltd.	328,600	3,999,790
Toyo Seikan Kaisha Ltd.	253,300	5,359,181
Toyo Suisan Kaisha Ltd.	283,000	5,830,727
Toyota Motor Corp.	171,300	6,478,115
Yamato Holdings Co. Ltd.	428,800	5,701,269
Yamato Kogyo Co. Ltd.	176,600	5,199,058
Zeon Corp.	1,790,100	6,990,574

		190,711,872

Luxembourg — 2.0%
ArcelorMittal	372,000	12,310,663
Millicom International Cellular SA(a)	95,500	5,372,830
SES SA	317,000	6,061,689

		23,745,182

Malaysia — 0.8%
AMMB Holdings Berhad	3,699,200	3,547,529
Bumiputra-Commerce Holdings Berhad	2,199,600	5,647,274

		9,194,803

Mexico — 0.4%
Fomento Economico Mexicano SAB de CV - ADR	164,800	5,313,152

Netherlands — 2.5%
ASML Holding NV	144,100	3,119,765
Corio NV	28,100	1,370,434
Heineken NV	161,000	6,000,242
Qiagen NV(a)	267,600	4,969,569
Royal Dutch Shell Plc - B Shares	529,000	13,317,784
Wereldhave NV	12,200	909,458

		29,687,252

New Zealand — 0.3%
Telecom Corp. of New Zealand Ltd.	1,924,600	3,378,355

Norway — 1.3%
Norsk Hydro ASA(a)	811,500	4,181,327
StatoilHydro ASA	221,500	4,375,328
Yara International ASA	248,600	6,998,868

		15,555,523

Papua New Guinea — 0.3%
Oil Search Ltd.	776,700	3,395,892

Peru — 0.5%
Cia de Minas Buenaventura SA - ADR	254,100	6,106,023

Philippines — 0.4%
Philippine Long Distance Telephone Co. - ADR	93,600	4,653,792

Russia — 0.3%
Vimpel-Communications - ADR(a)	268,300	3,157,891

Singapore — 2.4%
CapitaLand Ltd.	1,385,400	3,522,444
DBS Group Holdings Ltd.	806,000	6,534,362
Singapore Telecommunications Ltd.	2,857,600	5,895,643
United Overseas Bank Ltd.	622,300	6,279,498
Wilmar International Ltd.	1,922,100	6,629,615

		28,861,562

South Africa — 0.6%
Naspers Ltd. - N Shares	287,100	7,561,163

South Korea — 2.5%
GS Engineering & Construction Corp.	98,600	5,687,810
Hyundai Development Co.	168,100	5,291,458
Korean Air Lines Co. Ltd.(a)	78,500	2,181,802
LG Chem Ltd.	50,625	5,517,167
LG Electronics, Inc.	43,600	3,982,835
Samsung Electronics Co. Ltd.	14,800	6,842,996

		29,504,068

Spain — 1.8%
Banco Bilbao Vizcaya Argentaria SA	2	25
Banco Santander SA	279,200	3,375,025
Iberdrola Renovables SA(a)	818,700	3,753,371

JUNE 30, 2009	37

Schedule of Investments (continued)	International Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Spain (concluded)
Inditex SA	113,900	$5,481,688
Telefonica SA	371,200	8,429,832

		21,039,941

Sweden — 0.8%
Nordea Bank AB	663,700	5,274,672
Volvo AB - B Shares	655,600	4,060,491

		9,335,163

Switzerland — 4.7%
Alcon, Inc.	54,000	6,270,480
Nestle SA	384,500	14,518,123
Novartis AG	232,000	9,444,080
Roche Holding AG	89,500	12,194,574
Sonova Holding AG	65,700	5,349,763
Xstrata Plc	464,600	5,049,390
Zurich Financial Services AG	18,800	3,322,962

		56,149,372

Taiwan — 3.7%
ASUSTeK Computer, Inc.	3,559,691	4,601,729
AU Optronics Corp. - ADR	513,600	4,971,648
China Airlines Ltd.(a)	8,855,500	2,181,090
Chunghwa Telecom Co. Ltd. - ADR	294,500	5,839,935
GeoVision, Inc.	491,000	2,220,617
HTC Corp.	321,960	4,524,187
Mega Financial Holding Co. Ltd.	7,318,300	3,346,070
Polaris Securities Co. Ltd.	7,316,704	3,664,641
Quanta Computer, Inc.	6	10
Siliconware Precision Industries Co. - ADR	650,000	4,030,000
Taishin Financial Holdings Co. Ltd.	8	3
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	521,034	4,902,930
Yuanta Financial Holding Co. Ltd.(a)	5,465,500	3,653,468

		43,936,328

Thailand — 1.1%
Bangkok Bank Public Co. Ltd.	1,848,100	5,829,907
Banpu Public Co. Ltd.	337,400	3,327,277
Siam Commercial Bank Public Co. Ltd.	2,133,000	4,585,918

		13,743,102

United Kingdom — 13.0%
Aberdeen Asset Management Plc	619,400	1,264,648
ARM Holdings Plc	1,980,400	3,908,256
Aviva Plc	403,600	2,272,419
Barclays Plc	1,601,100	7,440,384
Bellway Plc	13,800	138,712
BG Group Plc	273,800	4,610,702
BP Plc	1,409,600	11,138,387
Britvic Plc	1,292,500	5,940,799
Cable & Wireless Plc	2,289,800	5,025,916
Dana Petroleum Plc(a)	167,900	3,876,271
De La Rue Plc	409,399	6,147,087
Domino’s Pizza UK & IRL Plc	1,393,400	4,726,158
GlaxoSmithKline Plc	640,500	11,313,343
Greene King Plc	791,780	5,047,689
Hays Plc	2,432,900	3,439,618
HSBC Holdings Plc	1,342,999	11,188,750
ICAP Plc	359,100	2,674,572
Imperial Tobacco Group Plc	306,550	7,978,737
Inchcape Plc	14,982,700	4,691,366
InterContinental Hotels Group Plc	327,504	3,371,347
Legal & General Group Plc	2,316,100	2,166,361
Next Plc	239,200	5,795,414
Persimmon Plc	658,300	3,799,218
Premier Oil Plc(a)	196,466	3,538,700
Prudential Plc	610,900	4,175,783
Rightmove Plc	679,000	3,934,679
Standard Chartered Plc	202,200	3,801,967
Tesco Plc	971,200	5,671,660
Unilever Plc	306,000	7,191,635
Vodafone Group Plc	2,005,200	3,899,991
Vodafone Group Plc - ADR	199,800	3,894,102

		154,064,671

Total Common Stocks — 90.1%		1,068,660,447

Warrant — 0.0%
Unione di Banche Italiane ScpA (issued/exercisable 5/18/09, 1 share for 20 warrants, expiring 6/30/11, strike price 12.30 EUR)(a)	261,800	20,200

Rights — 0.0%
Unione di Banche Italiane ScpA, Expiring 7/10/09(a)	261,800	17,886

Total Long-Term Investments (Cost — $1,007,895,491) — 90.1%		1,068,698,533

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund,
0.45%(c)(d)	115,032,833	115,032,833
BlackRock Liquidity Series, LLC Money Market
Series, 0.55%(c)(d)(e)	2,592,500	2,592,500

Total Short-Term Securities (Cost — $117,625,333) — 9.9%		117,625,333

Total Investments (Cost — $1,125,520,824*) — 100.0%		1,186,323,866
Other Assets in Excess of Liabilities — 0.0%		190,920

Net Assets — 100.0%		$1,186,514,786

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,132,608,411

Gross unrealized appreciation	$123,995,055
Gross unrealized depreciation	(70,279,600)

Net unrealized appreciation	$53,715,455

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

38	JUNE 30, 2009

Schedule of Investments (continued)	International Opportunities Portfolio

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	85,032,833	$516,740
BlackRock Liquidity Series, LLC Money Market Series	(9,218,600)	$31,473

(d)	Represents the current yield as of report date.

(e)	Security purchased with the cash proceeds from securities loans.

•	Foreign currency exchange contracts as of June 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	4,717,000	USD	4,345,063	Citibank, N.A.	7/01/09	$(3,799)
NZD	2,250,000	USD	875,880	Citibank, N.A.	7/01/09	(4,861)
SGD	3,767,000	USD	2,591,306	Citibank, N.A.	7/01/09	9,494
DKK	16,698,000	USD	3,159,738	Citibank, N.A.	7/02/09	(14,187)
HKD	645,000	USD	83,226	Citibank, N.A.	7/02/09	(1)
HKD	3,618,000	USD	466,837	Citibank, N.A.	7/02/09	(1)
JPY	154,749,000	USD	1,622,158	Citibank, N.A.	7/02/09	(15,795)
JPY	44,459,000	USD	461,432	Citibank, N.A.	7/02/09	72
NZD	2,250,000	USD	1,465,875	Citibank, N.A.	7/02/09	(14,177)
USD	392,784	EUR	280,000	Citibank, N.A.	7/02/09	(16)
USD	1,694,541	JPY	163,269,000	Citibank, N.A.	7/02/09	(264)
USD	3,876,657	CZK	72,657,000	Citibank, N.A.	7/15/09	(48,523)
USD	10,893,814	HKD	84,419,000	Citibank, N.A.	7/15/09	(326)
USD	1,774,268	HKD	13,748,500	Citibank, N.A.	7/15/09	46
AUD	4,044,000	USD	3,202,626	Citibank, N.A.	8/26/09	41,954
AUD	20,610,000	USD	16,274,068	Citibank, N.A.	8/26/09	261,735
AUD	24,155,000	USD	19,101,001	Citibank, N.A.	8/26/09	279,024
CAD	24,500,000	USD	22,123,494	UBS Securities, Inc.	8/26/09	(1,052,521)
CAD	9,703,000	USD	8,758,817	Citibank, N.A.	8/26/09	(413,852)
CAD	3,036,000	USD	2,688,117	Citibank, N.A.	8/26/09	(77,037)
CAD	3,234,000	USD	2,858,097	Deutsche Bank AG	8/26/09	(76,729)
CAD	8,232,000	USD	7,130,514	Deutsche Bank AG	8/26/09	(50,667)
CHF	36,745,000	USD	34,321,234	Barclays Bank, Plc	8/26/09	(479,328)
CHF	3,215,000	USD	2,958,250	Citibank, N.A.	8/26/09	2,744
EUR	48,905,000	USD	69,103,349	Citibank, N.A.	8/26/09	(499,984)
EUR	2,588,000	USD	3,639,186	Citibank, N.A.	8/26/09	(8,770)
EUR	280,000	USD	392,761	Citibank, N.A.	8/26/09	19
EUR	1,592,000	USD	2,220,382	Citibank, N.A.	8/26/09	12,858
EUR	3,320,000	USD	4,603,090	Deutsche Bank AG	8/26/09	54,167
GBP	2,291,000	USD	3,781,442	Barclays Bank, Plc	8/26/09	(12,501)
HKD	13,242,000	USD	1,709,402	Deutsche Bank AG	8/26/09	81
HKD	48,077,000	USD	6,205,914	Citibank, N.A.	8/26/09	612
JPY	163,269,000	USD	1,695,648	Citibank, N.A.	8/26/09	279
JPY	589,947,000	USD	6,120,360	Citibank, N.A.	8/26/09	7,607
NOK	59,384,000	USD	9,260,969	Citibank, N.A.	8/26/09	(39,506)
NOK	25,807,000	USD	3,986,869	Citibank, N.A.	8/26/09	20,579
SEK	110,905,000	USD	14,061,621	Deutsche Bank AG	8/26/09	312,427
SGD	2,818,000	USD	1,932,706	Citibank, N.A.	8/26/09	12,036
USD	1,943,077	AUD	2,474,000	Deutsche Bank AG	8/26/09	(41,861)
USD	182,982	CAD	211,000	Citibank, N.A.	8/26/09	1,513
USD	1,160,142	CAD	1,336,000	Citibank, N.A.	8/26/09	11,129
USD	22,936,401	CAD	25,400,000	Citibank, N.A.	8/26/09	1,091,392
USD	11,395,676	CHF	12,392,000	Citibank, N.A.	8/26/09	(17,275)
USD	4,348,147	CHF	4,717,000	Citibank, N.A.	8/26/09	3,820
USD	8,806,254	CHF	9,540,000	Barclays Bank, Plc	8/26/09	19,976
USD	3,156,546	DKK	16,698,000	Citibank, N.A.	8/26/09	13,930
USD	5,053,419	DKK	26,692,000	Barclays Bank, Plc	8/26/09	29,903
USD	5,947,878	GBP	3,677,000	Citibank, N.A.	8/26/09	(101,182)
USD	10,598,238	GBP	6,451,000	Citibank, N.A.	8/26/09	(14,351)
USD	6,045,220	HKD	46,823,000	Citibank, N.A.	8/26/09	580
USD	17,395,227	HKD	134,734,000	Citibank, N.A.	8/26/09	1,669
USD	16,558,421	NOK	106,192,000	Royal Bank of Scotland	8/26/09	68,364
USD	12,829,556	SGD	18,735,000	Deutsche Bank AG	8/26/09	(99,739)
USD	3,290,222	SGD	4,785,000	Citibank, N.A.	8/26/09	(11,975)
USD	2,590,234	SGD	3,767,000	Citibank, N.A.	8/26/09	(9,427)

Total						$(850,645)

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

JUNE 30, 2009	39

Schedule of Investments (concluded)	International Opportunities Portfolio

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Common Stocks:
Australia	—	$17,222,691	—	$17,222,691
Austria	—	3,120,372	—	3,120,372
Belgium	—	11,725,865	—	11,725,865
Bermuda	—	10,615,671	—	10,615,671
Brazil	$16,304,104	—	—	16,304,104
Canada	73,868,687	—	—	73,868,687
China.	8,289,956	31,879,158	—	40,169,114
Czech Republic	—	4,313,205	—	4,313,205
Denmark	—	15,717,248	—	15,717,248
Finland	3,554,604	8,180,899	—	11,735,503
France	—	49,856,111	—	49,856,111
Germany	—	37,511,446	—	37,511,446
Hong Kong	3,383,325	58,333,650	—	61,716,975
India	4,803,140	11,448,494	—	16,251,634
Indonesia	—	6,100,575	—	6,100,575
Ireland.	—	3,002,688	—	3,002,688
Israel	6,843,458	—	—	6,843,458
Italy	—	23,489,993	—	23,489,993
Japan.	—	190,711,872	—	190,711,872
Luxembourg	5,372,830	18,372,352	—	23,745,182
Malaysia	—	9,194,803	—	9,194,803
Mexico	5,313,152	—	—	5,313,152
Netherlands	3,119,765	26,567,488	—	29,687,253
New Zealand	—	3,378,355	—	3,378,355
Norway	—	15,555,523	—	15,555,523
Papua New Guinea	—	3,395,892	—	3,395,892
Peru	6,106,023	—	—	6,106,023
Philippines	4,653,792	—	—	4,653,792
Russia	3,157,891	—	—	3,157,891
Singapore	—	28,861,562	—	28,861,562
South Africa	—	7,561,163	—	7,561,163
South Korea	—	29,504,068	—	29,504,068
Spain.	—	21,039,941	—	21,039,941
Sweden	—	9,335,163	—	9,335,163
Switzerland	6,270,480	49,878,892	—	56,149,372
Taiwan	19,744,513	24,191,815	—	43,936,328
Thailand	4,585,918	9,157,184	—	13,743,102
United Kingdom	3,894,102	150,170,568	—	154,064,670
Rights	17,886	—	—	17,886
Short-Term Securities	117,625,333	—	—	117,625,333
Warrants	20,200	—	—	20,200
Other Financial Instruments[1] :
Assets:	—	2,258,010	—	2,258,010
Liabilities:	—	(3,108,655)	—	(3,108,655)

Total	$296,929,159	$888,544,062	—	$1,185,473,221

[1]	Other financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument.

40	JUNE 30, 2009

Schedule of Investments June 30, 2009 (Unaudited)	Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 0.1%
DigitalGlobe, Inc.(a)	5,500	$105,600

Biotechnology — 1.0%
Amgen, Inc.(a)	9,900	524,106
Vertex Pharmaceuticals, Inc.(a)	19,300	687,852

		1,211,958

Communications Equipment — 12.8%
Anaren, Inc.(a)	15,600	275,808
Brocade Communications Systems, Inc.(a)	96,200	752,284
Ciena Corp.(a)(b)	49,200	509,220
Cisco Systems, Inc.(a)	145,200	2,706,528
F5 Networks, Inc.(a)	21,700	750,603
Juniper Networks, Inc.(a)	51,100	1,205,960
Motorola, Inc.	109,800	727,974
Nokia Oyj - ADR	60,400	880,632
Polycom, Inc.(a)	28,500	577,695
QUALCOMM, Inc.	92,400	4,176,480
Research In Motion Ltd.(a)	19,100	1,357,055
Riverbed Technology, Inc.(a)	14,400	333,936
Starent Networks Corp.(a)	14,100	344,181
Tellabs, Inc.(a)	73,600	421,728

		15,020,084

Computers & Peripherals — 15.8%
Apple, Inc.(a)	41,500	5,910,845
ASUSTeK Computer, Inc.	158,351	205,600
EMC Corp.(a)	133,500	1,748,850
Hewlett-Packard Co.	76,200	2,945,130
HTC Corp.	31,210	441,373
International Business Machines Corp.	39,200	4,093,264
NetApp, Inc.(a)	36,000	709,920
QLogic Corp.(a)	23,300	295,444
SanDisk Corp.(a)	38,200	561,158
Seagate Technology	66,800	698,728
Teradata Corp.(a)	17,800	417,054
Western Digital Corp.(a)	21,300	564,450

		18,591,816

Diversified Financial Services — 0.4%
IntercontinentalExchange, Inc.(a)	4,600	525,504

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	22,700	563,868
Portugal Telecom SGPS SA	63,000	616,098
Verizon Communications, Inc.	18,800	577,724
Vimpel-Communications - ADR(a)	65,600	772,112

		2,529,802

Electronic Equipment, Instruments & Components — 4.6%
Agilent Technologies, Inc.(a)	37,200	755,532
Amphenol Corp. - Class A	27,800	879,592
Arrow Electronics, Inc.(a)	19,500	414,180
AU Optronics Corp. - ADR	64,100	620,488
Celestica, Inc.(a)	51,500	351,230
Corning, Inc.	59,100	949,146
Nidec Corp.	10,900	661,909
TTM Technologies, Inc.(a)	47,300	376,508
Vishay Intertechnology, Inc.(a)	50,200	340,858

		5,349,443

Food & Staples Retailing — 0.8%
CVS Caremark Corp.	30,000	956,100

Health Care Equipment & Supplies — 2.6%
Alcon, Inc.	7,700	894,124
Boston Scientific Corp.(a)	60,400	612,456
Covidien Plc	6,700	250,848
Medtronic, Inc.	36,000	1,256,040

		3,013,468

Internet & Catalog Retail — 0.9%
priceline.com, Inc.(a)(b)	9,000	1,003,950

Internet Software & Services — 8.6%
Akamai Technologies, Inc.(a)	33,400	640,612
Baidu, Inc. - ADR(a)	1,600	481,744
Digital River, Inc.(a)	20,000	726,400
eBay, Inc.(a)	78,400	1,342,992
Google, Inc. - Class A(a)	5,400	2,276,586
LogMeIn, Inc.(a)	2,600	41,600
NetEase.com, Inc. - ADR(a)	14,700	517,146
Open Text Corp.(a)	17,700	644,634
Sina Corp.(a)	18,200	536,536
VeriSign, Inc.(a)	63,800	1,179,024
Yahoo!, Inc.(a)	112,300	1,758,618

		10,145,892

IT Services — 1.2%
Automatic Data Processing, Inc.	26,100	924,984
The Western Union Co.	26,700	437,880

		1,362,864

Office Electronics — 1.0%
Canon, Inc.	19,100	626,522
Konica Minolta Holdings, Inc.	53,200	556,658

		1,183,180

Pharmaceuticals — 0.8%
Wyeth	20,100	912,339

Semiconductors & Semiconductor Equipment — 21.6%
Advanced Semiconductor Engineering, Inc.	500,100	288,841
Altera Corp.	42,800	696,784
Analog Devices, Inc.	38,200	946,596
Applied Materials, Inc.	223,100	2,447,407
ARM Holdings Plc	248,900	490,364
ASM Pacific Technology Ltd.	103,100	530,130
ASML Holding NV	40,600	878,990
Atheros Communications, Inc.(a)	28,000	538,720
ATMI, Inc.(a)	24,700	383,591
Broadcom Corp. - Class A(a)	82,800	2,052,612
Cavium Networks, Inc.(a)	29,100	489,171
Disco Corp.	11,100	472,414
Intel Corp.	161,800	2,677,790
KLA-Tencor Corp.	47,800	1,206,950
Lam Research Corp.(a)	46,800	1,216,800
Marvell Technology Group Ltd.(a)	124,300	1,446,852
Micron Technology, Inc.(a)	104,700	529,782
Netlogic Microsystems, Inc.(a)(b)	32,800	1,195,888
Novellus Systems, Inc.(a)	40,900	683,030
NVIDIA Corp.(a)	39,700	448,213
PMC-Sierra, Inc.(a)	81,100	645,556
Samsung Electronics Co. Ltd.	1,200	557,636
Siliconware Precision Industries Co. - ADR	67,100	416,020
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	59,035	555,519
Teradyne, Inc.(a)	84,700	581,042

JUNE 30, 2009	41

Schedule of Investments (continued)	Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment (concluded)
Texas Instruments, Inc.	109,900	$2,340,870
Xilinx, Inc.	29,000	593,340
		25,310,908
Software — 21.0%
Adobe Systems, Inc.(a)	53,600	1,516,880
ArcSight, Inc.(a)	17,600	312,752
Ariba, Inc.(a)	69,100	679,944
AsiaInfo Holdings, Inc.(a)	20,300	349,363
Autodesk, Inc.(a)	25,900	491,582
BMC Software, Inc.(a)	33,400	1,128,586
CA, Inc.	46,100	803,523
Changyou.com Ltd. - ADR(a)	11,300	434,711
Check Point Software Technologies(a)	38,600	905,942
Citrix Systems, Inc.(a)	43,100	1,374,459
Electronic Arts, Inc.(a)	27,500	597,300
Intuit, Inc.(a)	21,000	591,360
Longtop Financial Technologies Ltd.(a)	12,600	309,456
McAfee, Inc.(a)	55,800	2,354,202
Microsoft Corp.	138,700	3,296,899
Nintendo Co. Ltd.	1,400	387,004
Oracle Corp.	134,200	2,874,564
Perfect World Co. Ltd - ADR(a)	20,400	583,440
Progress Software Corp.(a)	32,700	692,259
Red Hat, Inc.(a)	28,600	575,718
SAP AG - ADR	14,100	566,679
Shanda Interactive Entertainment Ltd. - ADR(a)(b)	6,800	355,572
Sybase, Inc.(a)	44,700	1,400,898
Symantec Corp.(a)	98,900	1,538,884
Synopsys, Inc.(a)	26,900	524,819
		24,646,796
Wireless Telecommunication Services — 1.1%
American Tower Corp. - Class A(a)	18,400	580,152
Bharti Airtel Ltd.(a)	8,800	147,352
Millicom International Cellular SA(a)	9,800	551,348
		1,278,852
Total Long-Term Investments (Cost — $116,058,869) — 96.4%		113,148,556

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund,
0.45%(c)(d)	5,003,162	5,003,162
BlackRock Liquidity Series, LLC Money Market Series,
0.55%(c)(d)(e)	2,579,500	2,579,500
Total Short-Term Securities (Cost — $7,582,662) — 6.5%		7,582,662

Total Investments (Cost — $123,641,531*) — 102.9%		120,731,218
Liabilities in Excess of Other Assets — (2.9)%		(3,356,914)
Net Assets — 100.0%		$117,374,304

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$125,247,553

Gross unrealized appreciation	$8,736,419
Gross unrealized depreciation	(13,252,754)

Net unrealized depreciation	$(4,516,335)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	5,003,162	$11,238
BlackRock Liquidity Series, LLC Money Market Series	2,175,000	$8,068

(d)	Represents the current yield as of report date.

(e)	Security purchased with the cash proceeds from securities loans.

•	Foreign currency exchange contracts as of June 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	309,000	USD	434,423	Citibank, N.A.	7/01/09	$(940)
EUR	57,000	USD	80,216	Citibank, N.A.	7/02/09	(253)
EUR	58,000	USD	81,420	Citibank, N.A.	7/02/09	(55)
HKD	1,307,000	USD	168,720	Deutsche Bank AG	8/26/09	8
HKD	2,077,000	USD	268,105	Citibank, N.A.	8/26/09	26
USD	434,366	EUR	309,000	Citibank, N.A.	8/26/09	905
USD	399,545	GBP	247,000	Citibank, N.A.	8/26/09	(6,797)
USD	516,432	HKD	4,000,000	Citibank, N.A.	8/26/09	50
USD	1,952,686	JPY	191,569,000	Citibank, N.A.	8/26/09	(37,203)
USD	61,959	JPY	5,936,000	Deutsche Bank AG	8/26/09	300

Total						$(43,959)

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

42	JUNE 30, 2009

Schedule of Investments (concluded)	Science & Technology Opportunities Portfolio

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Common Stocks:
Aerospace & Defense	$105,600	—	—	$105,600
Biotechnology	1,211,958	—	—	1,211,958
Communications Equipment	15,020,084	—	—	15,020,084
Computers & Peripherals	17,944,843	$646,973	—	18,591,816
Diversified Financial Services	525,504	—	—	525,504
Diversified Telecommunication Services	1,913,704	616,098	—	2,529,802
Electronic Equipment, Instruments & Components	4,687,534	661,909	—	5,349,443
Food & Staples Retailing	956,100	—	—	956,100
Health Care Equipment &
Supplies	3,013,468	—	—	3,013,468
Internet & Catalog Retail	1,003,950	—	—	1,003,950
Internet Software & Services	10,145,892	—	—	10,145,892
IT Services	1,362,864	—	—	1,362,864
Office Electronics	—	1,183,180	—	1,183,180
Pharmaceuticals	912,339	—	—	912,339
Semiconductors & Semiconductor Equipment	22,971,523	2,339,385	—	25,310,908
Software	24,259,792	387,004	—	24,646,796
Wireless Telecommunication Services	1,131,500	147,352	—	1,278,852
Short-Term Securities	7,582,662	—	—	7,582,662
Other Financial Instruments[1] :
Assets:	—	1,289	—	1,289
Liabilities:	—	(45,248)	—	(45,248)

Total	$114,749,317	$5,937,942	—	$120,687,259

[1]	Other financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument.

JUNE 30, 2009	43

Schedule of Investments June 30, 2009 (Unaudited)	U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 1.3%
Alliant Techsystems, Inc.(a)(b)	146,300	$12,049,268
Curtiss-Wright Corp.	250,800	7,456,284
DigitalGlobe, Inc.(a)	83,600	1,605,120
		21,110,672
Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings, Inc.(a)	214,200	4,967,298
Auto Components — 1.0%
The Goodyear Tire & Rubber Co.(a)	951,100	10,709,386
Tenneco, Inc.(a)	543,500	5,761,100
		16,470,486
Automobiles — 0.3%
Ford Motor Co.(a)	715,900	4,345,513
Biotechnology — 1.5%
Celera Corp.(a)	94,100	717,983
Dendreon Corp. (a)(b)	172,400	4,284,140
Vertex Pharmaceuticals, Inc.(a)(b)	543,500	19,370,340
		24,372,463
Capital Markets — 3.0%
Ameriprise Financial, Inc.	219,500	5,327,265
Greenhill & Co., Inc.(b)	100,000	7,221,000
Invesco Ltd.	188,100	3,351,942
Knight Capital Group, Inc. - Class A(a)	468,300	7,984,515
State Street Corp.	120,200	5,673,440
Stifel Financial Corp.(a)	173,600	8,348,424
TD Ameritrade Holding Corp.(a)	440,300	7,722,862
Waddell & Reed Financial, Inc. - Class A	62,700	1,653,399
		47,282,847
Chemicals — 2.9%
Airgas, Inc.	501,700	20,333,901
Celanese Corp. - Series A	407,600	9,680,500
The Dow Chemical Co.	402,400	6,494,736
Solutia, Inc.(a)	1,599,000	9,210,240
		45,719,377
Commercial Banks — 2.6%
City National Corp.(b)	83,600	3,078,988
Comerica, Inc.	193,300	4,088,295
First Horizon National Corp.(a)(b)	341,634	4,099,608
Iberiabank Corp.	145,400	5,730,214
Investors Bancorp, Inc.(a)	324,000	2,967,840
KeyCorp	282,200	1,478,728
Signature Bank(a)	219,500	5,952,840
SunTrust Banks, Inc.	271,700	4,469,465
TCF Financial Corp.(b)	506,900	6,777,253
Texas Capital Bancshares, Inc.(a)	214,200	3,313,674
		41,956,905
Commercial Services & Supplies — 0.8%
The GEO Group, Inc.(a)	391,900	7,281,502
Iron Mountain, Inc.(a)	214,200	6,158,250
		13,439,752
Communications Equipment — 3.0%
Brocade Communications Systems, Inc.(a)	893,600	6,987,952
Ciena Corp.(a)(b)	627,100	6,490,485
F5 Networks, Inc.(a)	156,800	5,423,712
Juniper Networks, Inc.(a)	344,900	8,139,640
Starent Networks Corp.(a)(b)	188,100	4,591,521
Tekelec(a)	627,100	10,554,093
Tellabs, Inc.(a)	1,034,700	5,928,831
		48,116,234
Computers & Peripherals — 0.9%
Western Digital Corp.(a)	512,100	13,570,650
Construction & Engineering — 0.9%
Granite Construction, Inc.	188,100	6,259,968
Jacobs Engineering Group, Inc.(a)	193,300	8,135,997
		14,395,965
Containers & Packaging — 0.7%
Crown Holdings, Inc.(a)	465,100	11,227,514
Diversified Consumer Services — 0.7%
Apollo Group, Inc. - Class A(a)	83,600	5,945,632
ITT Educational Services, Inc.(a)	57,500	5,787,950
		11,733,582
Diversified Financial Services — 0.4%
IntercontinentalExchange, Inc.(a)	57,500	6,568,800
Diversified Telecommunication Services — 0.4%
NTELOS Holdings Corp.	308,300	5,678,886
Electric Utilities — 2.4%
DPL, Inc.	674,100	15,618,897
Northeast Utilities	303,100	6,762,161
NV Energy, Inc.	679,300	7,329,647
Portland General Electric Co.	412,800	8,041,344
		37,752,049
Electrical Equipment — 0.4%
Thomas & Betts Corp.(a)	219,500	6,328,185
Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp. - Class A	297,900	9,425,556
Avnet, Inc.(a)	334,400	7,032,432
Plexus Corp.(a)	308,300	6,307,818
SYNNEX Corp.(a)(b)	203,800	5,092,962
		27,858,768
Energy Equipment & Services — 2.5%
Atwood Oceanics, Inc.(a)	240,400	5,988,364
BJ Services Co.	324,000	4,416,120
Helmerich & Payne, Inc.	261,300	8,066,331
Nabors Industries Ltd.(a)	282,200	4,396,676
Patterson-UTI Energy, Inc.	355,300	4,569,158
Smith International, Inc.	245,600	6,324,200
Weatherford International Ltd.(a)	297,900	5,826,924
		39,587,773
Food & Staples Retailing — 0.5%
SUPERVALU, Inc.	590,500	7,646,975
Food Products — 2.8%
Bunge Ltd.(b)	135,900	8,187,975
Flowers Foods, Inc.	350,100	7,646,184
The J.M. Smucker Co.	193,300	9,405,978
Ralcorp Holdings, Inc.(a)	125,400	7,639,368
Smithfield Foods, Inc.(a)(b)	444,200	6,205,474
TreeHouse Foods, Inc.(a)(b)	193,300	5,561,241
		44,646,220

44	JUNE 30, 2009

Schedule of Investments (continued)	U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Gas Utilities — 0.4%
AGL Resources, Inc.	203,800	$6,480,840

Health Care Equipment & Supplies — 2.3%
Beckman Coulter, Inc.	151,500	8,656,710
C.R. Bard, Inc.	109,700	8,167,165
The Cooper Cos., Inc.	318,800	7,883,924
DENTSPLY International, Inc.	151,500	4,623,780
Hill-Rom Holdings, Inc.	104,500	1,694,990
Intuitive Surgical, Inc.(a)(b)	15,700	2,569,462
Zimmer Holdings, Inc.(a)	88,800	3,782,880
		37,378,911
Health Care Providers & Services — 3.3%
Coventry Health Care, Inc.(a)	344,900	6,453,079
DaVita, Inc.(a)	376,200	18,606,852
Express Scripts, Inc.(a)	209,000	14,368,750
Henry Schein, Inc.(a)	177,700	8,520,715
VCA Antech, Inc.(a)(b)	162,000	4,325,400
		52,274,796
Health Care Technology — 0.8%
Allscripts-Misys Healthcare Solutions, Inc.(b)	348,900	5,533,554
Cerner Corp.(a)(b)	125,400	7,811,166
		13,344,720
Hotels, Restaurants & Leisure — 1.2%
Burger King Holdings, Inc.	397,100	6,857,917
Las Vegas Sands Corp.(a)(b)	736,800	5,791,248
Life Time Fitness, Inc.(a)(b)	287,400	5,750,874
		18,400,039
Household Durables — 1.6%
Fortune Brands, Inc.	235,200	8,170,848
Jarden Corp.(a)(b)	621,800	11,658,750
Whirlpool Corp.(b)	130,600	5,558,336
		25,387,934
Household Products — 0.4%
Energizer Holdings, Inc.(a)	109,700	5,730,728
Independent Power Producers & Energy Traders — 0.5%
Calpine Corp.(a)	768,200	8,565,430
Insurance — 3.9%
Allied World Assurance Co. Holdings Ltd.	109,700	4,479,051
Assurant, Inc.	261,300	6,294,717
AXIS Capital Holdings Ltd.	198,600	5,199,348
Cincinnati Financial Corp.	156,800	3,504,480
Everest Re Group Ltd.	47,000	3,363,790
The Hanover Insurance Group, Inc.	193,300	7,366,663
IPC Holdings Ltd.	146,300	3,999,842
Lincoln National Corp.	123,500	2,125,435
Principal Financial Group, Inc.	182,900	3,445,836
ProAssurance Corp.(a)	94,100	4,348,361
Prudential Financial, Inc.	78,400	2,918,048
RenaissanceRe Holdings Ltd.	94,100	4,379,414
Unum Group	188,100	2,983,266
W.R. Berkley Corp.	193,300	4,150,151
XL Capital Ltd. - Class A	376,200	4,311,252
		62,869,654
Internet & Catalog Retail — 0.8%
priceline.com, Inc.(a)(b)	115,000	12,828,250
Internet Software & Services — 1.6%
Akamai Technologies, Inc.(a)	308,300	5,913,194
Digital River, Inc.(a)	277,000	10,060,640
LogMeIn, Inc.(a)	35,300	564,800
VeriSign, Inc.(a)	475,500	8,787,240
		25,325,874
IT Services — 0.5%
Global Payments, Inc.	224,700	8,417,262
Life Sciences Tools & Services — 1.5%
Life Technologies Corp.(a)	62,700	2,615,844
Millipore Corp.(a)	83,600	5,869,556
PerkinElmer, Inc.	167,200	2,909,280
QIAGEN NV(a)(b)	658,400	12,239,656
		23,634,336
Machinery — 3.4%
Cummins, Inc.	188,100	6,623,001
Gardner Denver, Inc.(a)	339,700	8,550,249
Ingersoll-Rand Co. Ltd. - Class A(a)	332,500	6,949,250
PACCAR, Inc.	277,000	9,005,270
SPX Corp.	156,800	7,678,496
Timken Co.	449,400	7,675,752
Wabtec Corp.	245,600	7,900,952
		54,382,970
Media — 1.8%
CBS Corp. - Class B	846,500	5,857,780
Liberty Media Corp. - Entertainment - Series A(a)	449,400	12,021,450
Lions Gate Entertainment Corp.(a)	689,800	3,862,880
Marvel Entertainment, Inc.(a)	214,200	7,623,378
		29,365,488
Metals & Mining — 2.6%
AK Steel Holding Corp.	438,900	8,422,491
Nucor Corp.	203,800	9,054,834
Royal Gold, Inc.(b)	146,300	6,100,710
Schnitzer Steel Industries, Inc. - Class A	52,300	2,764,578
Steel Dynamics, Inc.	972,000	14,317,560
		40,660,173
Multiline Retail — 1.3%
Family Dollar Stores, Inc.	266,500	7,541,950
Macy’s, Inc.	543,500	6,391,560
Nordstrom, Inc.(b)	324,000	6,444,360
		20,377,870
Multi-Utilities — 1.5%
CMS Energy Corp.	600,900	7,258,872
NSTAR	203,800	6,544,018
Wisconsin Energy Corp.	141,100	5,744,181
Xcel Energy, Inc.	250,800	4,617,228
		24,164,299
Oil, Gas & Consumable Fuels — 3.2%
Arena Resources, Inc.(a)	141,100	4,494,035
Cabot Oil & Gas Corp.	198,600	6,085,104
Concho Resources, Inc.(a)	214,200	6,145,398
CONSOL Energy, Inc.	115,000	3,905,400
Continental Resources, Inc.(a)(b)	162,000	4,495,500
Denbury Resources, Inc.(a)	297,900	4,388,067
Peabody Energy Corp.	146,300	4,412,408
PetroHawk Energy Corp.(a)	193,300	4,310,590
Range Resources Corp.	141,100	5,842,951

JUNE 30, 2009	45

Schedule of Investments (continued)	U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels (concluded)
Southwestern Energy Co.(a)	188,100	$7,307,685
		51,387,138
Paper & Forest Products — 0.7%
International Paper Co.	715,900	10,831,567
Personal Products — 0.5%
Herbalife Ltd.	271,700	8,569,418
Professional Services — 2.0%
The Dun & Bradstreet Corp.	135,900	11,036,439
Manpower, Inc.	135,100	5,720,134
Robert Half International, Inc.	536,100	12,662,682
Watson Wyatt Worldwide, Inc. - Class A	83,635	3,138,822
		32,558,077
Real Estate Investment Trusts — 2.5%
AMB Property Corp.	177,700	3,342,537
AvalonBay Communities, Inc.(b)	55,860	3,124,808
Boston Properties, Inc.	83,600	3,987,720
Health Care REIT, Inc.	109,700	3,740,770
LaSalle Hotel Properties	459,900	5,675,166
Rayonier, Inc.	188,100	6,837,435
SL Green Realty Corp.(b)	146,300	3,356,122
Taubman Centers, Inc.(b)	224,700	6,035,442
Washington Real Estate Investment Trust	141,100	3,156,407
		39,256,407
Road & Rail — 2.4%
CSX Corp.	261,300	9,048,819
Heartland Express, Inc.	496,400	7,307,008
Kansas City Southern(a)	349,900	5,636,889
Knight Transportation, Inc.(b)	412,800	6,831,840
Werner Enterprises, Inc.	527,800	9,563,736
		38,388,292
Semiconductors & Semiconductor Equipment — 4.1%
Altera Corp.	449,400	7,316,232
Analog Devices, Inc.	245,600	6,085,968
Cavium Networks, Inc.(a)	135,900	2,284,479
Hittite Microwave Corp.(a)	203,800	7,082,050
Netlogic Microsystems, Inc.(a)(b)	308,300	11,240,618
Novellus Systems, Inc.(a)	585,300	9,774,510
NVIDIA Corp.(a)	574,800	6,489,492
PMC-Sierra, Inc.(a)	956,300	7,612,148
Teradyne, Inc.(a)	1,118,300	7,671,538
		65,557,035
Software — 5.4%
Advent Software, Inc.(a)	141,100	4,626,669
Ariba, Inc.(a)	742,000	7,301,280
BMC Software, Inc.(a)	203,800	6,886,402
Citrix Systems, Inc.(a)	360,600	11,499,534
Macrovision Solutions Corp.(a)	256,100	5,585,541
McAfee, Inc.(a)	313,500	13,226,565
Red Hat, Inc.(a)	230,800	4,646,004
Solera Holdings, Inc.(a)	292,600	7,432,040
Sybase, Inc.(a)	407,600	12,774,184
Symantec Corp.(a)	391,900	6,097,964
TIBCO Software, Inc.(a)	748,700	5,368,179
		85,444,362
Specialty Retail — 4.6%
American Eagle Outfitters, Inc.	684,600	9,700,782
Chico’s FAS, Inc.(a)	751,500	7,312,095
Dick’s Sporting Goods, Inc.(a)	569,600	9,797,120
Group 1 Automotive, Inc.	271,700	7,069,634
Guess?, Inc.	313,500	8,082,030
J. Crew Group, Inc.(a)(b)	224,700	6,071,394
Penske Auto Group, Inc.(b)	344,900	5,739,136
Ross Stores, Inc.	235,200	9,078,720
Urban Outfitters, Inc.(a)	486,000	10,142,820
		72,993,731
Textiles, Apparel & Luxury Goods — 2.0%
Deckers Outdoor Corp.(a)	135,900	9,549,693
Iconix Brand Group, Inc.(a)	715,934	11,011,065
VF Corp.	198,600	10,992,510
		31,553,268
Thrifts & Mortgage Finance — 1.7%
Brookline Bancorp, Inc.	229,900	2,142,668
Capitol Federal Financial	135,900	5,209,047
First Niagara Financial Group, Inc.	412,800	4,714,176
Hudson City Bancorp, Inc.	517,300	6,874,917
People’s United Financial, Inc.	496,400	7,465,856
		26,406,664
Tobacco — 0.6%
Lorillard, Inc.	146,300	9,914,751
Water Utilities — 0.3%
American States Water Co.	115,000	3,983,600
Wireless Telecommunication Services — 0.9%
American Tower Corp. - Class A(a)	182,900	5,766,837
SBA Communications Corp. - Class A(a)(b)	344,900	8,463,846
		14,230,683
Total Long-Term Investments (Cost — $1,327,288,347) — 91.4%		1,455,441,481

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund,
0.45%(c)(d)	129,248,189	129,248,189
BlackRock Liquidity Series, LLC Money Market Series,
0.55%(c)(d)(e)	163,215,150	163,215,150
Total Short-Term Securities (Cost — $292,463,339) — 18.3%		292,463,339
Total Investments (Cost — $1,619,751,686*) — 109.7%		1,747,904,820
Liabilities in Excess of Other Assets — (9.7)%		(155,191,533)
Net Assets — 100.0%		$1,592,713,287

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,621,088,038

Gross unrealized appreciation	$163,271,697
Gross unrealized depreciation	(36,454,915)

Net unrealized appreciation	$126,816,782

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

46	JUNE 30, 2009

Schedule of Investments (concluded)	U.S. Opportunities Portfolio

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	99,248,189	$796,405
BlackRock Liquidity Series, LLC Money Market Series	83,853,650	$827,438

(d)	Represents the current yield as of report date.

(e)	Security purchased with the cash proceeds from securities loans.

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation
2,056	Russell ICE MINI	September 2009	$104,280,320	$847,154

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments[1] :

	Assets	Assets
Level 1:
Long-Term Investments[2]	$1,455,441,481	$—
Short-Term Securities	292,463,339	847,154

Total Level 1	1,747,904,820	847,154

Level 2	—	—
Level 3	—	—

Total	$1,747,904,820	$847,154

[1]	Other financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

[2]	See above Schedule of Investments for values in each industry.

JUNE 30, 2009	47

Schedule of Investments June 30, 2009 (Unaudited)
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset Backed Securities
American Express Issuance Trust, Series 08-2, Class A,
4.02%, 2/15/10	$1,420	$1,441,513
Amortizing Residential Collateral Trust, Series 02-BC5, Class M2,
2.11%, 7/25/32(a)	22	4,506
Carrington Mortgage Loan Trust, Series 06-NC4, Class A1,
0.36%, 10/25/36(a)	235	220,089
Centex Home Equity Loan Trust, Series 02-A, Class MF2,
6.54%, 1/25/32(a)	185	20,337
Centex Home Equity Loan Trust, Series 03-B, Class M3,
3.41%, 6/25/33(a)	137	7,730
Conseco Financial Corp., Series 96-6, Class A6,
7.95%, 9/15/27	294	282,044
Conseco Financial Corp., Series 96-7, Class A6,
7.65%, 10/15/27(a)	133	128,971
Countrywide Asset-Backed Certificates, Series 02-2, Class M2,
2.04%, 12/25/31(a)	2	1,126
Countrywide Asset-Backed Certificates, Series 03-2, Class M2,
2.79%, 3/26/33(a)	123	30,687
Countrywide Asset-Backed Certificates, Series 03-3, Class M6,
3.21%, 7/25/32(a)	3	346
Countrywide Asset-Backed Certificates, Series 03-BCI, Class M2,
3.31%, 9/25/32(a)	35	3,101
Countrywide Asset-Backed Certificates, Series 06-18, Class 2A1,
0.36%, 7/25/36(a)	227	223,514
Credit-Based Asset Servicing and Securitization, Series 04-CB4, Class M1,
5.77%, 5/25/35(b)	157	106,697
General Electric Business Loan Trust, Series 03-1, Class A,
0.75%, 4/15/31(a)(c)	132	80,457
General Electric Business Loan Trust, Series 03-1, Class B,
1.62%, 4/15/31(a)(c)	88	11,451
General Electric Business Loan Trust, Series 03-2A, Class B,
1.32%, 11/15/31(a)(c)	571	384,372
General Electric Business Loan Trust, Series 04-1, Class B,
1.02%, 5/15/32(a)(c)	136	50,469
Harley-Davidson Motorcycle Trust, Series 05-2, Class A2,
4.07%, 2/15/12	416	421,587
Home Equity Asset Trust, Series 07-2, Class 2A1,
0.42%, 7/25/37(a)	256	226,840
Lehman XS Trust, Series 05-5N, Class 3A2,
0.67%, 11/25/35(a)	544	147,278
Long Beach Mortgage Loan Trust, Series 03-4, Class M5A,
6.31%, 8/25/33(a)	45	4,920
Long Beach Mortgage Loan Trust, Series 04-1, Class M5,
1.41%, 2/25/34(a)	102	34,419
Massachusetts RRB Special Purpose Trust, Series 01-1, Class A,
6.53%, 6/01/15	638	686,600
Nissan Auto Receivables Owner Trust, Series 09-A, Class A2,
2.94%, 7/15/11	1,060	1,066,786
Option One Mortgage Loan Trust, Series 02-6, Class M1,
1.44%, 11/25/32(a)	17	7,445
Option One Mortgage Loan Trust, Series 02-6, Class M2,
2.86%, 11/25/32(a)	40	6,997
Option One Mortgage Loan Trust, Series 03-4, Class A2,
0.63%, 7/25/33(a)	80	47,971
Option One Mortgage Loan Trust, Series 03-4, Class M5A,
4.06%, 7/25/33(a)	30	2,674
Option One Mortgage Loan Trust, Series 03-5, Class M4,
3.21%, 8/25/33(a)	32	2,965
Residential Asset Mortgage Products, Inc., Series 03-RZ2, Class M3,
5.50%, 4/25/33(b)	62	11,595
Residential Asset Securities Corp., Series 02-KS4, Class AIIB,
0.81%, 7/25/32(a)	36	13,612
Structured Asset Investment Loan Trust, Series 03-BC3, Class M2,
3.24%, 4/25/33(a)	11	1,756
Student Loan Marketing Assoc. Student Loan Trust, Series 05-4, Class A2,
1.17%, 4/26/21(a)	475	466,211
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
2.19%, 10/25/16(a)	1,720	1,685,430
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A3,
2.39%, 1/25/18(a)	440	430,149
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A4,
2.79%, 7/25/23(a)	1,170	1,173,199

Total Asset Backed Securities — 2.0%		9,435,844

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, we have abbreviated certain descriptions according to the following list.	ADR	American Depositary Receipts	HKD	Hong Kong Dollar
	ARM	Adjustable Rate Mortgage	IO	Interest Only
	AUD	Australian Dollar	JPY	Japanese Yen
	BRL	Brazilian Real	LIBOR	London InterBank Offered Rate
	CAD	Canadian Dollar	NOK	Norwegian Krone
	CHF	Swiss Francs	PO	Principal Only
	CMT	Constant Maturity Treasury Rate	RB	Revenue Bonds
	DJIA	Dow Jones Industrial Average	SEK	Swedish Krona
	EUR	Euro	SGD	Singapore Dollar
	GBP	British Pound	TBA	To-Be-Announced
	GO	General Obligation	USD	United States Dollar

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2009	1

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)	Value
Capital Trusts
Commercial Banks — 0.1%
Barclays Bank Plc (United Kingdom), Junior Subordinated Unsecured Notes,
7.43%(a)(c)(d)(e)	$350	$234,500

Diversified Financial Services — 0.4%
Credit Suisse Guernsey Ltd. (Switzerland), Junior Subordinated Unsecured Notes,
5.86%(a)(d)(e)	530	344,500
General Electric Capital Corp., Subordinated Unsecured Debentures,
6.38%, 11/15/67(a)	475	316,930
Goldman Sachs Capital Trust II, Junior Subordinated Unsecured Bonds,
5.79%(a)(e)	300	182,835
JPMorgan Chase & Co., Junior Subordinated Unsecured Stock,
7.90%(a)(e)	195	170,645
JPMorgan Chase Capital XXV, Junior Subordinated Unsecured Notes,
6.80%, 10/01/37	1,150	989,001
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Unsecured Notes,
5.86%(a)(e)(f)	110	11

		2,003,922

Insurance — 0.1%
American International Group, Inc., Junior Subordinated Debentures,
8.18%, 5/15/58(a)(c)	151	43,079
CHUBB Corp., Subordinated Capital Securities,
6.38%, 3/29/67(a)	175	140,000
MetLife, Inc., Junior Subordinated Unsecured Debentures,
6.40%, 12/15/36	390	278,850
The Progressive Corp., Junior Subordinated Unsecured Debentures,
6.70%, 6/15/37(a)	310	218,583

		680,512

Total Capital Trusts — 0.6%		2,918,934

Collateralized Debt Obligations — 0.0%
Knollwood Ltd., Series 04-1A, Class C,
4.36%, 1/10/39(a)(c)	112	—

	Shares
Common Stocks
Aerospace & Defense — 1.1%
Alliant Techsystems, Inc.(g)	5,500	452,980
Argon ST, Inc.(g)	4,242	87,258
BAE Systems Plc	42,403	236,949
BE Aerospace, Inc.(g)	28,900	415,004
General Dynamics Corp.	9,400	520,666
Goodrich Corp.	7,825	391,015
Hexcel Corp.(g)	1,100	10,483
Honeywell International, Inc.	23,826	748,137
L-3 Communications Holdings, Inc.	10,350	718,083
Lockheed Martin Corp.	3,125	252,031
Northrop Grumman Corp.	18,400	840,512
Orbital Sciences Corp.(g)	13,300	201,761
Precision Castparts Corp.	1,500	109,545
Raytheon Co.	10,700	475,401
TransDigm Group, Inc.(g)	1,100	39,820

		5,499,645

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	9,500	495,425
Forward Air Corp.	2,200	46,904
Kintetsu World Express, Inc.	12,700	303,670
United Parcel Service, Inc. - Class B	7,900	394,921
Yamato Holdings Co. Ltd.	13,100	174,176

		1,415,096

Airlines — 0.3%
China Airlines Ltd.(g)	497,200	122,459
Delta Air Lines, Inc.(g)	104,100	602,739
easyJet Plc(g)	100,630	448,785
Korean Air Lines Co. Ltd.(g)	4,400	122,292

		1,296,275

Auto Components — 0.4%
Aisin Seiki Co. Ltd.	10,800	233,317
Autoliv, Inc.	8,800	253,176
Bridgestone Corp.	48,300	756,593
Compagnie Generale des Etablissements Michelin - Class B	3,900	223,360
Hyundai Mobis	4,000	348,505
Westport Innovations, Inc.(g)	18,057	145,771
Westport Innovations, Inc. (acquired 9/15/04, cost $10,162)(g)(h)	2,086	16,840

		1,977,562

Automobiles — 0.3%
Astra International Tbk PT	158,000	366,848
Ford Motor Co.(g)	19,175	116,392
Toyota Motor Corp.	25,600	968,125

		1,451,365

Beverages — 0.9%
Britvic Plc	45,900	210,973
The Coca-Cola Co.	37,323	1,791,131
Coca-Cola Enterprises, Inc.	28,500	474,525
Constellation Brands, Inc. - Class A(g)	22,660	287,329
Heckmann Corp.(g)	22,000	82,500
Molson Coors Brewing Co. - Class B	6,500	275,145
Pepsi Bottling Group, Inc.	9,400	318,096
PepsiCo, Inc.	13,975	768,066

		4,207,765

Biotechnology — 0.9%
Acorda Therapeutics, Inc.(g)	2,000	56,380
Alkermes, Inc.(g)	4,400	47,608
Amgen, Inc.(g)	38,700	2,048,778
Biogen Idec, Inc.(g)	3,025	136,579
BioMarin Pharmaceutical, Inc.(g)	1,200	18,732
Celera Corp.(g)	4,600	35,098
Celgene Corp.(g)	13,000	621,920
Gilead Sciences, Inc.(g)	20,800	974,272
Martek Biosciences Corp.	8,875	187,706
Myriad Pharmaceuticals, Inc.(g)	250	1,162

		4,128,235

2	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2009

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Building Products — 0.1%
Asahi Glass Co. Ltd.	17,600	$140,976
Griffon Corp.(g)	8,200	68,224
KCC Corp.	300	88,342

		297,542

Capital Markets — 1.2%
The Bank of New York Mellon Corp.	8,300	243,273
The Charles Schwab Corp.	9,350	163,999
Daishin Securities Co. Ltd.	8,900	108,154
The Goldman Sachs Group, Inc.	15,475	2,281,634
ICAP Plc	17,900	133,319
Invesco Ltd.	26,688	475,580
Knight Capital Group, Inc. - Class A(g)	2,900	49,445
Matsui Securities Co. Ltd.	10,500	95,215
Mizuho Securities Co. Ltd.	74,400	232,834
Morgan Stanley	12,775	364,215
NGP Capital Resources Co.	2,700	15,849
Nomura Holdings, Inc.	48,800	411,913
Northern Trust Corp.	1,300	69,784
Polaris Securities Co. Ltd.	126,912	63,565
RiskMetrics Group, Inc.(g)	1,525	26,932
Schroders Plc	9,800	132,603
State Street Corp.	4,550	214,760
TD Ameritrade Holding Corp.(g)	12,860	225,564
Treasure Island Royalty Trust(g)	217,129	84,680
UBS AG(g)	46,461	570,467

		5,963,785

Chemicals — 1.2%
Agrium, Inc.	3,950	157,566
Air Water, Inc.	57,600	628,326
Airgas, Inc.	2,450	99,298
Albemarle Corp.	10,300	263,371
Celanese Corp. - Series A	15,400	365,750
The Dow Chemical Co.	13,575	219,100
Ecolab, Inc.	12,600	491,274
FMC Corp.	2,850	134,805
Huabao International Holdings Ltd.	204,000	196,993
Intrepid Potash, Inc.(g)	3,925	110,214
Lanxess AG	8,400	208,861
LG Chem Ltd.	1,759	191,698
The Lubrizol Corp.	11,525	545,248
Methanex Corp.	15,200	184,389
Mitsui Chemicals, Inc.	53,200	169,588
Nifco, Inc.	8,700	134,771
Nihon Nohyaku Co. Ltd.	21,500	199,053
Syngenta AG	3,294	766,401
Umicore	8,800	200,598
Yara International ASA	8,600	242,117
Zeon Corp.	60,600	236,651

		5,746,072

Commercial Banks — 1.8%
Banco de Sabadell SA	24,900	155,738
Bangkok Bank Public Co. Ltd.	57,100	180,124
Bank Central Asia Tbk PT	982,000	336,592
Bank Negara Indonesia Persero Tbk PT	759,900	127,116
The Bank of Kyoto Ltd.	10,000	92,688
The Chiba Bank Ltd.	21,900	142,927
China Construction Bank Corp. - Class H	613,000	472,343
City National Corp.	4,100	151,003
Credit Agricole SA	50,255	630,111
Cullen/Frost Bankers, Inc.	4,650	214,458
DBS Group Holdings Ltd.	132,660	1,075,494
The Gunma Bank Ltd.	25,000	138,984
HSBC Holdings Plc	153,778	1,281,154
KeyCorp	60,100	314,924
Mega Financial Holding Co. Ltd.	264,400	120,889
Mizuho Financial Group, Inc.	150,500	349,662
National Bank of Canada	3,600	166,359
PrivateBancorp, Inc.	2,200	48,928
Siam Commercial Bank Public Co. Ltd.	78,400	168,559
Signature Bank(g)	3,175	86,106
Standard Chartered Plc	42,333	795,987
U.S. Bancorp	3,950	70,784
Union Bank of India	42,400	189,180
Unione di Banche Italiane ScpA	8,600	112,069
United Overseas Bank Ltd.	19,200	193,743
Wells Fargo & Co.	22,050	534,933
Wing Hang Bank Ltd.	13,000	113,477
Zions Bancorporation	15,950	184,382

		8,448,714

Commercial Services & Supplies — 0.6%
Alexco Resource Corp.(g)	17,322	33,172
Babcock International Group Plc	30,800	244,346
Clean Harbors, Inc.(g)	2,200	118,778
Corrections Corp. of America(g)	21,700	368,683
De La Rue Plc	7,800	117,116
De La Rue Plc - Preference Shares	4,594	64,124
G4S Plc	59,400	204,590
Iron Mountain, Inc.(g)	6,050	173,938
Loomis AB - Class B	24,300	241,866
Mitie Group Plc	53,900	190,622
Rentokil Initial Plc	199,864	295,234
Republic Services, Inc.	18,762	457,981
RPS Group Plc	76,100	251,217
SYKES Enterprises, Inc.(g)	5,348	96,745
Waste Management, Inc.	4,450	125,312

		2,983,724

Communications Equipment — 1.1%
Cisco Systems, Inc.(g)	85,491	1,593,552
DG FastChannel, Inc.(g)	1,700	31,110
EMS Technologies, Inc.(g)	4,475	93,528
GeoVision, Inc.	22,500	101,759
Harris Corp.	3,371	95,602
Harris Stratex Networks, Inc. - Class A(g)	837	5,422
Juniper Networks, Inc.(g)	3,300	77,880
Nokia Oyj	56,141	822,307
Polycom, Inc.(g)	5,900	119,593
QUALCOMM, Inc.	56,722	2,563,834

		5,504,587

Computers & Peripherals — 1.7%
Apple, Inc.(g)	23,034	3,280,733
Dell, Inc.(g)	33,900	465,447
Hewlett-Packard Co.	25,425	982,676
HTC Corp.	7,670	107,779
International Business Machines Corp.	17,975	1,876,950
Lexmark International, Inc. - Class A(g)	23,300	369,305
QLogic Corp.(g)	31,900	404,492
Western Digital Corp.(g)	25,121	665,706

		8,153,088

Construction & Engineering — 0.3%
Chicago Bridge & Iron Co. NV	6,200	76,880
Fluor Corp.	2,500	128,225

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2009	3

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Construction & Engineering (concluded)
GS Engineering & Construction Corp.	3,600	$207,668
Hyundai Development Co.	6,100	192,016
Koninklijke Boskalis Westminster NV	4,300	97,883
Quanta Services, Inc.(g)	11,600	268,308
Skanska AB - B Shares	10,800	121,173
URS Corp.	10,000	495,200

		1,587,353

Consumer Finance — 0.0%
American Express Co.	5,625	130,725

Containers & Packaging — 0.3%
Bemis Co., Inc.	1,700	42,840
Huhtamaki Oyj	17,800	183,863
Owens-Illinois, Inc.(g)	8,420	235,844
Pactiv Corp.(g)	37,900	823,567
Rock-Tenn Co. - Class A	1,518	57,927
Toyo Seikan Kaisha Ltd.	9,000	190,417

		1,534,458

Distributors — 0.0%
Inchcape Plc	546,700	171,182

Diversified Consumer Services — 0.1%
Apollo Group, Inc. - Class A(g)	1,425	101,346
DeVry, Inc.	1,777	88,921
H&R Block, Inc.	23,950	412,659
Noah Education Holdings Ltd. - ADR	6,200	24,056
Service Corp. International	2,400	13,152
Weight Watchers International, Inc.	1,800	46,386

		686,520

Diversified Financial Services — 1.3%
Bank of America Corp.	22,750	300,300
Citigroup, Inc.(i)	16,700	49,599
CME Group, Inc.	3,400	1,057,774
Deutsche Boerse AG	2,100	163,432
Hong Kong Exchanges & Clearing Ltd.	13,600	210,208
IntercontinentalExchange, Inc.(g)	1,200	137,088
Investor AB - B Shares	35,290	545,673
JPMorgan Chase & Co.	65,925	2,248,702
London Stock Exchange Group Plc	11,300	130,861
MSCI, Inc. - Class A(g)	17,575	429,533
NYSE Euronext	6,100	166,225
PHH Corp.(g)	16,900	307,242
Pohjola Bank Plc	12,800	102,554
Yuanta Financial Holding Co. Ltd.(g)	252,800	168,987

		6,018,178

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	46,342	1,151,135
BT Group Plc	285,900	479,024
Cable & Wireless Plc	82,500	181,081
Cbeyond, Inc.(g)	6,400	91,840
Embarq Corp.	6,000	252,360
France Telecom SA	31,962	727,253
Koninklijke KPN NV	52,996	731,227
Neutral Tandem, Inc.(g)	2,625	77,490
Portugal Telecom SGPS SA	21,800	213,839
Qwest Communications International, Inc.	120,900	501,735
Telecom Corp. of New Zealand Ltd.	121,300	212,924
Verizon Communications, Inc.	53,644	1,648,480
Vimpel-Communications - ADR(g)	9,700	114,169

		6,382,557

Electric Utilities — 0.5%
American Electric Power Co., Inc.	9,800	283,122
Cheung Kong Infrastructure Holdings Ltd.	56,100	196,528
Companhia Energetica de Minas Gerais - CEMIG - ADR	16,191	217,610
E.ON AG	19,551	694,021
Edison International	6,000	188,760
Entergy Corp.	3,710	287,599
Exelon Corp.	1,460	74,767
Northeast Utilities	13,350	297,839
Terna Rete Elettrica Nazionale SpA	67,500	225,120

		2,465,366

Electrical Equipment — 0.4%
Alstom SA	6,643	394,440
AMETEK, Inc.	8,200	283,556
Cooper Industries Ltd. - Class A	5,700	176,985
Energy Conversion Devices, Inc.(g)(i)	3,925	55,539
General Cable Corp.(g)	2,400	90,192
ITM Power Plc(g)	12,000	2,462
Ocean Power Technologies, Inc.(g)	1,000	5,840
Panasonic Electric Works Co. Ltd.	18,000	170,128
Thomas & Betts Corp.(g)	10,200	294,066
Vestas Wind Systems A/S(g)	4,800	344,470

		1,817,678

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. - Class A	6,700	211,988
Anixter International, Inc.(g)	5,429	204,076
Arrow Electronics, Inc.(g)	20,425	433,827
AU Optronics Corp. - ADR	22,300	215,864
Celestica, Inc.(g)	32,200	219,604
Cogent, Inc.(g)	21,325	228,817
Corning, Inc.	12,575	201,955
Hosiden Corp.	6,000	76,744
Ingram Micro, Inc. - Class A(g)	26,200	458,500
Nidec Corp.	3,200	194,782
Rotork Plc	26,700	364,225
Tech Data Corp.(g)	17,890	585,182
Tyco Electronics Ltd.	9,800	182,182

		3,577,746

Energy Equipment & Services — 1.6%
Baker Hughes, Inc.	15,300	557,532
Complete Production Services, Inc.(g)	900	5,724
ENSCO International, Inc.	6,675	232,757
Ensign Energy Services, Inc.	10,900	159,309
Halliburton Co.	22,730	470,511
Hercules Offshore, Inc.(g)	1,400	5,558
HSE Integrated Ltd.(g)	561	159
Key Energy Services, Inc.(g)	10,800	62,208
Leader Energy Services Ltd.(g)	15,957	960
Nabors Industries Ltd.(g)	21,275	331,465
National Oilwell Varco, Inc.(g)	899	29,361
Noble Corp.	13,610	411,703
Oil States International, Inc.(g)	1,600	38,736
Patterson-UTI Energy, Inc.	10,200	131,172
Precision Drilling Trust	3,771	18,405
Saipem SpA	7,600	185,681
Schlumberger Ltd.	31,547	1,707,008
SEACOR Holdings, Inc.(g)	300	22,572
Seadrill Ltd.	10,800	155,537
Smith International, Inc.	13,400	345,050
Superior Energy Services, Inc.(g)	12,705	219,415

4	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2009

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Energy Equipment & Services (concluded)
Technicoil Corp.(g)	12,900	$4,214
Technicoil Corp. (acquired 6/15/04, cost $24,418)(g)(h)	33,500	10,944
Technip SA	2,400	118,345
Tidewater, Inc.	10,500	450,135
Transocean Ltd.(g)	15,456	1,148,226
Trican Well Service Ltd.(g)	24,500	211,056
Weatherford International Ltd.(g)	27,500	537,900
WorleyParsons Ltd.	7,600	144,844

		7,716,487

Food & Staples Retailing — 1.0%
BJ’s Wholesale Club, Inc.(g)	13,800	444,774
Carrefour SA	13,233	567,497
CVS Caremark Corp.	7,500	239,025
The Kroger Co.	11,400	251,370
Safeway, Inc.	15,480	315,328
Shoppers Drug Mart Corp.	4,800	206,295
Tesco Plc	162,999	951,889
Wal-Mart Stores, Inc.	35,786	1,733,474
Wumart Stores, Inc. - H Shares	166,700	207,788

		4,917,440

Food Products — 1.1%
American Italian Pasta Co. - Class A(g)	1,000	29,140
Archer-Daniels-Midland Co.	25,100	671,927
Associated British Foods Plc	30,886	389,110
Barry Callebaut AG(g)	200	109,261
ConAgra Foods, Inc.	16,500	314,490
Dean Foods Co.(g)	24,410	468,428
Del Monte Foods Co.	61,896	580,585
The J.M. Smucker Co.	5,400	262,764
Kraft Foods, Inc. - Class A	4,875	123,533
Nestle SA	37,015	1,397,629
Nong Shim Co. Ltd.	700	125,678
Nutreco Holding NV	5,200	203,260
Parmalat SpA	73,200	176,800
Smart Balance, Inc.(g)	3,800	25,878
Toyo Suisan Kaisha Ltd.	7,900	162,766
Viscofan SA	10,300	220,076

		5,261,325

Gas Utilities — 0.3%
Atmos Energy Corp.	6,725	168,394
EQT Corp.	10,570	368,999
Questar Corp.	9,880	307,367
UGI Corp.	13,500	344,115
Xinao Gas Holdings Ltd.	54,800	93,269

		1,282,144

Health Care Equipment & Supplies — 1.1%
Baxter International, Inc.	3,725	197,276
Boston Scientific Corp.(g)	116,500	1,181,310
Cie Generale d’Optique Essilor International SA	13,895	664,473
The Cooper Cos., Inc.	8,798	217,575
Covidien Plc	2,900	108,576
DiaSorin SpA	6,900	171,682
Hologic, Inc.(g)	23,000	327,290
Hospira, Inc.(g)	7,800	300,456
Kinetic Concepts, Inc.(g)	5,900	160,775
Merit Medical Systems, Inc.(g)	6,725	109,618
Mindray Medical International Ltd. - ADR	3,700	103,304
NuVasive, Inc.(g)	1,200	53,520
ResMed, Inc.(g)	5,400	219,942
Smith & Nephew Plc	27,400	203,422
SonoSite, Inc.(g)	4,825	96,789
Sonova Holding AG	3,400	276,852
St. Jude Medical, Inc.(g)	3,900	160,290
Symmetry Medical, Inc.(g)	4,925	45,901
Teleflex, Inc.	2,550	114,316
Thoratec Corp.(g)	1,400	37,492
Wright Medical Group, Inc.(g)	6,605	107,397
Zimmer Holdings, Inc.(g)	7,200	306,720
Zoll Medical Corp.(g)	5,650	109,271

		5,274,247

Health Care Providers & Services — 2.2%
Aetna, Inc.	19,100	478,455
Amedisys, Inc.(g)	2,700	89,154
AmerisourceBergen Corp.	28,300	502,042
Community Health Systems, Inc.(g)	18,300	462,075
DaVita, Inc.(g)	4,200	207,732
Express Scripts, Inc.(g)	3,550	244,062
Fresenius Medical Care AG & Co. KGaA	5,400	242,657
Health Net, Inc.(g)	3,600	55,980
Laboratory Corp. of America Holdings(g)	3,480	235,909
LifePoint Hospitals, Inc.(g)	16,000	420,000
Lincare Holdings, Inc.(g)	32,500	764,400
Magellan Health Services, Inc.(g)	8,600	282,252
Medco Health Solutions, Inc.(g)	25,370	1,157,126
MEDNAX, Inc.(g)	17,280	728,006
Omnicare, Inc.	18,100	466,256
Quest Diagnostics, Inc.	7,900	445,797
UnitedHealth Group, Inc.	75,175	1,877,872
VCA Antech, Inc.(g)	3,400	90,780
WellPoint, Inc.(g)	35,000	1,781,150

		10,531,705

Health Care Technology — 0.2%
Cerner Corp.(g)	5,400	336,366
IMS Health, Inc.	24,000	304,800
MedAssets, Inc.(g)	8,500	165,325
Omnicell, Inc.(g)	8,200	88,150

		894,641

Hotels, Restaurants & Leisure — 1.1%
Bally Technologies, Inc.(g)	6,700	200,464
Brinker International, Inc.	6,950	118,358
Burger King Holdings, Inc.	20,100	347,127
The Cheesecake Factory, Inc.(g)	1,900	32,870
Darden Restaurants, Inc.	10,875	358,658
Domino’s Pizza UK & IRL Plc	50,200	170,269
Fu Ji Food & Catering Services Holdings Ltd.	208,300	172,591
Greene King Plc	27,440	174,933
Home Inns & Hotels Management, Inc. - ADR(g)	9,500	150,955
InterContinental Hotels Group Plc	19,718	202,978
McDonald’s Corp.	27,025	1,553,667
P.F. Chang’s China Bistro, Inc.(g)	1,525	48,892
PartyGaming Plc(g)	33,000	133,328
Red Robin Gourmet Burgers, Inc.(g)	3,600	67,500
REXLot Holdings Ltd.(g)	2,866,500	220,859
Royal Caribbean Cruises Ltd.	7,250	98,165
Scientific Games Corp. - Class A(g)	29,350	462,850
Sodexo	4,800	247,142
Starwood Hotels & Resorts Worldwide, Inc.	5,550	123,210

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2009	5

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure (concluded)
Whitbread Plc	8,800	$118,698
William Hill Plc	55,900	181,040

		5,184,554

Household Durables — 0.4%
Bellway Plc	500	5,026
D.R. Horton, Inc.	38,800	363,168
Goldcrest Co. Ltd.	5,300	139,296
iRobot Corp.(g)	6,774	87,926
Jarden Corp.(g)	20,000	375,000
KB Home	6,825	93,366
Lennar Corp. - Class A	31,700	307,173
MDC Holdings, Inc.	1,700	51,187
Newell Rubbermaid, Inc.	15,575	162,136
NVR, Inc.(g)	400	200,956
Persimmon Plc	15,600	90,032
The Stanley Works	7,650	258,876

		2,134,142

Household Products — 0.6%
Church & Dwight Co., Inc.	3,600	195,516
Clorox Co.	11,700	653,211
Colgate-Palmolive Co.	1,900	134,406
Kimberly-Clark Corp.	2,700	141,561
McBride Plc	96,300	230,144
The Procter & Gamble Co.	30,555	1,561,361

		2,916,199

Independent Power Producers & Energy Traders — 0.2%
The AES Corp.(g)	17,111	198,659
Calpine Corp.(g)	17,100	190,665
Dynegy, Inc. - Class A(g)	17,900	40,633
International Power Plc	48,200	189,321
Mirant Corp.(g)	4,700	73,978
NRG Energy, Inc.(g)	12,060	313,077

		1,006,333

Industrial Conglomerates — 0.7%
3M Co.	20,100	1,208,010
General Electric Co.	75,975	890,427
Hutchison Whampoa Ltd.	45,000	292,731
Keppel Corp. Ltd.	134,000	635,176
Smiths Group Plc	14,300	165,462
Textron, Inc.	10,400	100,464
Tyco International Ltd.	3,725	96,776

		3,389,046

Insurance — 2.0%
ACE Ltd.	2,825	124,950
AFLAC, Inc.	2,925	90,938
Allianz SE	7,310	674,294
American Financial Group, Inc.	20,700	446,706
Amlin Plc	11,600	57,830
Aspen Insurance Holdings Ltd.	2,700	60,318
AXIS Capital Holdings Ltd.	12,460	326,203
Baloise Holding AG	1,000	74,363
Catlin Group Ltd.	15,320	81,135
CHUBB Corp.	18,800	749,744
Everest Re Group Ltd.	1,400	100,198
The Hanover Insurance Group, Inc.	9,987	380,605
HCC Insurance Holdings, Inc.	30,710	737,347
Hiscox Ltd.	29,200	139,111
Legal & General Group Plc	224,100	209,612
Lincoln National Corp.	6,500	111,865
MetLife, Inc.	19,600	588,196
PartnerRe Ltd.	7,400	480,630
Prudential Financial, Inc.	1,440	53,597
Prudential Plc	109,614	749,262
RenaissanceRe Holdings Ltd.	14,350	667,849
Standard Life Plc	20,000	61,430
Swiss Reinsurance	8,000	265,820
T&D Holdings, Inc.	12,350	352,851
The Travelers Cos., Inc.	28,475	1,168,614
Unum Group	38,550	611,403
WR Berkley Corp.	12,190	261,719
XL Capital Ltd. - Class A	14,150	162,159

		9,788,749

Internet & Catalog Retail — 0.3%
Amazon.com, Inc.(g)	15,150	1,267,449
priceline.com, Inc.(g)	1,325	147,804
Shutterfly, Inc.(g)	4,700	65,565

		1,480,818

Internet Software & Services — 0.9%
Baidu, Inc. - ADR(g)	1,300	391,417
comScore, Inc.(g)	6,731	89,657
eBay, Inc.(g)	13,100	224,403
Google, Inc. - Class A(g)	5,422	2,285,861
LogMeIn, Inc.(g)	200	3,200
NetEase.com, Inc. - ADR(g)	4,500	158,310
Omniture, Inc.(g)	5,260	66,066
Sina Corp.(g)	5,500	162,140
SkillSoft Plc - ADR(g)	34,600	269,880
SonicWALL, Inc.(g)	29,300	160,564
Tencent Holdings Ltd.	36,600	424,655
Yahoo!, Inc.(g)	4,500	70,470

		4,306,623

IT Services — 0.8%
Affiliated Computer Services, Inc. - Class A(g)	7,900	350,918
Amdocs Ltd.(g)	24,567	526,962
Broadridge Financial Solutions, Inc.	7,525	124,765
Computer Sciences Corp.(g)	14,700	651,210
ExlService Holdings, Inc.(g)	16,098	180,459
Fidelity National Information Services, Inc.	19,100	381,236
Forrester Research, Inc.(g)	5,800	142,390
Genpact Ltd.(g)	25,700	301,975
Global Cash Access Holdings, Inc.(g)	14,000	111,440
Lender Processing Services, Inc.	13,500	374,895
SAIC, Inc.(g)	24,300	450,765
SRA International, Inc. - Class A(g)	7,450	130,822
TeleTech Holdings, Inc.(g)	10,550	159,832
Wright Express Corp.(g)	2,475	63,038

		3,950,707

Leisure Equipment & Products — 0.1%
JUMBO SA	18,400	180,179
Mattel, Inc.	15,800	253,590
Shimano, Inc.	4,900	188,262

		622,031

Life Sciences Tools & Services — 0.2%
Lonza Group AG	1,700	169,112
Qiagen NV(g)	18,000	334,276

6	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2009

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Life Sciences Tools & Services (concluded)
Thermo Fisher Scientific, Inc.(g)	9,250	$377,122

		880,510

Machinery — 1.2%
AGCO Corp.(g)	5,600	162,792
Amada Co. Ltd.	27,400	169,803
Bucyrus International, Inc.	2,540	72,542
Cummins, Inc.	25,500	897,855
Danaher Corp.	27,100	1,673,154
Eaton Corp.	3,000	133,830
GEA Group AG	23,600	358,373
Hino Motors Ltd.	60,900	189,603
IDEX Corp.	11,475	281,941
Joy Global, Inc.	9,725	347,377
Kaydon Corp.	3,025	98,494
MAN SE	1,900	116,906
Mori Seiki Co. Ltd.	15,400	161,068
NSK Ltd.	40,000	202,487
NTN Corp.	43,100	172,631
Oshkosh Corp.	9,900	143,946
Parker Hannifin Corp.	4,000	171,840
Pentair, Inc.	5,100	130,662
Railpower Technologies Corp.(g)	17,600	303
Timken Co.	1,700	29,036
Volvo AB - B Shares	23,000	142,452

		5,657,095

Media — 1.1%
AirMedia Group, Inc. - ADR(g)	9,300	59,892
Cablevision Systems Corp. - Class A	19,200	372,672
CBS Corp. - Class B	42,200	292,024
CKX, Inc.(g)	60,750	430,718
Comcast Corp. - Class A	9,075	131,497
The DIRECTV Group, Inc.(g)(i)	9,275	229,185
Dolan Media Co.(g)	4,662	59,627
DreamWorks Animation SKG, Inc. - Class A(g)	13,650	376,603
Focus Media Holding Ltd. - ADR(g)	11,000	88,660
Meredith Corp.	1,200	30,660
Naspers Ltd. - N Shares	10,200	268,631
Omnicom Group, Inc.	2,400	75,792
Reed Elsevier NV	47,998	530,730
RHI Entertainment, Inc.(g)	14,626	46,657
Rightmove Plc	23,600	136,758
SES SA	56,655	1,080,357
Time Warner Cable, Inc.	1,772	56,126
Time Warner, Inc.	7,057	177,757
Viacom, Inc. - Class B(g)	14,450	328,015
Wolters Kluwer NV	9,600	168,413
Woongjin Thinkbig Co. Ltd.	17,370	310,511
WPP Plc	19,200	127,680

		5,378,965

Metals & Mining — 1.6%
Agnico-Eagle Mines Ltd.	15,600	819,668
Allegheny Technologies, Inc.	4,500	157,185
Archipelago Resources Plc(g)	78,900	20,120
Baja Mining Corp.(g)	59,300	24,471
BHP Billiton Ltd.	37,731	1,033,675
Century Aluminum Co.(g)	9,734	60,643
Crosshair Exploration & Mining Corp.(g)	5,600	1,059
Crosshair Exploration & Mining Corp. (acquired 4/01/08, cost $6,372, unrestricted issue on 4/01/08 was valued at $0.86 per share)(g)(h)	5,300	1,002
Eldorado Gold Corp.(g)	43,162	388,890
Epsilon Energy, Inc.(c)	5,500	6,053
Eramet SA	700	183,873
European Goldfields Ltd.(g)	12,100	35,161
Freeport-McMoRan Copper & Gold, Inc.	16,832	843,452
Gold Reserve, Inc.(g)	26,280	13,666
Kinross Gold Corp.	31,035	563,957
Minefinders Corp. Ltd.(g)(i)	40,000	275,600
Mitsubishi Materials Corp.	49,300	153,489
Newcrest Mining Ltd.	19,807	484,109
Newmont Mining Corp.	1,675	68,457
Norsk Hydro ASA(g)	28,100	144,788
Outokumpu Oyj	8,500	146,885
Pacific Metals Co. Ltd.	31,000	239,423
Reliance Steel & Aluminum Co.	4,290	164,693
Salzgitter AG	1,800	158,653
Sims Metal Management Ltd.	8,400	174,912
Sunridge Gold Corp.(g)	146,757	46,684
Teck Cominco Ltd. - Class B(g)	1	16
Thompson Creek Metals Co., Inc.(g)	11,000	112,539
ThyssenKrupp AG	7,600	189,335
Tokyo Steel Manufacturing Co. Ltd.	12,100	147,284
United States Steel Corp.	20,125	719,268
Usinas Siderurgicas de Minas Gerais SA - Class A, Preference Shares	12,500	267,607
West Timmins Mining, Inc.(g)	24,272	33,388
Yamato Kogyo Co. Ltd.	6,500	191,358

		7,871,363

Multiline Retail — 0.9%
Family Dollar Stores, Inc.	11,400	322,620
Golden Eagle Retail Group Ltd.	148,700	172,309
JC Penney Co., Inc.	18,400	528,264
Kohl’s Corp.(g)	34,302	1,466,411
Macy’s, Inc.	55,275	650,034
Mothercare Plc	7,600	60,101
Next Plc	8,300	201,095
PPR	1,700	139,361
Sears Holdings Corp.(g)	7,600	505,552
Target Corp.	3,525	139,132

		4,184,879

Multi-Utilities — 0.6%
Ameren Corp.	7,471	185,953
CMS Energy Corp.	58,600	707,888
DTE Energy Co.	5,925	189,600
NiSource, Inc.	12,200	142,252
PG&E Corp.	13,603	522,899
Sempra Energy	10,825	537,245
Wisconsin Energy Corp.	8,480	345,221

		2,631,058

Office Electronics — 0.2%
Canon, Inc.	26,600	868,863
Xerox Corp.	33,350	216,108

		1,084,971

Oil, Gas & Consumable Fuels — 5.7%
American Oil & Gas, Inc.(g)	5,947	5,947
Anadarko Petroleum Corp.	14,800	671,772
Approach Resources, Inc.(g)	1,700	11,730
Arch Coal, Inc.	31,700	487,229
Argosy Energy, Inc.(g)	1,240	1,482
Atlas America, Inc.	10,000	178,700

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2009	7

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels (concluded)
ATP Oil & Gas Corp.(g)(i)	4,300	$29,928
Banpu Public Co. Ltd.	11,700	115,380
BG Group Plc	60,968	1,026,681
Canadian Superior Energy, Inc.	57,300	37,818
Canext Energy Ltd.(g)	4,020	1,106
Celtic Exploration Ltd.(g)	11,900	156,020
Chesapeake Energy Corp.	8,325	165,085
Chevron Corp.	15,200	1,007,000
Cimarex Energy Co.	7,500	212,550
Cinch Energy Corp. (acquired 6/07/04 through 7/07/05, cost $63,400)(g)(h)	40,320	24,265
Clayton Williams Energy, Inc.(g)	19,123	360,851
Compton Petroleum Corp.(g)	3,800	4,345
Comstock Resources, Inc.(g)	3,083	101,893
ConocoPhillips	23,500	988,410
CONSOL Energy, Inc.	35,689	1,211,998
Crescent Point Energy Trust	1,800	53,111
Crew Energy, Inc.(g)	30,300	135,460
Crew Energy, Inc. (acquired 5/12/04, cost $36,232)(g)(h)	9,400	42,024
Dana Petroleum Plc(g)	7,700	177,768
Daylight Resources Trust	43,410	275,056
Delphi Energy Corp.(g)	24,700	22,722
Delta Petroleum Corp.(g)	100,255	193,492
Devon Energy Corp.	2,550	138,975
Ember Resources, Inc.(g)	4,855	2,922
Energy XXI Bermuda Ltd.	13,100	6,766
EXCO Resources, Inc.(g)	21,000	271,320
Exxon Mobil Corp.	55,800	3,900,978
Fairborne Energy Ltd.(g)	16,182	51,475
Foundation Coal Holdings, Inc.	6,400	179,904
Frontier Oil Corp.	5,300	69,483
Galleon Energy, Inc. - Class A(g)	72,317	264,237
Galleon Energy, Inc. - Class A (acquired 2/04/05, cost $54,816)(g)(h)	6,300	23,019
Gasco Energy, Inc.(g)	19,600	5,488
Gastar Exploration Ltd.(g)	15,900	6,201
GMX Resources, Inc.(g)	8,612	91,632
Goodrich Petroleum Corp.(g)	18,400	452,456
Heritage Oil Ltd.(g)	40,000	351,621
Hess Corp.	4,030	216,612
Highpine Oil & Gas Ltd.(g)	8,993	33,942
Iteration Energy Ltd.(g)	4,021	4,045
James River Coal Co.(g)	2,300	34,799
Longview Energy Co. (acquired 8/13/04, cost $48,000)(g)(h)	3,200	56,768
Lynden Energy Corp.(g)	3,500	707
Marathon Oil Corp.	30,851	929,541
Massey Energy Co.	38,388	750,102
Matador Resources Co. (acquired 10/14/03 through 4/13/06, cost $62,950)(g)(h)	8,685	90,498
Midnight Oil Exploration Ltd.(g)	69,600	59,837
Midnight Oil Exploration Ltd. (acquired 9/29/05, cost $39,607)(g)(h)	11,600	9,973
Murphy Oil Corp.	3,600	195,552
NAL Oil & Gas Trust	396	3,194
Newfield Exploration Co.(g)	9,985	326,210
Niko Resources Ltd.	2,000	137,557
Occidental Petroleum Corp.	2,850	187,558
Oil Search Ltd.	27,700	121,110
OMV AG	2,900	109,025
Open Range Energy Corp.(g)	1,975	2,462
Pacific Rodera Energy, Inc.(g)	37,300	8,017
Pacific Rubiales Energy Corp.(g)	12,466	102,780
Pan Orient Energy Corp.(g)	14,800	71,255
Parallel Petroleum Corp.(g)	4,879	9,465
Patriot Coal Corp.(g)	2,798	17,851
Peabody Energy Corp.	26,498	799,180
Pengrowth Energy Trust	2,877	22,706
Penn Virginia Corp.	30,000	491,100
Penn West Energy Trust	10,319	131,388
PetroHawk Energy Corp.(g)	69,600	1,552,080
Petroleo Brasileiro SA - ADR	33,261	1,363,036
Petrolifera Petroleum Ltd.(g)	30,150	73,875
Plains Exploration & Production Co.(g)	51,225	1,401,516
Premier Oil Plc(g)	8,822	158,904
ProspEx Resources Ltd.(g)	43,140	19,286
Quest Resource Corp.(g)	2,500	825
Quicksilver Resources, Inc.(g)	10,200	94,758
Range Resources Corp.	23,500	973,135
Santos Ltd.	13,000	152,316
Southwestern Energy Co.(g)	7,320	284,382
Stone Energy Corp.(g)	561	4,163
Tag Oil Ltd.	800	275
Tesoro Corp.	35,000	445,550
Total SA	16,079	871,494
Trafalgar Energy Ltd.(g)	841	535
TransCanada Corp.	700	18,849
Triex Minerals Corp.(g)	9,900	2,170
TriStar Oil & Gas Ltd.(g)	11,885	112,295
TriStar Oil & Gas Ltd. (acquired 8/19/05, cost $12,958)(g)(h)	700	6,614
True Energy Trust	11,382	7,535
Tullow Oil Plc	45,496	704,641
Ultra Petroleum Corp.(g)	3,000	117,000
Uranium One, Inc.(g)	25,970	59,614
Valero Energy Corp.	25,900	437,451
Vero Energy, Inc.(g)	2,688	7,488
Vero Energy, Inc. (acquired 11/28/05, cost $3,347)(g)(h)	1,759	4,900
Warren Resources, Inc.(g)	4,034	9,883
West Energy Ltd.(g)	9,543	17,229
WesternZagros Resources Ltd.(g)	1,800	2,492
The Williams Cos., Inc.	8,200	128,002
XTO Energy, Inc.	3,725	142,072

		27,613,899

Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (Canada)(c)(d)(g)	36,747	36,331
International Paper Co.	8,175	123,688
Weyerhaeuser Co.	5,400	164,322

		324,341

Personal Products — 0.3%
Avon Products, Inc.	40,600	1,046,668
Chattem, Inc.(g)	1,200	81,720
The Estee Lauder Cos., Inc. - Class A	2,800	91,476

		1,219,864

Pharmaceuticals — 2.7%
Abbott Laboratories	33,225	1,562,904
Allergan, Inc.	2,400	114,192
Bayer AG	12,051	647,624
Bristol-Myers Squibb Co.	11,325	230,011
Eli Lilly & Co.	10,400	360,256
Endo Pharmaceuticals Holdings, Inc.(g)	19,300	345,856

8	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2009

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Pharmaceuticals (concluded)
Forest Laboratories, Inc.(g)	20,000	$502,200
GlaxoSmithKline Plc	48,951	864,636
Impax Laboratories, Inc.(g)	4,800	35,328
Johnson & Johnson	20,075	1,140,260
King Pharmaceuticals, Inc.(g)	14,975	144,209
Medicis Pharmaceutical Corp. - Class A	14,500	236,640
Novartis AG	26,232	1,067,832
Pfizer, Inc.	161,600	2,424,000
Roche Holding AG	7,893	1,075,439
Santarus, Inc.(g)	20,250	57,105
Schering-Plough Corp.	8,425	211,636
Seperacor, Inc.(g)	8,050	139,426
Shire Plc - ADR	6,350	263,398
Teva Pharmaceutical Industries Ltd. - ADR	18,000	888,120
Watson Pharmaceuticals, Inc.(g)	14,100	474,606
Wyeth	3,875	175,886

		12,961,564

Professional Services — 0.3%
Diamond Management & Technology Consultants, Inc.	16,794	70,535
Hays Plc	87,700	123,989
IHS, Inc. - Class A(g)	6,525	325,402
Manpower, Inc.	16,300	690,142
TrueBlue, Inc.(g)	4,400	36,960

		1,247,028

Real Estate Investment Trusts — 0.4%
Annaly Capital Management, Inc.	6,025	91,219
Boston Properties, Inc.	3,510	167,427
CFS Retail Property Trust	33,000	43,718
Chimera Investment Corp.	170,900	596,441
Corio NV	1,300	63,401
Eurocommercial Properties NV	2,000	61,769
Fonciere Des Regions	500	37,699
Hammerson Plc	5,600	28,396
Public Storage	1,075	70,391
Segro Plc	7,500	2,999
Simon Property Group, Inc.	4,927	253,384
Suntec Real Estate Investment Trust	212,500	125,850
Unibail-Rodamco SE	1,700	254,174
Wereldhave NV	500	37,273

		1,834,141

Real Estate Management & Development — 0.4%
Agile Property Holdings Ltd.	79,200	112,837
Castellum AB	5,700	36,398
Guangzhou R&F Properties Co. Ltd. - H Shares	44,200	98,335
Hang Lung Properties Ltd.	116,000	381,992
Henderson Land Development Co. Ltd.	91,000	519,266
New World Development Ltd.	112,100	201,783
PSP Swiss Property AG(g)	1,500	71,666
Sino-Ocean Land Holdings Ltd.	126,000	143,075
Tokyo Tatemono Co. Ltd.	33,000	183,773
Wheelock & Co. Ltd.	63,100	162,166

		1,911,291

Road & Rail — 0.5%
Con-way, Inc.	3,000	105,930
CSX Corp.	6,975	241,544
East Japan Railway Co.	8,800	529,812
Firstgroup Plc	60,100	354,892
J.B. Hunt Transport Services, Inc.	7,525	229,738
Nippon Express Co. Ltd.	34,900	158,437
Seino Holdings Corp.	52,000	431,349
Union Pacific Corp.	4,300	223,858

		2,275,560

Semiconductors & Semiconductor Equipment — 1.6%
Advanced Semiconductor Engineering, Inc.	189,100	109,367
ARM Holdings Plc	71,600	141,300
ASML Holding NV	8,300	179,695
Broadcom Corp. - Class A(g)	49,400	1,224,626
Cree, Inc.(g)	14,700	432,033
Disco Corp.	3,200	135,560
FEI Co.(g)	4,700	107,630
Intel Corp.	21,650	358,308
Lam Research Corp.(g)	33,482	870,532
Micron Technology, Inc.(g)	104,730	529,934
Microsemi Corp.(g)	5,925	81,765
Monolithic Power Systems, Inc.(g)	4,200	94,122
Novellus Systems, Inc.(g)	26,600	444,220
NVIDIA Corp.(g)	43,100	486,599
ON Semiconductor Corp.(g)	35,000	240,100
PMC-Sierra, Inc.(g)	126,820	1,009,487
Samsung Electronics Co. Ltd.	1,007	465,601
Silicon Laboratories, Inc.(g)	2,300	87,262
Siliconware Precision Industries Co. - ADR	22,600	140,120
Standard Microsystems Corp.(g)	1,550	31,697
STMicroelectronics NV	28,000	210,280
Texas Instruments, Inc.	10,150	216,195
United Microelectronics Corp.	249,400	84,033
Varian Semiconductor Equipment Associates, Inc.(g)	6,000	143,940

		7,824,406

Software — 2.3%
Activision Blizzard, Inc.(g)	77,500	978,825
Adobe Systems, Inc.(g)	9,300	263,190
Blackboard, Inc.(g)	3,564	102,857
CA, Inc.	28,800	501,984
Changyou.com Ltd. - ADR(g)	3,500	134,645
Check Point Software Technologies(g)	27,100	636,037
DemandTec, Inc.(g)	13,300	117,040
i2 Technologies, Inc.(g)	12,325	154,679
Intuit, Inc.(g)	7,050	198,528
McAfee, Inc.(g)	700	29,533
Micro Focus International Plc	46,700	288,385
Microsoft Corp.	124,200	2,952,234
Nintendo Co. Ltd.	2,500	691,887
Novell, Inc.(g)	26,300	119,139
Oracle Corp.	75,775	1,623,101
Phase Metrics, Inc.(g)	50,574	1,011
Salesforce.com, Inc.(g)	20,869	796,570
SolarWinds, Inc.(g)	700	11,543
Symantec Corp.(g)	11,100	172,716
Synopsys, Inc.(g)	21,700	423,367
TIBCO Software, Inc.(g)	17,550	125,834
TiVo, Inc.(g)	45,025	471,862

		10,794,967

Specialty Retail — 1.6%
AnnTaylor Stores Corp.(g)	14,100	112,518
AutoNation, Inc.(g)	26,000	451,100
Barnes & Noble, Inc.	18,600	383,718
Bed Bath & Beyond, Inc.(g)	6,300	193,725
Best Buy Co., Inc.	2,925	97,958

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2009	9

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Specialty Retail (concluded)
CarMax, Inc.(g)(i)	39,500	$580,650
Dick’s Sporting Goods, Inc.(g)	2,300	39,560
Esprit Holdings Ltd.	88,900	493,913
Foot Locker, Inc.	41,200	431,364
GameStop Corp. - Class A(g)	9,650	212,397
The Gap, Inc.	49,200	806,880
Geo Corp.	100	82,529
The Home Depot, Inc.	28,525	674,046
Limited Brands, Inc.	46,900	561,393
Lowe’s Cos., Inc.	12,650	245,537
Penske Auto Group, Inc.	3,600	59,904
PetSmart, Inc.	9,900	212,454
RadioShack Corp.	33,800	471,848
Ross Stores, Inc.	14,779	570,469
The Sherwin-Williams Co.	7,715	414,681
Shimachu Co. Ltd.	9,800	206,003
Staples, Inc.	5,300	106,901
TJX Cos., Inc.	9,650	303,589

		7,713,137

Textiles, Apparel & Luxury Goods — 0.2%
Anta Sports Products Ltd.	233,600	291,001
ASICS Corp.	25,800	235,325
Benetton Group SpA	14,100	123,930
Gerry Weber International AG	8,310	209,511
Hanesbrands, Inc.(g)	2	30
lululemon athletica, inc.(g)	17,275	225,093

		1,084,890

Thrifts & Mortgage Finance — 0.1%
Astoria Financial Corp.	24,440	209,695
Hudson City Bancorp, Inc.	9,475	125,923
People’s United Financial, Inc.	13,500	203,040

		538,658

Tobacco — 0.4%
Altria Group, Inc.	9,450	154,885
Lorillard, Inc.	1,800	121,986
Philip Morris International, Inc.	29,151	1,271,567
Reynolds American, Inc.	12,600	486,612

		2,035,050

Trading Companies & Distributors — 0.3%
ITOCHU Corp.	44,700	310,183
Mitsui & Co. Ltd.	62,000	734,680
WESCO International, Inc.(g)	8,600	215,344

		1,260,207

Transportation Infrastructure — 0.2%
COSCO Pacific Ltd.	239,000	267,612
Kamigumi Co. Ltd.	34,900	294,958
Shenzhen Expressway Co. Ltd. - H Shares	553,900	262,867

		825,437

Water Utilities — 0.1%
Guangdong Investment Ltd.	508,900	249,840

Wireless Telecommunication Services — 0.7%
American Tower Corp. - Class A(g)	41,050	1,294,306
KDDI Corp.	106	562,441
MetroPCS Communications, Inc.(g)	23,400	311,454
Millicom International Cellular SA(g)	2,600	146,276
MTN Group Ltd.	35,265	541,615
Philippine Long Distance Telephone Co. - ADR	3,500	174,020
Sprint Nextel Corp.(g)	11,550	55,556
Vodafone Group Plc	232,079	451,379

		3,537,047

Total Common Stocks — 55.1%		265,042,577

	Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
L-3 Communications Corp., Senior Subordinated Unsecured Notes,
6.38%, 10/15/15	$35	31,762

Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Senior Unsecured Notes,
3.88%, 4/01/14	1,225	1,263,196

Auto Components — 0.0%
The Goodyear Tire & Rubber Co., Senior Unsecured Notes,
8.63%, 12/01/11	125	123,125
Lear Corp., Series B, Senior Unsecured Notes,
8.75%, 12/01/16(f)	90	23,625

		146,750

Capital Markets — 0.4%
Eksportfinans A/S (Norway), Unsecured Notes,
5.50%, 5/25/16(d)	575	579,779
The Goldman Sachs Group, Inc., Senior Unsecured Notes,
5.25%, 10/15/13	310	316,384
Lehman Brothers Holdings, Inc., Subordinated Unsecured Notes,
6.75%, 12/28/17(f)	190	19
Morgan Stanley, Senior Unsecured Notes,
1.40%, 1/09/12(a)	925	833,802
5.55%, 4/27/17	115	107,051

		1,837,035

Chemicals — 0.1%
Huntsman International LLC, Senior Subordinated Notes,
7.88%, 11/15/14	335	265,488
7.38%, 1/01/15	85	66,725
Nova Chemicals Corp. (Canada), Senior Unsecured Notes,
6.50%, 1/15/12(d)	60	56,400
4.54%, 11/15/13(a)(d)	200	165,500

		554,113

Commercial Banks — 1.1%
Banco Central de la Republica Dominicana (Dominican Republic), Unsecured Notes,
9.04%, 1/23/18(d)	33	28,527
Banque Centrale de Tunisie (Tunisia), Unsecured Notes,
7.38%, 4/25/12(d)	425	454,750
Danske Bank A/S (Denmark), Senior Unsecured Notes,
2.50%, 5/10/12(c)(d)	715	717,788

10	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2009

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Commercial Banks (concluded)
Kreditanstalt fuer Wiederaufbau (Germany), Senior Unsecured Bonds,
3.50%, 3/10/14(d)	$1,700	$1,734,712
Société Financement de l’Economie Francaise (France), Senior Unsecured Notes,
3.38%, 5/05/14(c)(d)	950	954,062
UBS AG (Switzerland), Senior Unsecured Notes,
5.88%, 12/20/17(d)	780	726,383
5.75%, 4/25/18(d)	600	546,442
VTB Capital SA (Luxembourg), Unsecured Notes,
7.50%, 10/12/11(d)	110	109,725

		5,272,389

Commercial Services & Supplies — 0.1%
Aleris International, Inc., Senior Unsecured Notes,
9.00%, 12/15/14(f)	230	2,300
The Board of Trustees of The Leland Stanford Junior University, Notes,
4.25%, 5/01/16	275	269,720
RBS Global, Inc./Rexnord LLC, Senior Unsecured Notes,
8.88%, 9/01/16	30	21,300

		293,320

Consumer Finance — 0.1%
Student Loan Marketing Corp., Senior Unsecured Notes,
1.23%, 7/27/09(a)	525	522,764

Containers & Packaging — 0.1%
Rock-Tenn Co., Senior Unsecured Notes,
8.20%, 8/15/11	250	253,125

Diversified Financial Services — 1.6%
Atlantic Marine Corp. Communities LLC, Notes,
5.34%, 12/01/50(c)	600	390,738
BP Capital Markets Plc (United Kingdom), Senior Unsecured Notes,
3.13%, 3/10/12(d)	775	790,580
Citigroup Funding, Inc.,
2.13%, 7/12/12	755	755,104
Dexia Credit Local (France), Notes,
2.38%, 9/23/11(c)(d)	580	580,630
Ford Capital BV (Netherlands), Debentures,
9.50%, 6/01/10(d)	390	351,000
Ford Motor Credit Co. LLC, Senior Unsecured Notes,
8.63%, 11/01/10	250	234,981
Ford Motor Credit Co. LLC, Unsecured Notes,
9.75%, 9/15/10	135	129,316
7.80%, 6/01/12	225	193,595
General Electric Capital Corp., Senior Unsecured Notes,
5.00%, 12/01/10	300	308,808
2.13%, 12/21/12	660	655,458
6.75%, 3/15/32	50	44,885
6.15%, 8/07/37	360	296,536
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Unsecured Notes,
7.13%, 2/15/13	420	379,050
JPMorgan Chase & Co., Unsecured Notes,
5.60%, 6/01/11	550	575,817
JPMorgan Chase Bank N.A., Subordinated Notes,
6.00%, 7/05/17	425	413,969
LeasePlan Corp. NV (Netherlands), Notes,
3.00%, 5/07/12(c)(d)	1,100	1,104,081
Leucadia National Corp., Senior Unsecured Notes,
7.13%, 3/15/17	200	162,500
NSG Holdings LLC/NSG Holdings, Inc., Senior Secured Notes,
7.75%, 12/15/25(c)	140	112,000
Ohana Military Communities LLC,
6.19%, 4/01/49(c)	25	20,049

		7,499,097

Diversified Telecommunication Services — 0.9%
AT&T, Inc., Senior Unsecured Bonds,
5.50%, 2/01/18	250	249,634
AT&T, Inc., Senior Unsecured Notes,
6.50%, 9/01/37	800	793,478
Cincinnati Bell, Inc., Senior Unsecured Notes,
7.25%, 7/15/13	520	475,800
Qwest Communications International, Inc., Senior Unsecured Notes,
7.50%, 2/15/14	280	255,500
7.50%, 2/15/14	30	27,375
Qwest Corp., Senior Unsecured Notes,
3.88%, 6/15/13(a)	75	67,031
Telecom Italia Capital SA (Italy), Senior Unsecured Notes,
4.95%, 9/30/14(d)	475	454,727
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
6.42%, 6/20/16(d)	150	160,382
7.05%, 6/20/36(d)	150	166,220
Verizon Communications, Inc., Senior Unsecured Notes,
8.75%, 11/01/18	1,050	1,243,703
6.35%, 4/01/19	300	312,087
Verizon Maryland, Inc., Senior Debentures,
5.13%, 6/15/33	10	7,409
Windstream Corp., Senior Unsecured Notes,
8.63%, 8/01/16	105	100,537

		4,313,883

Electric Utilities — 0.4%
AES Eastern Energy LP, Pass-Through Certificates, Series 99-A,
9.00%, 1/02/17	201	186,479
Florida Power & Light Co., First Mortgage Bonds,
5.63%, 4/01/34	150	153,261
Florida Power & Light Co., Mortgage Bonds,
5.95%, 2/01/38	225	240,746
Florida Power Corp., Secured Mortgage Bonds,
6.40%, 6/15/38	150	166,788
MidAmerican Energy Holdings Co., Senior Unsecured Bonds,
6.50%, 9/15/37	250	259,461
PacifiCorp, Secured Mortgage Bonds,
6.25%, 10/15/37	200	217,931
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/01/15(c)	90	56,025
Texas Competitive Electric Holdings Co. LLC, Senior Unsecured Notes,
10.50%, 11/01/16(j)	116	52,865

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2009	11

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Electric Utilities (concluded)
TXU Corp., Senior Unsecured Notes, Series P,
5.55%, 11/15/14	$805	$508,293

		1,841,849

Food & Staples Retailing — 0.0%
Rite Aid Corp., Senior Secured Notes,
7.50%, 3/01/17	50	39,125

Food Products — 0.3%
Kraft Foods, Inc., Senior Unsecured Notes,
6.50%, 8/11/17	535	563,477
6.13%, 2/01/18	475	491,113
Tyson Foods, Inc., Senior Unsecured Notes,
10.50%, 3/01/14(c)	445	482,825

		1,537,415

Gas Utilities — 0.2%
Dominion Resources, Inc., Senior Debentures,
5.00%, 3/01/14	20	20,366
Gazprom Capital (Russia), Unsecured Notes,
9.63%, 3/01/13(c)(d)	200	204,000
9.63%, 3/01/13(d)	680	697,000
Knight, Inc., Senior Unsecured Notes,
6.50%, 9/01/12	115	112,412

		1,033,778

Health Care Equipment & Supplies — 0.1%
DJO Finance LLC/DJO Finance Corp., Senior Unsecured Notes,
10.88%, 11/15/14	345	301,875

Health Care Providers & Services — 0.0%
Health Management Associates, Inc., Senior Unsecured Notes,
6.13%, 4/15/16	230	197,225

Hotels, Restaurants & Leisure — 0.1%
Harrah’s Operating Co., Inc., Senior Secured Notes,
10.00%, 12/15/18(c)	61	35,075
Seneca Gaming Corp., Senior Unsecured Notes,
7.25%, 5/01/12	125	108,125
Wendy’s International, Inc., Senior Unsecured Notes,
6.25%, 11/15/11	360	346,500

		489,700

Household Durables — 0.6%
Centex Corp., Senior Unsecured Notes,
4.55%, 11/01/10	265	259,038
5.13%, 10/01/13	905	814,500
D.R. Horton, Inc., Senior Unsecured Notes,
6.88%, 5/01/13	525	491,531
5.63%, 9/15/14	155	132,525
KB Home, Senior Unsecured Notes,
6.38%, 8/15/11	460	443,900
Lennar Corp., Senior Unsecured Notes, Series B,
5.60%, 5/31/15	250	196,875
Pulte Homes, Inc., Senior Unsecured Notes,
5.20%, 2/15/15	185	154,475
Ryland Group, Inc., Senior Unsecured Notes,
5.38%, 5/15/12	165	155,100
Toll Brothers Finance Corp., Senior Unsecured Notes,
4.95%, 3/15/14	155	139,250

		2,787,194

Independent Power Producers & Energy Traders — 0.0%
NRG Energy, Inc., Senior Unsecured Notes,
7.38%, 2/01/16	190	179,788

Insurance — 0.4%
Berkshire Hathaway Finance Corp., Senior Unsecured Notes,
4.75%, 5/15/12	355	376,920
Hartford Life Global Funding Trusts, Senior Secured Notes,
0.81%, 6/16/14(a)	950	594,120
Metropolitan Life Global Funding I, Notes,
5.13%, 6/10/14(c)	300	297,665
Metropolitan Life Global Funding I, Senior Secured Notes,
5.13%, 4/10/13(c)	850	864,515

		2,133,220

Internet & Catalog Retail — 0.2%
Expedia, Inc., Senior Unsecured Notes,
7.46%, 8/15/18	555	527,250
Sabre Holdings Corp., Senior Unsecured Notes,
8.35%, 3/15/16	690	455,400

		982,650

Media — 0.7%
Belo Corp., Senior Unsecured Notes,
6.75%, 5/30/13	120	95,400
Cengage Learning Acquisitions, Inc., Senior Unsecured Notes,
10.50%, 1/15/15(c)	310	251,100
Comcast Cable Holdings LLC, Senior Unsecured Debentures,
7.88%, 8/01/13	2	2,276
Comcast Corp., Senior Unsecured Notes,
6.50%, 1/15/17	710	753,213
7.05%, 3/15/33	115	122,389
6.95%, 8/15/37	145	151,188
Cox Communications, Inc., Senior Unsecured Bonds,
8.38%, 3/01/39(c)	375	418,119
News America Holdings, Inc., Senior Unsecured Debentures,
7.75%, 1/20/24	25	24,060
News America, Inc., Senior Unsecured Debentures,
7.28%, 6/30/28	35	32,209
News America, Inc., Senior Unsecured Notes,
6.20%, 12/15/34	100	85,370
Shaw Communications, Inc. (Canada), Unsecured Notes,
7.20%, 12/15/11(d)	175	180,688
TCI Communications, Inc., Senior Unsecured Debentures,
7.88%, 2/15/26	5	5,259
TCI Communications, Inc., Senior Unsecured Notes,
7.13%, 2/15/28	35	35,704
Time Warner Cable, Inc., Senior Unsecured Notes,
6.20%, 7/01/13	460	484,676
Time Warner Cos., Inc., Senior Unsecured Debentures,
7.57%, 2/01/24	30	29,370
Time Warner, Inc., Senior Unsecured Notes,
7.63%, 4/15/31	200	194,431

12	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2009

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Media (concluded)
Viacom, Inc., Senior Unsecured Notes,
5.75%, 4/30/11		$525	$537,475

			3,402,927

Metals & Mining — 0.0%
ArcelorMittal USA Partnership (Canada), Senior Secured Notes,
9.75%, 4/01/14(d)		10	10,477

Multiline Retail — 0.1%
Macy’s Retail Holdings, Inc., Senior Unsecured Notes,
5.35%, 3/15/12		335	304,921
5.75%, 7/15/14		90	76,522

			381,443

Oil, Gas & Consumable Fuels — 0.7%
Arch Western Finance LLC, Senior Secured Notes,
6.75%, 7/01/13		400	365,000
ConocoPhillips, Senior Unsecured Notes,
4.60%, 1/15/15		1,045	1,073,889
EXCO Resources, Inc., Senior Unsecured Notes,
7.25%, 1/15/11		65	63,050
Forest Oil Corp., Senior Unsecured Notes,
7.25%, 6/15/19		130	116,350
Kinder Morgan Finance Co. ULC (Canada), Senior Unsecured Notes,
5.35%, 1/05/11(d)		365	357,700
OPTI, Inc. (Canada), Senior Secured Notes,
8.25%, 12/15/14(d)		175	115,500
Shell International Finance BV (Netherlands), Senior Unsecured Notes,
4.00%, 3/21/14(d)		875	898,473
XTO Energy, Inc., Senior Unsecured Notes,
6.75%, 8/01/37		250	260,988

			3,250,950

Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (Canada), Senior Unsecured Notes,
11.00%, 7/29/15(c)(d)		146	46,274
MeadWestvaco Corp., Senior Unsecured Notes,
6.85%, 4/01/12		410	420,480
NewPage Corp., Senior Secured Notes,
10.00%, 5/01/12		140	67,200
Catalyst Paper Corp. (Canada), Senior Unsecured Notes,
8.63%, 6/15/11(d)		50	30,000

			563,954

Pharmaceuticals — 0.7%
Bristol-Myers Squibb Co., Senior Unsecured Debentures,
6.88%, 8/01/97		25	25,997
Eli Lilly & Co., Senior Unsecured Notes,
3.55%, 3/06/12		370	383,313
GlaxoSmithKline Capital, Inc., Senior Unsecured Notes,
4.85%, 5/15/13		400	418,417
Merck & Co., Inc., Senior Unsecured Notes,
4.38%, 2/15/13		410	424,922
Pfizer, Inc., Senior Unsecured Notes,
5.35%, 3/15/15(k)		1,190	1,278,774
Roche Holdings, Inc., Senior Unsecured Notes,
2.66%, 2/25/11(a)(c)		180	181,995
5.00%, 3/01/14(c)		775	810,576

			3,523,994

Real Estate Investment Trusts — 0.0%
iStar Financial, Inc., Senior Unsecured Notes,
5.65%, 9/15/11		140	81,200

Software — 0.2%
First Data Corp., Senior Unsecured Notes,
9.88%, 9/24/15		700	497,000
Oracle Corp., Senior Unsecured Notes,
4.95%, 4/15/13		570	596,879

			1,093,879

Specialty Retail — 0.0%
The Hertz Corp., Senior Unsecured Notes,
8.88%, 1/01/14		80	73,600
Rent-A-Center, Inc., Series B, Senior Subordinated Unsecured Notes,
7.50%, 5/01/10		60	60,000

			133,600

Tobacco — 0.1%
Philip Morris International, Inc., Senior Unsecured Notes,
6.88%, 3/17/14		275	310,288

Wireless Telecommunication Services — 0.7%
America Movil SAB de CV (Mexico),
6.38%, 3/01/35(d)		75	71,121
American Tower Corp., Senior Unsecured Notes,
7.13%, 10/15/12		230	231,438
Rogers Communications, Inc. (Canada), Senior Unsecured Notes,
7.50%, 3/15/15(d)		500	543,898
Verizon Wireless Capital LLC, Notes,
3.75%, 5/20/11(c)		1,620	1,653,166
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes,
7.75%, 2/15/10(d)		125	129,226
4.15%, 6/10/14(d)		900	885,878

			3,514,727

Total Corporate Bonds — 10.3%			49,778,692

	Shares
Exchange-Traded Funds
iShares Russell 2000 Value Index Fund		1,463	68,073
iShares Russell Midcap Growth Index Fund		3,900	142,155

Total Exchange-Traded Funds — 0.0%			210,228

	Par (000)
Foreign Government Obligations
Argentina — 0.0%
Republic of Argentina,
8.28%, 12/31/33(d)	USD	37	19,493
2.50%, 12/31/38(b)(d)		90	24,165

			43,658

Brazil — 0.2%
Federal Republic of Brazil,
8.25%, 1/20/34(d)		170	201,875

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2009	13

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Foreign Government Obligations
Brazil (concluded)
11.00%, 8/17/40(d)	USD	705	$917,205

			1,119,080

Colombia — 0.1%
Republic of Colombia,
7.38%, 3/18/19(d)		225	240,187
7.38%, 9/18/37(d)		100	102,000

			342,187

El Salvador — 0.0%
Republic of El Salvador,
7.65%, 6/15/35(c)(d)		55	46,200

Germany — 0.1%
Bundesrepublik Deutschland,
4.00%, 1/04/37	EUR	70	94,459
4.25%, 7/04/39		250	354,229

			448,688

Indonesia — 0.0%
Republic of Indonesia,
6.63%, 2/17/37(c)(d)	USD	100	82,000
7.75%, 1/17/38(d)		110	100,100

			182,100

Israel — 0.1%
Israel Government AID Bond,
5.50%, 4/26/24(d)		100	107,120
5.50%, 9/18/33(d)		85	88,325

			195,445

Japan — 0.1%
Japan Finance Corp.,
2.00%, 6/24/11(d)		470	470,850

Mexico — 0.1%
Mexico Government International Bond, Senior Unsecured Notes,
6.05%, 1/11/40(d)		125	113,563
United Mexican States,
8.30%, 8/15/31(d)		194	231,345

			344,908

Panama — 0.0%
Republic of Panama,
8.88%, 9/30/27(d)		95	114,712

Peru — 0.0%
Republic of Peru,
6.55%, 3/14/37(d)		115	111,550

Philippines — 0.1%
Republic of Philippines,
9.00%, 2/15/13(d)		370	413,475

Russia — 0.1%
Russia Federation,
7.50%, 3/31/30(b)(d)		192	189,024

Turkey — 0.1%
Republic of Turkey,
6.75%, 4/03/18(d)		530	525,034

Ukraine — 0.0%
Ukraine Government,
6.58%, 11/21/16(c)(d)		100	68,000

United Kingdom — 0.1%
United Kingdom Treasury Bonds,
4.25%, 12/07/49	GBP	275	441,707

Uruguay — 0.0%
Republic of Orient Uruguay,
7.63%, 3/21/36(d)	USD	165	158,812

Venezuela — 0.1%
Republic of Venezuela,
8.50%, 10/08/14(d)		200	142,000
9.25%, 9/15/27(d)		200	136,000
9.38%, 1/13/34(d)		100	62,500

			340,500

Total Foreign Government Obligations — 1.2%			5,555,930

Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.8%
Banc of America Alternative Loan Trust, Series 04-6, Class 4A1,
5.00%, 7/25/19		144	131,631
Bear Stearns Adjustable Rate Mortgage Trust, Series 05-4, Class 3A1,
5.36%, 8/25/35(a)		3,776	2,534,692
CitiMortgage Alternative Loan Trust, Series 07-A8, Class A1,
6.00%, 10/25/37		1,150	731,481
Countrywide Alternative Loan Trust, Series 05-21CB, Class A17,
6.00%, 6/25/35		1,145	854,043
Countrywide Home Loan Mortgage Pass-Through Trust, Series 03-27, Class M,
4.42%, 6/25/33(a)		490	44,337
Countrywide Home Loan Mortgage Pass-Through Trust, Series 03-56, Class 4A1,
4.90%, 12/25/33(a)		1,112	993,302
Countrywide Home Loan Mortgage Pass-Through Trust, Series 03-58, Class B1,
4.85%, 2/19/34(a)		120	30,895
Countrywide Home Loan Mortgage Pass-Through Trust, Series 06-OA5, Class 3A1,
0.51%, 4/25/46(a)		424	173,621
Countrywide Home Loan Mortgage Pass-Through Trust, Series 07-J3, Class A10,
6.00%, 7/25/37		910	598,370
Credit Suisse Mortgage Capital Certificates, Series 06-8, Class 3A1,
6.00%, 10/25/21		251	165,205
First Horizon Asset Securities, Inc., Series 05-AR3, Class 3A1,
5.50%, 8/25/35(a)		166	135,385
Harborview Mortgage Loan Trust, Series 05-10, Class 2A1A,
0.62%, 11/19/35(a)		639	306,654
Homebanc Mortgage Trust, Series 06-2, Class A1,
0.49%, 12/25/36(a)		514	223,264
JPMorgan Mortgage Trust, Series 06-S2, Class 2A2,
5.88%, 7/25/36		129	110,566
JPMorgan Mortgage Trust, Series 07-S1, Class 1A2,
5.50%, 3/25/22		129	109,573

14	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2009

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (continued)
Master Alternative Loans Trust, Series 04-4, Class 1A1,
5.50%, 5/25/34	$104	$95,240
Residential Accredit Loans, Inc., Series 06-QO2, Class A1,
0.53%, 2/25/46(a)	311	128,175
Residential Funding Mortgage Securities I, Series 04-S9, Class 2A1,
4.75%, 12/25/19	1,311	1,184,689
Salomon Brothers Mortgage Securities VI, Inc., Series 87-1 (IO),
11.00%, 2/17/17(a)	22	4,139
Salomon Brothers Mortgage Securities VI, Inc., Series 87-1 (PO),
2.27%, 2/17/17(l)	24	20,283
Salomon Brothers Mortgage Securities VI, Inc., Series 87-2 (IO),
11.00%, 3/16/17(a)	17	3,939
Salomon Brothers Mortgage Securities VI, Inc., Series 87-2 (PO),
2.77%, 3/06/17(l)	17	13,762
Structured Adjustable Rate Mortgage Loan Trust, Series 07-3, Class 2A1,
5.73%, 4/25/37(a)	1,270	696,522
Structured Asset Securities Corp., Series 01-21A, Class B2,
3.72%, 1/25/32(a)	5	2,739
Structured Asset Securities Corp., Series 03-2A, Class B2II,
5.10%, 2/25/33(a)	54	17,420
Washington Mutual Mortgage Pass-Through Certificates, Series 03-AR3, Class B2,
3.57%, 4/25/33(a)	42	23,777
Washington Mutual Mortgage Pass-Through Certificates, Series 03-AR5, Class B2,
2.91%, 6/25/33(a)	152	45,009
Washington Mutual Mortgage Pass-Through Certificates, Series 03-AR8, Class B1,
4.21%, 8/25/33(a)	178	114,376
Washington Mutual Mortgage Pass-Through Certificates, Series 04-AR1, Class B1,
3.71%, 3/25/34(a)	742	216,632
Washington Mutual Mortgage Pass-Through Certificates, Series 04-AR3, Class B1,
3.14%, 6/25/34(a)	201	120,952
Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR18, Class 1A1,
5.29%, 1/25/37(a)	831	484,727
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA4, Class 1A,
2.11%, 5/25/47(a)	262	109,852
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA5, Class 1A,
2.09%, 6/25/47(a)	220	89,694
Wells Fargo Mortgage Backed Securities Trust, Series 05-AR15, Class 2A1,
5.11%, 9/25/35(a)	1,668	1,385,427
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR12, Class 2A1,
6.10%, 9/25/36(a)	338	234,525
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR17, Class A1,
5.34%, 10/25/36(a)	579	349,197
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR2, Class 2A5,
5.07%, 3/25/36(a)	1,864	1,215,017

		13,699,112

Commercial Mortgage-Backed Securities — 5.1%
Bank of America-First Union Commercial Mortgage, Series 01-3, Class A2,
5.46%, 4/11/37	1,375	1,384,045
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2,
7.32%, 10/15/32(a)	451	461,496
Bear Stearns Commercial Mortgage Securities, Inc., Series 02-TOP6, Class A1,
5.92%, 10/15/36	204	207,860
Bear Stearns Commercial Mortgage Securities, Inc., Series 03-T12, Class A4,
4.68%, 9/13/13(a)	1,025	944,503
CDC Commercial Mortgage Trust, Series 02-FX1, Class A1,
5.25%, 5/15/19	333	335,839
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 07-CD4, Class A4,
5.32%, 12/11/49	68	49,806
Commercial Mortgage Acceptance Corp., Series 98-C2, Class E,
7.49%, 6/15/10(a)	930	931,521
Commercial Mortgage Pass-Through Certificates, Series 04-LB3A, Class A3,
5.09%, 7/10/37(a)	515	488,828
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CP4, Class D,
6.61%, 12/15/35	1,450	1,343,473
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKN2, Class A3,
6.13%, 3/15/12	1,000	984,256
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2,
5.18%, 8/15/12	1,090	1,070,108
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2,
4.94%, 12/15/35	1,010	979,463
Credit Suisse First Boston Mortgage Securities Corp., Series 03-C3, Class A5,
3.94%, 5/15/38	1,020	920,768
First Union National Bank Commercial Mortgage Trust, Series 01-C2, Class A2,
6.66%, 1/12/43	933	960,699
First Union National Bank Commercial Mortgage Trust, Series 01-C4, Class A2,
6.22%, 12/12/33	1,140	1,172,264
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2,
6.96%, 11/15/10	1,263	1,304,585
Impac Commercial Mortgage Backed Trust, Series 04-5, Class 1A1,
0.67%, 10/25/34(a)	77	46,526
Impac Commercial Mortgage Backed Trust, Series 04-7, Class 1A1,
1.05%, 11/25/34(a)	193	100,388
Impac Commercial Mortgage Backed Trust, Series 04-7, Class M4,
2.11%, 11/25/34(a)	63	13,401

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2009	15

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-U.S. Government Sponsored Agency
Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-LD11, Class A2,
5.99%, 6/15/49(a)	$1,220	$1,124,355
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C2, Class A2,
7.33%, 9/15/09	136	135,702
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C2, Class E,
7.47%, 10/15/32	125	125,300
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-C7, Class A4,
5.93%, 12/15/25	353	359,911
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-WM, Class A1,
6.16%, 7/14/16(c)	341	348,969
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C1, Class A4,
5.16%, 2/15/31	1,085	903,585
Morgan Stanley Capital I, Inc., Series 02-TOP7, Class A1,
5.38%, 1/15/39	84	83,562
Morgan Stanley Capital I, Inc., Series 05-HQ6, Class A4A,
4.99%, 8/13/42	2,405	2,054,671
Morgan Stanley Capital I, Series 03-IQ4, Class A2,
4.07%, 5/15/40	1,025	926,644
Morgan Stanley Dean Witter Capital I, Inc., Series 01-TOP1, Class A4,
6.66%, 2/15/33	840	852,283
Salomon Brothers Mortgage Securities VII, Inc., Series 00-C3, Class A2,
6.59%, 12/18/33	1,208	1,235,009
Structured Asset Securities Corp. Commercial Trust, Series 96-CFL, Class X1 (IO),
2.17%, 2/25/28(a)	462	21
TIAA Retail Commercial Trust, Series 01-C1A, Class A4,
6.68%, 6/19/31(a)(c)	230	230,944
Wachovia Bank Commercial Mortgage Trust, Series 05-C21, Class A3,
5.21%, 10/15/44(a)	490	479,984
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A5,
5.93%, 5/15/43(a)	1,050	827,542
Wachovia Bank Commercial Mortgage Trust, Series 07-C33, Class A4,
6.10%, 7/15/17(a)	1,080	795,095
Washington Mutual Commercial Mortgage Securities Trust, Series 05-C1A, Class X (IO),
2.05%, 5/25/36(a)(c)	4,586	135,087

		24,318,493

Total Non-U.S. Government Sponsored Agency Mortgage-Backed Securities — 7.9%		38,017,605

	Shares
Rights — 0.0%
Unione di Banche Italiane ScpA, Expiring
7/10/09(g)	8,600	588

	Par (000)
Taxable Municipal Bonds
Metropolitan Transportation Authority New York RB,
7.34%, 11/15/39	$395	469,572
Port Authority of New York & New Jersey RB, 6.04%,
12/01/29	205	210,584
State of California Various Purpose GO, 5.45%,
4/01/15	1,450	1,420,348

Total Taxable Municipal Bonds — 0.4%		2,100,504

U.S. Government Sponsored Agency
Mortgage-Backed Securities
Collateralized Mortgage Obligations — 14.0%
Federal Home Loan Mortgage Corp. 1 Year CMT,
5.05%, 12/01/35(a)	480	486,973
Federal Home Loan Mortgage Corp. 15 Year TBA,
6.00%, 8/01/24(m)	300	316,219
Federal Home Loan Mortgage Corp. 30 Year TBA,
4.50%, 7/01/39(m)	200	199,000
5.00%, 7/01/39(m)	100	101,656
5.50%, 8/01/39(m)	2,400	2,466,000
6.50%, 8/01/39(m)	100	106,094
Federal Home Loan Mortgage Corp. Gold,
4.00%, 5/01/10	58	58,409
6.00%, 4/01/13-6/01/16	65	68,513
5.00%, 10/01/22-4/01/39	3,605	3,692,639
9.50%, 12/01/22	139	160,066
8.00%, 2/01/23-8/01/27	17	18,331
5.50%, 8/01/33	26	27,296
4.50%, 9/01/35	695	694,722
Federal Home Loan Mortgage Corp. Non Gold,
5.04%, 4/01/38(a)	923	956,510
Federal Home Loan Mortgage Corp., Series 2864, Class NA,
5.50%, 1/15/31	91	95,103
Federal National Mortgage Assoc.,
6.00%, 9/01/11-3/01/38	10,382	10,884,081
7.00%, 8/01/14-1/01/16	129	135,879
5.50%, 4/01/17-2/01/35(k)	5,680	5,900,027
5.00%, 3/01/23-4/01/39	594	608,694
7.50%, 10/01/25(n)	0	4
4.50%, 4/01/39-6/01/39	205	204,666
Federal National Mortgage Assoc. 15 Year TBA,
4.00%, 7/01/24(m)	1,000	999,062
4.50%, 7/01/24(m)	1,300	1,324,375
5.00%, 7/01/24(m)	1,500	1,551,094
5.50%, 7/01/24(m)	25	25,779
6.00%, 8/01/24(m)	100	105,594
Federal National Mortgage Assoc. 30 Year TBA,
4.00%, 7/01/39(m)	700	678,781
4.50%, 7/01/39(m)	2,900	2,893,656
5.00%, 7/01/39(m)	8,000	8,140,000
5.50%, 7/01/39(m)	4,000	4,127,500
6.50%, 7/01/39-8/01/39(m)	4,900	5,203,969
6.00%, 8/01/39(m)	3,700	3,865,344
Federal National Mortgage Assoc. ARM,
4.19%, 12/01/34(a)	758	773,481
Federal National Mortgage Assoc. Grantor Trust, Series 03-T1, Class R (IO),
0.65%, 11/25/12(a)	6,323	102,795

16	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2009

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency
Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
Federal National Mortgage Assoc., Series 04-88, Class HA,
6.50%, 7/25/34	$35	$36,535
Federal National Mortgage Assoc., Series 07-108, Class AN,
8.84%, 11/25/37(a)	715	781,915
Government National Mortgage Assoc. I,
7.50%, 12/15/10	9	9,806
5.50%, 4/15/33-8/15/33	446	462,597
Government National Mortgage Assoc. I 30 Year TBA,
6.00%, 7/01/39(m)	3,300	3,438,187
5.00%, 8/01/39(m)	2,300	2,334,500
Government National Mortgage Assoc. II,
5.00%, 10/20/33	929	947,032
Government National Mortgage Assoc. II 1 Year Treasury,
3.75%, 5/20/34(a)	112	114,247
Government National Mortgage Assoc. II 30 Year TBA,
6.00%, 8/01/39(m)	1,800	1,869,754
Government National Mortgage Assoc., Series 09-26, Class SC (IO),
6.08%, 1/16/38(a)	1,756	193,809

Total U.S. Government Sponsored Agency Mortgage-Backed Securities — 14.0%		67,160,694

U.S. Government Sponsored Agency Obligations
Federal Home Loan Bank, Subordinated Notes,
5.63%, 6/13/16	890	856,886
Federal Home Loan Bank, Unsecured Bonds,
5.38%, 5/15/19	2,005	2,164,676
Federal Home Loan Mortgage Corp., Subordinated Unsecured Notes,
5.75%, 6/27/16	920	936,536
Federal Home Loan Mortgage Corp., Unsecured Notes,
1.75%, 6/15/12	600	597,818
3.00%, 7/28/14	295	295,598
5.25%, 4/18/16	760	841,331
Resolution Funding Corp., Strip Bonds,
4.29%, 7/15/18(l)	150	102,203
4.32%, 10/15/18(l)	150	100,873
Small Business Administration Participation Certificates, Series 97-20F, Class 1,
7.20%, 6/01/17	277	301,997

Total U.S. Government Sponsored Agency Obligations — 1.3%		6,197,918

U.S. Treasury Obligations
U.S. Treasury Bonds,
8.13%, 8/15/19(o)	1,025	1,405,371
7.25%, 8/15/22(o)	650	853,937
U.S. Treasury Notes,
1.13%, 6/30/11	3,200	3,200,256
1.88%, 6/15/12	2,780	2,800,211
2.63%, 6/30/14	305	305,955

Total U.S. Treasury Obligations — 1.8%		8,565,730

	Shares
Warrants
Crosshair Exploration & Mining Corp. (issued/exercisable 4/04/08, 1 share for 1 warrant, expiring 10/04/09, strike price 1.80 CAD)(acquired 4/04/08, cost $51)(g)(h)	5,300	1
Unione di Banche Italiane ScpA (issued/exercisable 5/18/09, 1 share for 20 warrants, expiring 6/30/11, strike price 12.30 EUR)(g)	8,600	664

Total Warrants — 0.0%		665

Total Long-Term Investments (Cost — $453,327,254) — 94.6%		454,985,909

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund,
0.45%(p)(q)	77,966,067	77,966,067
BlackRock Liquidity Series, LLC Money Market Series, 0.55%(p)(q)(r)	1,285,000	1,285,000

Total Short-Term Securities (Cost — $79,251,067) — 16.5%		79,251,067

	Contracts(s)
Options Purchased
Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 2.250% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker, JPMorgan Chase Bank, N.A.	430	5,851
Receive a fixed rate of 2.370% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker, Goldman Sachs Bank USA	430	10,712
Receive a fixed rate of 2.500% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Barclays Bank, Plc	190	9,772
Receive a fixed rate of 2.500% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker, JPMorgan Chase Bank, N.A.	330	10,762
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, expiring December 2009, Broker, Morgan Stanley Capital Services, Inc.	670	51,256
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker, Morgan Stanley Capital Services, Inc.	880	65,708
Receive a fixed rate of 3.120% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker, Barclays Bank, Plc	560	63,465
Receive a fixed rate of 3.404% and pay a floating rate based on 3-month LIBOR, expiring April 2010, Broker, Deutsche Bank AG	490	113,222
Receive a fixed rate of 3.710% and pay a floating rate based on 3-month LIBOR, expiring April 2011, Broker, JPMorgan Chase Bank, N.A.	240	84,920

		415,668

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2009	17

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Contracts(s)		Value
Options Purchased
Over-the-Counter Put Swaptions Purchased (concluded)
Pay a fixed rate of 3.120% and receive a floating rate based on 3-month LIBOR, expiring October 2009, Broker, Barclays Bank, Plc	560		$425,104
Pay a fixed rate of 3.404% and receive a floating rate based on 3-month LIBOR, expiring April 2010, Broker, Deutsche Bank AG	490		392,697
Pay a fixed rate of 3.710% and receive a floating rate based on 3-month LIBOR, expiring April 2011, Broker, JPMorgan Chase Bank, N.A.	240		222,273

			1,040,074

Total Options Purchased (Cost — $1,233,041) — 0.3%			1,455,742

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $533,811,362*) — 111.4%			535,692,718

	Par (000)
TBA Sale Commitments
Federal Home Loan Mortgage Corp. 15 Year TBA,
5.00%, 7/01/24 (m)	$(1,100)		(1,136,437)
Federal Home Loan Mortgage Corp. 30 Year TBA,
4.50%, 7/01/39 (m)	(895)		(890,146)
5.00%, 7/01/39 (m)	(2,400)		(2,439,750)
6.50%, 7/01/39 (m)	(100)		(106,094)
Federal National Mortgage Assoc. 15 Year TBA,
4.50%, 7/01/24 (m)	(600)		(611,250)
5.00%, 7/01/24 (m)	(1,200)		(1,240,875)
5.50%, 7/01/24 (m)	(345)		(360,398)
Federal National Mortgage Assoc. 30 Year TBA,
4.50%, 7/01/39 (m)	(1,030)		(1,027,747)
5.00%, 7/01/39 (m)	(300)		(305,250)
5.50%, 7/01/39 (m)	(6,400)		(6,604,000)
6.50%, 7/01/39 (m)	(1,700)		(1,809,969)
6.00%, 8/01/39 (m)	(13,000)		(13,549,434)
Government National Mortgage Assoc. II 30 Year TBA,
5.00%, 8/01/39 (m)	(900)		(911,252)

Total TBA Sale Commitments (Proceeds — $30,895,407) — (6.4)%			(30,992,602)

	Contracts
Options Written
Exchange-Traded Put Options Written
September 30 Year U.S. Treasury Bonds Futures, Strike Price $110, Expires 8/21/09	(14)		(6,781)

Over-the-Counter Call Swaptions Written
Pay a fixed rate of 3.140% and receive a floating rate based on 3-month LIBOR, expiring April 2010, Broker, Barclays Bank Plc	(150	)(s)	(24,270)
Pay a fixed rate of 3.330% and receive a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Citibank, N.A.	(210	)(s)	(43,463)
Pay a fixed rate of 4.100% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(200	)(s)	(96,055)
Pay a fixed rate of 4.220% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, JPMorgan Chase Bank, N.A.	(1,000	)(s)	(533,467)
Pay a fixed rate of 4.280% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(440	)(s)	(247,285)
Pay a fixed rate of 4.350% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(550	)(s)	(327,999)
Pay a fixed rate of 4.800% and receive a floating rate based on 3-month LIBOR, expiring June 2010, Broker, Citibank, N.A.	(280	)(s)	(233,056)
Pay a fixed rate of 4.870% and receive a floating rate based on 3-month LIBOR, expiring February 2010, Broker, Deutsche Bank AG	(570	)(s)	(521,880)
Pay a fixed rate of 5.400% and receive a floating rate based on 3-month LIBOR, expiring December 2010, Broker, UBS AG	(260	)(s)	(297,371)
Pay a fixed rate of 5.485% and receive a floating rate based on 3-month LIBOR, expiring October 2009, Broker, JPMorgan Chase Bank, N.A.	(140	)(s)	(194,508)
Pay a fixed rate of 5.670% and receive a floating rate based on 3-month LIBOR, expiring January 2010, Broker, Citibank, N.A.	(50	)(s)	(74,268)

			(2,593,622)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 3.140% and pay a floating rate based on 3-month LIBOR, expiring April 2010, Broker, Barclays Bank Plc	(150	)(s)	(141,704)
Receive a fixed rate of 3.330% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Citibank, N.A.	(210	)(s)	(169,851)
Receive a fixed rate of 4.100% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(200	)(s)	(104,796)
Receive a fixed rate of 4.220% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, JPMorgan Chase Bank, N.A.	(1,000	)(s)	(479,881)
Receive a fixed rate of 4.280% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(440	)(s)	(201,705)
Receive a fixed rate of 4.350% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(550	)(s)	(240,025)
Receive a fixed rate of 4.500% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Barclays Bank, Plc	(190	)(s)	(138,478)
Receive a fixed rate of 4.800% and pay a floating rate based on 3-month LIBOR, expiring June 2010, Broker, Citibank, N.A.	(280	)(s)	(88,394)
Receive a fixed rate of 4.870% and pay a floating rate based on 3-month LIBOR, expiring February 2010, Broker, Deutsche Bank AG	(570	)(s)	(120,563)
Receive a fixed rate of 5.400% and pay a floating rate based on 3-month LIBOR, expiring December 2010, Broker, UBS AG	(260	)(s)	(78,044)
Receive a fixed rate of 5.485% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker, JPMorgan Chase Bank, N.A.	(140	)(s)	(7,977)
Receive a fixed rate of 5.670% and pay a floating rate based on 3-month LIBOR, expiring January 2010, Broker, Citibank, N.A.	(50	)(s)	(3,992)

			(1,775,410)

Total Options Written (Premiums Received — $3,811,307) — (0.9)%			(4,375,813)

18	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2009

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Value
Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 104.1%	$500,324,303
Liabilities in Excess of Other Assets — (4.1)%	(19,604,873)

Net Assets — 100.0%	$480,719,430

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$540,397,150

Gross unrealized appreciation	$38,037,753
Gross unrealized depreciation	(42,742,185)

Net unrealized depreciation	$(4,704,432)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	US dollar denominated security issued by foreign domiciled entity.

(e)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Non-income producing security.

(h)	Restricted security as to resale. As of report date the Portfolio held 0.06% of its net assets, with a current market value of $286,848 and an original cost of $362,313 in these securities.

(i)	Security, or a portion of security, is on loan.

(j)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(k)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(l)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(m)	Represents or includes a to-be-announced transaction. The Portfolio has committed to purchasing (selling) securities for which all specific information is not available as of report date.

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$(474,847)	$874
Barclays Bank, Plc	$9,375	$(2,719)
BNP Paribas	$(3,865,344)	$(19,078)
Citibank, N.A.	$2,392,472	$(3,309)
Credit Suisse International	$4,720,438	$38,722
Deutsche Bank AG	$1,722,408	$38,763
Goldman Sachs Bank USA	$1,821,516	$(13,872)
JPMorgan Chase Bank, N.A.	$10,355,972	$165,791
Morgan Stanley Capital Services, Inc.	$(7,928,028)	$8,465

(n)	Par is less than $500.

(o)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(p)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	77,966,067	$100,028
BlackRock Liquidity Series, LLC Money Market Series	(184,900)	$24,983

(q)	Represents the current yield as of report date.

(r)	Security purchased with the cash proceeds from securities loans.

(s)	One contract represents a notional amount of $10,000.

•	Foreign currency exchange contracts as of June 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	58,000	USD	81,542	Citibank, N.A.	7/1/09	$(176)
GBP	4,000	USD	6,626	Barclays Bank, Plc	7/1/09	(45)
GBP	41,509	USD	68,569	JPMorgan Chase Bank, N.A.	7/1/09	(278)
USD	9,242	JPY	884,430	State Street Bank & Trust Co.	7/1/09	61
BRL	712,008	USD	351,800	Goldman Sachs Bank USA	7/2/09	11,419
EUR	18,000	USD	25,331	Citibank, N.A.	7/2/09	(80)
EUR	17,000	USD	23,865	Citibank, N.A.	7/2/09	(16)
GBP	8,000	USD	13,256	Citibank, N.A.	7/2/09	(94)
GBP	8,000	USD	13,163	Citibank, N.A.	7/2/09	(2)
NZD	1,000	USD	652	Citibank, N.A.	7/2/09	(6)
USD	351,800	BRL	693,750	Goldman Sachs Bank USA	7/2/09	(2,105)
USD	34,063	JPY	3,282,000	Citibank, N.A.	7/2/09	(5)
USD	648,993	EUR	476,500	Citibank, N.A.	7/15/09	(19,474)
USD	196,431	EUR	139,000	Citibank, N.A.	7/15/09	1,432
BRL	698,499	USD	351,800	Goldman Sachs Bank USA	8/4/09	2,205
AUD	20,000	USD	15,839	Citibank, N.A.	8/26/09	207
AUD	600,000	USD	474,461	Citibank, N.A.	8/26/09	6,931
AUD	685,000	USD	540,890	Citibank, N.A.	8/26/09	8,699
CAD	772,000	USD	696,878	Citibank, N.A.	8/26/09	(32,927)
CAD	156,000	USD	138,125	Citibank, N.A.	8/26/09	(3,958)
CAD	72,000	USD	63,631	Deutsche Bank AG	8/26/09	(1,708)
CAD	124,000	USD	107,408	Deutsche Bank AG	8/26/09	(763)
CAD	605,000	USD	546,315	UBS AG	8/26/09	(25,991)
CHF	1,229,000	USD	1,147,933	Barclays Bank, Plc	8/26/09	(16,032)
EUR	1,562,000	USD	2,207,125	Citibank, N.A.	8/26/09	(15,969)

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2009	19

Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	137,000	USD	192,573	Citibank, N.A.	8/26/09	$(391)
EUR	159,000	USD	221,759	Citibank, N.A.	8/26/09	1,284
EUR	177,000	USD	245,406	Deutsche Bank AG	8/26/09	2,888
GBP	582,000	USD	960,628	Barclays Bank, Plc	8/26/09	(3,176)
GBP	371,000	USD	608,142	Citibank, N.A.	8/26/09	2,193
HKD	1,405,000	USD	181,361	Citibank, N.A.	8/26/09	18
HKD	1,006,000	USD	129,864	Deutsche Bank AG	8/26/09	6
JPY	3,282,000	USD	34,086	Citibank, N.A.	8/26/09	6
JPY	22,816,000	USD	236,703	Citibank, N.A.	8/26/09	294
JPY	30,815,000	USD	313,143	Citibank, N.A.	8/26/09	6,942
NOK	1,621,000	USD	252,796	Citibank, N.A.	8/26/09	(1,078)
SEK	1,162,000	USD	145,664	Citibank, N.A.	8/26/09	4,939
SEK	3,069,000	USD	389,118	Deutsche Bank AG	8/26/09	8,645
SGD	6,000	USD	4,115	Citibank, N.A.	8/26/09	26
USD	744,982	CAD	825,000	Citibank, N.A.	8/26/09	35,449
USD	81,532	EUR	58,000	Citibank, N.A.	8/26/09	170
USD	317,300	EUR	225,000	Citibank, N.A.	8/26/09	1,672
USD	6,625	GBP	4,000	Barclays Bank, Plc	8/26/09	44
USD	1,706,557	GBP	1,055,000	Citibank, N.A.	8/26/09	(29,031)
USD	958,996	GBP	592,500	Deutsche Bank AG	8/26/09	(15,731)
USD	364,343	HKD	2,822,000	Citibank, N.A.	8/26/09	35
USD	163,116	JPY	16,012,000	Citibank, N.A.	8/26/09	(3,206)
USD	578,809	NOK	3,712,000	Royal Bank of Scotland	8/26/09	2,390
USD	206,944	NZD	323,000	Citibank, N.A.	8/26/09	(733)
USD	110,251	SGD	161,000	Deutsche Bank AG	8/26/09	(857)

Total						$(75,877)

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)
100	DJIA Index	Chicago	September 2009	$8,394,000	$(170,000)
8	Euro-Bund	Chicago	September 2009	$1,358,865	24,354
4	United Kingdom Gilt	London	September 2009	$777,059	1,546
180	ICE E-mini Russell 2000 Index	New York	September 2009	$9,129,600	284,366
130	S&P 500 Index	Chicago	September 2009	$29,753,750	(125,125)
70	U.S. Treasury Bonds	Chicago	September 2009	$8,285,156	111,016
2	U.S. Treasury Notes (2 Year)	Chicago	September 2009	$432,438	62
92	U.S. Treasury Notes (5 Year)	Chicago	September 2009	$10,554,125	70,481
71	U.S. Treasury Notes (10 Year)	Chicago	September 2009	$8,254,859	2,620

Total					$199,320

•	Interest rate swaps outstanding as of June 30, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
5.50%(a)	3-month LIBOR	Bank of America, N.A.	July 2009	USD	7,500	$187,198
4.05%(a)	3-month LIBOR	Barclays Bank, Plc	December 2009	USD	2,600	44,011
1.76%(b)	3-month LIBOR	Deutsche Bank AG	March 2011	USD	3,600	(43,662)
5.11%(a)	3-month LIBOR	UBS AG	November 2011	USD	9,100	757,572
1.81%(b)	3-month LIBOR	Citibank, N.A.	March 2012	USD	10,000	6,569
2.25%(b)	3-month LIBOR	Deutsche Bank AG	December 2012	USD	2,220	9,595
3.77%(a)	3-month LIBOR	Bank of America, N.A.	January 2013	USD	4,100	249,012
4.27%(a)	3-month LIBOR	Deutsche Bank AG	July 2013	USD	1,600	129,883
2.56%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2014	USD	3,500	25,404
2.28%(b)	3-month LIBOR	Deutsche Bank AG	April 2014	USD	2,000	50,829
2.39%(b)	3-Month LIBOR	Barclays Bank, Plc	April 2014	USD	2,400	48,584
3.14%(a)	3-Month LIBOR	Citibank, N.A.	June 2014	USD	3,500	31,143
2.93%(a)	3-month LIBOR	Citibank, N.A.	June 2014	USD	3,600	(5,891)
3.41%(a)	3-month LIBOR	Deutsche Bank AG	May 2019	USD	7,900	(192,741)
4.22%(a)	3-month LIBOR	Barclays Bank, Plc	June 2019	USD	1,900	80,732

20	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2009

Schedule of Investments (continued)

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
4.08%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2019	USD	1,500	$(43,706)
3.92%(b)	3-month LIBOR	Citibank, N.A.	June 2019	USD	1,400	(20,846)
4.39%(b)	3-month LIBOR	Citibank, N.A.	June 2020	USD	900	(16,518)
5.41%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	August 2022	USD	1,130	193,133
3.50%(b)	3-month LIBOR	Barclays Bank, Plc	March 2040	USD	500	62,908

Total						$1,553,209

(a)	Portfolio pays floating interest rate and receives fixed rate.

(b)	Portfolio pays fixed interest rate and receives floating rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of June 30, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)[1]	Unrealized Appreciation (Depreciation)
Centex Corp.	6.92%	JPMorgan Chase Bank, N.A.	December 2010	265	$(20,595)
Knight, Inc.	1.80%	Credit Suisse International	January 2011	365	(3,706)
Viacom, Inc.	2.40%	Deutsche Bank AG	June 2011	525	(9,949)
KB Home	4.90%	JPMorgan Chase Bank, N.A.	September 2011	460	(18,935)
iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	140	7,460
Wendy’s/Arby’s Group, Inc.	2.90%	JPMorgan Chase Bank, N.A.	December 2011	360	(11,804)
Nova Chemicals Corp.	5.00%	Citibank, N.A.	March 2012	25	(363)
Westvaco Corp.	1.20%	Deutsche Bank AG	June 2012	410	(2,923)
Nova Chemicals Corp.	5.00%	JPMorgan Chase Bank, N.A.	June 2012	35	(105)
Ryland Group, Inc.	4.51%	JPMorgan Chase Bank, N.A.	June 2012	165	(9,359)
Macy’s, Inc.	7.50%	Morgan Stanley Capital Services, Inc.	June 2012	335	(32,765)
Knight, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2012	115	(424)
Belo Corp.	5.00%	Barclays Bank, Plc	June 2013	120	(670)
D.R. Horton, Inc.	5.04%	JPMorgan Chase Bank, N.A.	June 2013	525	(41,621)
Expedia, Inc.	5.00%	Citibank, N.A.	September 2013	380	(41,202)
Expedia, Inc.	5.18%	Goldman Sachs Bank USA	September 2013	175	(20,185)
Centex Corp.	4.37%	Deutsche Bank AG	December 2013	575	(64,745)
Nova Chemicals Corp.	5.00%	Goldman Sachs Bank USA	December 2013	200	(7,864)
Centex Corp.	4.40%	JPMorgan Chase Bank, N.A.	December 2013	330	(37,724)
Tyson Foods, Inc.	4.10%	Barclays Bank, Plc	March 2014	445	(38,962)
Hertz Global Holdings, Inc.	5.00%	Goldman Sachs Bank USA	March 2014	80	(22,787)
Toll Brothers, Inc.	2.00%	JPMorgan Chase Bank, N.A.	March 2014	155	(3,869)
D.R. Horton, Inc.	5.07%	JPMorgan Chase Bank, N.A.	September 2014	155	(16,383)
Macy’s, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2014	90	6,362
Huntsman Corp.	5.00%	Goldman Sachs Bank USA	December 2014	335	(106,826)
TXU Corp.	5.00%	JPMorgan Chase Bank, N.A.	December 2014	125	(21,941)
Energy Future Holdings Corp.	5.00%	Morgan Stanley Capital Services, Inc.	December 2014	680	(106,611)
Huntsman corp.	5.00%	Goldman Sachs Bank USA	March 2015	85	(20,716)
Pulte Homes, Inc.	3.00%	JPMorgan Chase Bank, N.A.	March 2015	185	(6,939)

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2009	21

Schedule of Investments (continued)

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)[1]	Unrealized Appreciation (Depreciation)
Lennar Corp.	5.86%	JPMorgan Chase Bank, N.A.	June 2015	250	$(27,352)
First Data Corp.	5.00%	Barclays Bank, Plc	December 2015	320	(28,118)
First Data Corp.	5.00%	Credit Suisse International	December 2015	130	(11,423)
First Data Corp.	5.00%	Goldman Sachs Bank USA	December 2015	85	(7,044)
First Data Corp.	5.00%	JPMorgan Chase Bank, N.A.	December 2015	165	(14,498)
Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank, N.A.	March 2016	690	(227,082)

Total					$(971,668)

1	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statement as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Asset Backed Securities	—	$9,435,844	—	$9,435,844
Capital Trusts	—	2,918,934	—	2,918,934
Common Stocks:
Aerospace & Defense	$5,262,696	236,949	—	5,499,645
Air Freight & Logistics	937,250	477,846	—	1,415,096
Airlines	602,739	693,536	—	1,296,275
Auto Components	415,787	1,561,775	—	1,977,562
Automobiles	116,392	1,334,973	—	1,451,365
Beverages	3,996,792	210,973	—	4,207,765
Biotechnology	4,128,235	—	—	4,128,235
Building Products	68,224	229,318	—	297,542
Capital Markets	3,740,135	2,223,650	—	5,963,785
Chemicals	2,571,015	3,175,057	—	5,746,072
Commercial Banks	1,940,436	6,508,278	—	8,448,714
Commercial Services & Supplies	1,438,733	1,544,991	—	2,983,724
Communications Equipment	4,580,521	924,066	—	5,504,587
Computers & Peripherals	8,045,309	107,779	—	8,153,088
Construction & Engineering	968,613	618,740	—	1,587,353
Consumer Finance	130,725	—	—	130,725
Containers & Packaging	1,160,178	374,280	—	1,534,458
Distributors	—	171,182	—	171,182
Diversified Consumer Services	686,520	—	—	686,520
Diversified Financial Services	4,696,463	1,321,715	—	6,018,178
Diversified Telecommunication Services	3,837,209	2,545,348	—	6,382,557
Electric Utilities	1,349,697	1,115,669	—	2,465,366
Electrical Equipment	906,178	911,500	—	1,817,678
Electronic Equipment, Instruments & Components	2,941,995	635,751	—	3,577,746
Energy Equipment & Services	7,112,080	604,407	—	7,716,487
Food & Staples Retailing	3,190,266	1,727,174	—	4,917,440
Food Products	2,476,745	2,784,580	—	5,261,325
Gas Utilities	1,188,875	93,269	—	1,282,144
Health Care Equipment & Supplies	3,957,818	1,316,429	—	5,274,247

22	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2009

Schedule of Investments (continued)

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Health Care Providers & Services	$10,289,048	$242,657	—	$10,531,705
Health Care Technology	894,641	—	—	894,641
Hotels, Restaurants & Leisure	3,562,716	1,621,838	—	5,184,554
Household Durables	1,899,788	234,354	—	2,134,142
Household Products	2,686,055	230,144	—	2,916,199
Independent Power Producers & Energy Traders	817,012	189,321	—	1,006,333
Industrial Conglomerates	2,295,677	1,093,369	—	3,389,046
Insurance	7,123,041	2,665,708	—	9,788,749
Internet & Catalog Retail	1,480,818	—	—	1,480,818
Internet Software & Services	3,881,968	424,655	—	4,306,623
IT Services	3,950,707	—	—	3,950,707
Leisure Equipment & Products	253,590	368,441	—	622,031
Life Sciences Tools & Services	377,122	503,388	—	880,510
Machinery	4,143,469	1,513,323	$303	5,657,095
Media	2,755,885	2,623,080	—	5,378,965
Metals & Mining	3,233,901	4,637,462	—	7,871,363
Multiline Retail	3,612,013	572,866	—	4,184,879
Multi-Utilities	2,631,058	—	—	2,631,058
Office Electronics	216,108	868,863	—	1,084,971
Oil, Gas & Consumable Fuels	23,481,410	3,947,405	185,084	27,613,899
Paper & Forest Products	288,010	36,331	—	324,341
Personal Products	1,219,864	—	—	1,219,864
Pharmaceuticals	9,306,033	3,655,531	—	12,961,564
Professional Services	1,123,039	123,989	—	1,247,028
Real Estate Investment Trusts	1,178,862	655,279	—	1,834,141
Real Estate Management & Development	—	1,911,291	—	1,911,291
Road & Rail	801,070	1,474,490	—	2,275,560
Semiconductors & Semiconductor Equipment	6,888,545	935,861	—	7,824,406
Software	9,813,684	980,272	1,011	10,794,967
Specialty Retail	6,930,692	782,445	—	7,713,137
Textiles, Apparel & Luxury Goods	225,123	859,767	—	1,084,890
Thrifts & Mortgage Finance	538,658	—	—	538,658
Tobacco	2,035,050	—	—	2,035,050
Trading Companies & Distributors	215,344	1,044,863	—	1,260,207
Transportation Infrastructure	—	825,437	—	825,437
Water Utilities	—	249,840	—	249,840
Wireless Telecommunication Services	1,981,612	1,555,435	—	3,537,047
Corporate Bonds	—	49,778,692	—	49,778,692
Exchange-Traded Funds	210,228	—	—	210,228
Foreign Government Obligations	—	5,555,930	—	5,555,930
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities	—	37,973,268	44,337	38,017,605
Rights	588	—	—	588
Short-Term Securities	79,251,067	—	—	79,251,067
Taxable Municipal Bonds	—	2,100,504	—	2,100,504
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	67,160,694	—	67,160,694
U.S. Government Sponsored Agency Obligations	—	6,197,918	—	6,197,918
U.S. Treasury Obligations	—	8,565,730	—	8,565,730
Warrants	664	—	1	665
Liabilities:	—	(30,992,602)	—	(30,992,602)
Other Financial Instruments[1]:
Assets:	—	3,938,537	—	3,938,537
Liabilities:	(6,781)	(6,146,843)	—	(6,153,624)

Total	$274,035,005	$226,763,546	$230,736	$501,029,287

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2009	23

Schedule of Investments (concluded)

The following table is a reconciliation of Level 3 investments for the period ended June 30, 2009:

	Asset Backed Securities	Common Stocks
		Machinery	Oil, Gas & Consumable Fuels
Balance, as of September 30, 2008	$4,365	—	$214,990
Accrued discounts/premiums	2,789	—	—
Realized gain/loss	—	—	—
Change in unrealized appreciation/depreciation[2]	(2,648)	—	(67,724)
Net purchases/sales	—	—	—
Transfers in/out of Level 3	(4,506)	$303	37,818

Balance, as of June 30, 2009	—	$303	$185,084

	Common Stocks	Non-U.S. Government Sponsored Agency Mortgage-Backed Securities	Warrants
	Software
Balance, as of September 30, 2008	$1,011	$89,693	$33
Accrued discounts/premiums	—	(91)	—
Realized gain/loss	—	(339)	—
Change in unrealized appreciation/depreciation[2]	—	(197,344)	(32)
Net purchases/sales	—	(29,943)	—
Transfers in/out of Level 3	—	182,361	—

Balance, as of June 30, 2009	$1,011	$44,337	$1

Other Financial Instruments[1]
Balance, as of September 30, 2008	$(818)
Accrued discounts/premiums	—
Realized gain/loss	(178,850)
Change in unrealized appreciation/depreciation[2]	179,668
Net purchases/sales	—
Transfers in/out of Level 3	—

Balance, as of June 30, 2009	—

1	Other financial instruments are options, foreign currency exchange contracts, financial futures contracts and swaps contracts. Futures, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

2	The change in unrealized appreciation/depreciation on securities still held at June 30, 2009 was $(317,396).

24	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2009

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Funds

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: August 21, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: August 21, 2009